MML Asset Momentum Fund — Portfolio of Investments

September 30, 2020 (Unaudited)
	Number of Shares	Value
Equities — 23.5%

Common Stock — 23.5%
Communications — 2.0%
Internet — 0.8%
Rightmove PLC	35,000	$281,720
Media — 0.6%
Fox Corp. Class A	8,000	222,640
Telecommunications — 0.6%
NTT DOCOMO, Inc. (a)	5,600	207,673
		712,033
Consumer, Cyclical — 4.7%
Distribution & Wholesale — 4.7%
Pool Corp.	5,100	1,706,154
Consumer, Non-cyclical — 1.7%
Health Care – Products — 0.4%
Advanced Medical Solutions Group PLC	54,682	152,258
Health Care – Services — 0.7%
Fresenius SE & Co. KGaA	5,900	268,565
Household Products & Wares — 0.6%
Henkel AG & Co. KGaA	2,000	187,336
Portmeirion Group PLC (b)	5,600	30,716
		218,052
		638,875
Energy — 0.8%
Oil & Gas — 0.8%
Marathon Petroleum Corp.	10,000	293,400
Financial — 6.1%
Diversified Financial Services — 6.1%
Mastercard, Inc. Class A	5,300	1,792,301
Visa, Inc. Class A	2,200	439,934
		2,232,235

MML Asset Momentum Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 4.4%
Building Materials — 0.2%
Breedon Group PLC (b)	88,437	$81,019
Electronics — 2.7%
Halma PLC	17,600	530,471
Roper Technologies, Inc.	1,100	434,621
		965,092
Hand & Machine Tools — 0.5%
Schindler Holding AG	700	191,124
Machinery – Diversified — 1.0%
Keyence Corp.	800	372,834
		1,610,069
Technology — 3.8%
Computers — 2.9%
Fortinet, Inc. (b)	8,800	1,036,728
Software — 0.9%
EMIS Group PLC	11,800	158,482
Nexus AG	3,400	183,376
		341,858
		1,378,586

TOTAL COMMON STOCK (Cost $5,569,155)		8,571,352

TOTAL EQUITIES (Cost $5,569,155)		8,571,352

	Principal Amount
Bonds & Notes — 24.9%

U.S. Treasury Obligations — 24.9%
U.S. Treasury Bonds & Notes — 24.9%
U.S. Treasury Note
1.250% 3/31/21 (c)	$6,000,000	6,033,886
1.250% 10/31/21	3,000,000	3,036,126
		9,070,012

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,008,008)		9,070,012

TOTAL BONDS & NOTES (Cost $9,008,008)		9,070,012

MML Asset Momentum Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mutual Funds — 48.4%

Diversified Financial Services — 48.4%
iShares MSCI Brazil ETF (a)	36,000	$995,760
iShares MSCI India ETF (a)	6,600	223,476
iShares MSCI Mexico ETF (a)	17,000	567,120
State Street Navigator Securities Lending Prime Portfolio (d)	4,331,305	4,331,305
Vanguard Short-Term Bond ETF (a)	93,000	7,723,650
Vanguard Total Stock Market ETF (a)	22,200	3,780,882
		17,622,193

TOTAL MUTUAL FUNDS (Cost $17,108,704)		17,622,193

TOTAL LONG-TERM INVESTMENTS (Cost $31,685,867)		35,263,557

	Principal Amount
Short-Term Investments — 14.8%
Repurchase Agreement — 14.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (e)	$5,383,393	5,383,393

TOTAL SHORT-TERM INVESTMENTS (Cost $5,383,393)		5,383,393

TOTAL INVESTMENTS — 111.6% (Cost $37,069,260) (f)		40,646,950

Other Assets/(Liabilities) — (11.6)%		(4,222,786)

NET ASSETS — 100.0%		$36,424,164

Abbreviation Legend
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2020, was $5,655,666 or 15.53% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,429,413 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	A portion of this security is pledged/held as collateral for open derivatives.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $5,383,393. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $5,491,110.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Nasdaq 100 E Mini Index	12/18/20	16	$3,641,612	$8,708
S&P 500 E Mini Index	12/18/20	111	18,813,975	(210,375)
				$(201,667)

MML Blend Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 66.2%

Common Stock — 66.1%
Basic Materials — 1.3%
Chemicals — 0.9%
Air Products & Chemicals, Inc.	355	$105,740
Celanese Corp.	6,100	655,445
CF Industries Holdings, Inc.	15,290	469,556
Dow, Inc.	5,106	240,237
DuPont de Nemours, Inc.	3,506	194,513
Eastman Chemical Co.	6,370	497,624
Ecolab, Inc.	2	400
FMC Corp.	3,700	391,867
International Flavors & Fragrances, Inc.	160	19,592
Linde PLC	866	206,221
LyondellBasell Industries NV Class A	14,140	996,729
The Mosaic Co.	1,500	27,405
PPG Industries, Inc.	9,418	1,149,749
The Sherwin-Williams Co.	2,523	1,757,875
		6,712,953
Forest Products & Paper — 0.2%
International Paper Co.	23,687	960,271
Iron & Steel — 0.0%
Nucor Corp.	3,056	137,092
Mining — 0.2%
Freeport-McMoRan, Inc.	3,864	60,433
Newmont Corp.	25,170	1,597,037
		1,657,470
		9,467,786
Communications — 11.5%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	22,122	368,774
Omnicom Group, Inc.	8,147	403,276
		772,050
Internet — 8.4%
Alphabet, Inc. Class A (a)	6,120	8,969,472
Alphabet, Inc. Class C (a)	5,221	7,672,782
Amazon.com, Inc. (a)	7,110	22,387,470
Booking Holdings, Inc. (a)	1,511	2,584,837
CDW Corp.	3,930	469,753
E*TRADE Financial Corp.	5,561	278,328
eBay, Inc.	30,377	1,582,642

MML Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Expedia Group, Inc.	377	$34,567
F5 Networks, Inc. (a)	1,400	171,878
Facebook, Inc. Class A (a)	54,850	14,365,215
Netflix, Inc. (a)	2,783	1,391,584
NortonLifeLock, Inc.	17,955	374,182
Twitter, Inc. (a)	1,300	57,850
VeriSign, Inc. (a)	3,431	702,840
		61,043,400
Media — 0.9%
Charter Communications, Inc. Class A (a)	2,031	1,268,035
Comcast Corp. Class A	79,024	3,655,650
Discovery, Inc. Class A (a) (b)	7,700	167,629
Discovery, Inc. Class C (a)	9,043	177,243
DISH Network Corp. Class A (a)	6,600	191,598
Fox Corp. Class A	14,622	406,930
Fox Corp. Class B (a)	2,700	75,519
News Corp. Class A	866	12,141
News Corp. Class B	300	4,194
ViacomCBS, Inc. Class B (b)	4,843	135,653
The Walt Disney Co.	5,066	628,589
		6,723,181
Telecommunications — 2.1%
Arista Networks, Inc. (a)	1,530	316,603
AT&T, Inc.	63,926	1,822,530
CenturyLink, Inc.	27,928	281,794
Cisco Systems, Inc.	133,542	5,260,219
Corning, Inc.	8,167	264,692
Juniper Networks, Inc.	7,289	156,714
Motorola Solutions, Inc.	2,557	400,963
T-Mobile US, Inc. (a)	3,250	371,670
Verizon Communications, Inc.	111,355	6,624,509
		15,499,694
		84,038,325
Consumer, Cyclical — 5.7%
Airlines — 0.1%
Alaska Air Group, Inc.	300	10,989
American Airlines Group, Inc. (b)	2,200	27,038
Delta Air Lines, Inc.	10,600	324,148
Southwest Airlines Co.	10,383	389,363
United Airlines Holdings, Inc. (a)	1,500	52,125
		803,663
Apparel — 0.5%
Hanesbrands, Inc.	25,500	401,625
NIKE, Inc. Class B	20,874	2,620,522
PVH Corp.	1,620	96,617
Ralph Lauren Corp.	2,960	201,191
Tapestry, Inc.	6,220	97,219
Under Armour, Inc. Class A (a)	200	2,246
Under Armour, Inc. Class C (a)	300	2,952

MML Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
VF Corp.	2,200	$154,550
		3,576,922
Auto Manufacturers — 0.4%
Cummins, Inc.	6,565	1,386,265
Ford Motor Co.	30,013	199,887
General Motors Co.	26,200	775,258
PACCAR, Inc.	4,822	411,220
		2,772,630
Auto Parts & Equipment — 0.0%
BorgWarner, Inc.	4,800	185,952
Distribution & Wholesale — 0.2%
Copart, Inc. (a)	4,400	462,704
Fastenal Co.	9,264	417,714
W.W. Grainger, Inc.	1,072	382,457
		1,262,875
Entertainment — 0.0%
Live Nation Entertainment, Inc. (a)	200	10,776
Home Builders — 0.2%
D.R. Horton, Inc.	4,747	359,016
Lennar Corp. Class A	9,200	751,456
NVR, Inc. (a)	70	285,818
PulteGroup, Inc.	5,873	271,861
		1,668,151
Home Furnishing — 0.1%
Leggett & Platt, Inc.	86	3,541
Whirlpool Corp.	1,353	248,803
		252,344
Housewares — 0.0%
Newell Brands, Inc.	4,600	78,936
Leisure Time — 0.0%
Harley-Davidson, Inc.	3,302	81,031
Norwegian Cruise Line Holdings Ltd. (a) (b)	1,100	18,821
Royal Caribbean Cruises Ltd.	610	39,485
		139,337
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	14,700	1,254,204
Las Vegas Sands Corp.	9,000	419,940
Marriott International, Inc. Class A	6,081	562,979
Wynn Resorts Ltd.	8	574
		2,237,697
Retail — 3.9%
Advance Auto Parts, Inc.	1,010	155,035
AutoZone, Inc. (a)	464	546,425
Best Buy Co., Inc.	6,292	700,237

MML Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CarMax, Inc. (a)	400	$36,764
Chipotle Mexican Grill, Inc. (a)	250	310,928
Costco Wholesale Corp.	1,890	670,950
Darden Restaurants, Inc.	2,654	267,364
Dollar General Corp.	6,770	1,419,127
Dollar Tree, Inc. (a)	2,548	232,734
Domino's Pizza, Inc.	2,230	948,374
The Gap, Inc.	690	11,751
Genuine Parts Co.	364	34,642
The Home Depot, Inc.	30,047	8,344,352
Kohl's Corp.	8,530	158,061
L Brands, Inc.	2,200	69,982
Lowe's Cos., Inc.	32,745	5,431,086
McDonald's Corp.	1,310	287,532
Nordstrom, Inc. (b)	10,308	122,871
O'Reilly Automotive, Inc. (a)	2,663	1,227,856
Ross Stores, Inc.	1,204	112,357
Starbucks Corp.	7,954	683,408
Target Corp.	10,096	1,589,312
Tiffany & Co.	802	92,912
The TJX Cos., Inc.	4,612	256,658
Tractor Supply Co.	3,310	474,455
Walgreens Boots Alliance, Inc.	4,057	145,727
Walmart, Inc.	22,312	3,121,672
Yum! Brands, Inc.	10,275	938,108
		28,390,680
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,791	230,872
		41,610,835
Consumer, Non-cyclical — 14.4%
Agriculture — 1.0%
Altria Group, Inc.	76,459	2,954,376
Archer-Daniels-Midland Co.	792	36,820
Philip Morris International, Inc.	57,286	4,295,877
		7,287,073
Beverages — 1.0%
Brown-Forman Corp. Class B	15	1,130
The Coca-Cola Co.	60,630	2,993,303
Constellation Brands, Inc. Class A	542	102,714
Molson Coors Beverage Co. Class B	1,500	50,340
Monster Beverage Corp. (a)	8,400	673,680
PepsiCo, Inc.	24,730	3,427,578
		7,248,745
Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc. (a)	7,560	865,091
Amgen, Inc.	20,001	5,083,454
Biogen, Inc. (a)	7,762	2,201,924
Corteva, Inc.	2,706	77,960
Gilead Sciences, Inc.	43,810	2,768,354
Illumina, Inc. (a)	210	64,907
Incyte Corp. (a)	260	23,332

MML Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	2,730	$1,528,200
Vertex Pharmaceuticals, Inc. (a)	7,250	1,972,870
		14,586,092
Commercial Services — 1.1%
Automatic Data Processing, Inc.	7,259	1,012,558
Cintas Corp.	2,378	791,470
Equifax, Inc.	182	28,556
FleetCor Technologies, Inc. (a)	1,320	314,292
Gartner, Inc. (a)	110	13,744
Global Payments, Inc.	1,132	201,021
H&R Block, Inc. (b)	16,263	264,924
IHS Markit Ltd.	6,500	510,315
MarketAxess Holdings, Inc.	430	207,084
Moody's Corp.	2,670	773,899
Nielsen Holdings PLC	3,400	48,212
PayPal Holdings, Inc. (a)	2,257	444,697
Quanta Services, Inc.	2,013	106,407
Robert Half International, Inc.	10,526	557,246
S&P Global, Inc.	5,788	2,087,153
United Rentals, Inc. (a)	3,250	567,125
Verisk Analytics, Inc.	2,720	504,043
		8,432,746
Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co.	31,806	2,453,833
Coty, Inc. Class A	900	2,430
The Estee Lauder Cos., Inc. Class A	1,570	342,653
The Procter & Gamble Co.	34,959	4,858,951
		7,657,867
Foods — 0.7%
Campbell Soup Co.	4,424	213,989
Conagra Brands, Inc.	7,774	277,610
General Mills, Inc.	19,062	1,175,744
The Hershey Co.	3,667	525,628
Hormel Foods Corp.	3,232	158,012
The J.M. Smucker Co.	845	97,614
Kellogg Co.	4,528	292,464
The Kraft Heinz Co.	4,958	148,492
The Kroger Co.	27,858	944,665
Lamb Weston Holdings, Inc.	4,700	311,469
McCormick & Co., Inc.	1,411	273,875
Mondelez International, Inc. Class A	2,275	130,699
Sysco Corp.	6,534	406,545
Tyson Foods, Inc. Class A	501	29,799
		4,986,605
Health Care – Products — 0.9%
Abbott Laboratories	5,901	642,206
Align Technology, Inc. (a)	340	111,302
Baxter International, Inc.	3,661	294,418
The Cooper Cos., Inc.	80	26,970
Danaher Corp.	936	201,549
Dentsply Sirona, Inc.	56	2,449
Edwards Lifesciences Corp. (a)	10,750	858,065

MML Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Henry Schein, Inc. (a)	500	$29,390
IDEXX Laboratories, Inc. (a)	1,100	432,421
Intuitive Surgical, Inc. (a)	428	303,683
Medtronic PLC	2,300	239,016
ResMed, Inc.	2,160	370,289
Stryker Corp.	4,180	870,986
Teleflex, Inc.	60	20,425
Thermo Fisher Scientific, Inc.	3,541	1,563,422
Varian Medical Systems, Inc. (a)	7	1,204
West Pharmaceutical Services, Inc.	1,030	283,147
Zimmer Biomet Holdings, Inc.	5	681
		6,251,623
Health Care – Services — 1.3%
Anthem, Inc.	4,626	1,242,497
Centene Corp. (a)	920	53,664
DaVita, Inc. (a)	5,730	490,775
HCA Healthcare, Inc.	6,880	857,798
Humana, Inc.	3,144	1,301,270
Laboratory Corp. of America Holdings (a)	2	377
Quest Diagnostics, Inc.	209	23,928
UnitedHealth Group, Inc.	16,684	5,201,571
Universal Health Services, Inc. Class B	50	5,351
		9,177,231
Household Products & Wares — 0.5%
Avery Dennison Corp.	1,915	244,814
Church & Dwight Co., Inc.	3,400	318,614
The Clorox Co.	4,583	963,209
Kimberly-Clark Corp.	12,275	1,812,526
		3,339,163
Pharmaceuticals — 4.9%
AbbVie, Inc.	60,753	5,321,355
AmerisourceBergen Corp.	2,507	242,979
Becton Dickinson and Co.	1,602	372,753
Bristol-Myers Squibb Co.	72,043	4,343,473
Cardinal Health, Inc.	5,978	280,667
Cigna Corp.	5,593	947,510
CVS Health Corp.	27,101	1,582,698
Eli Lilly and Co.	26,484	3,920,162
Johnson & Johnson	49,892	7,427,921
McKesson Corp.	4,095	609,868
Merck & Co., Inc.	46,283	3,839,175
Mylan NV (a)	18,547	275,052
Pfizer, Inc.	152,641	5,601,925
Zoetis, Inc.	8,720	1,442,026
		36,207,564
		105,174,709
Energy — 1.1%
Oil & Gas — 0.9%
Apache Corp.	1,521	14,404
Cabot Oil & Gas Corp.	31,048	538,993

MML Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Chevron Corp.	26,938	$1,939,536
Concho Resources, Inc.	700	30,884
ConocoPhillips	34,039	1,117,841
Devon Energy Corp.	6,447	60,989
Diamondback Energy, Inc.	2,460	74,095
EOG Resources, Inc.	18,078	649,723
Exxon Mobil Corp.	26,897	923,374
Hess Corp.	3,032	124,100
HollyFrontier Corp.	8,900	175,419
Marathon Oil Corp.	7,327	29,967
Marathon Petroleum Corp.	4,900	143,766
Noble Energy, Inc.	1,256	10,739
Occidental Petroleum Corp.	3,629	36,326
Phillips 66	15,379	797,247
Pioneer Natural Resources Co.	1	86
Valero Energy Corp.	4,040	175,013
		6,842,502
Oil & Gas Services — 0.1%
Baker Hughes Co.	31	412
Halliburton Co.	16,867	203,247
National Oilwell Varco, Inc.	1,094	9,912
Schlumberger NV	17,631	274,338
TechnipFMC PLC	40	253
		488,162
Pipelines — 0.1%
Kinder Morgan, Inc.	14,438	178,021
The Williams Cos., Inc.	42,048	826,243
		1,004,264
		8,334,928
Financial — 8.9%
Banks — 2.6%
Bank of America Corp.	147,898	3,562,863
The Bank of New York Mellon Corp.	27,707	951,458
Citigroup, Inc.	33,551	1,446,384
Citizens Financial Group, Inc.	5,900	149,152
Comerica, Inc.	5,821	222,653
Fifth Third Bancorp	11,821	252,024
The Goldman Sachs Group, Inc.	4,880	980,734
Huntington Bancshares, Inc.	6,800	62,356
JP Morgan Chase & Co.	62,732	6,039,210
KeyCorp	8,664	103,361
M&T Bank Corp.	2,545	234,369
Morgan Stanley	16,397	792,795
Northern Trust Corp.	3,459	269,698
The PNC Financial Services Group, Inc.	11,408	1,253,853
Regions Financial Corp.	26,715	308,024
State Street Corp.	11,276	669,005
SVB Financial Group (a)	480	115,498
Truist Financial Corp.	6,944	264,219
US Bancorp	24,402	874,812
Wells Fargo & Co.	34,516	811,471

MML Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zions Bancorp NA	2,041	$59,638
		19,423,577
Diversified Financial Services — 3.1%
Alliance Data Systems Corp.	6,280	263,634
American Express Co.	11,739	1,176,835
Ameriprise Financial, Inc.	5,266	811,543
BlackRock, Inc.	1,450	817,148
Capital One Financial Corp.	3,552	255,247
The Charles Schwab Corp.	18,912	685,182
CME Group, Inc.	1,840	307,850
Discover Financial Services	8,583	495,926
Franklin Resources, Inc.	5,387	109,625
Intercontinental Exchange, Inc.	8,715	871,936
Invesco Ltd.	14,412	164,441
Jefferies Financial Group, Inc.	37	666
Mastercard, Inc. Class A	25,020	8,461,013
Nasdaq, Inc.	45	5,522
Raymond James Financial, Inc.	3,900	283,764
Synchrony Financial	25,900	677,803
T. Rowe Price Group, Inc.	4,706	603,403
Visa, Inc. Class A	30,562	6,111,483
The Western Union Co.	21,188	454,059
		22,557,080
Insurance — 1.8%
Aflac, Inc.	14,844	539,579
The Allstate Corp.	11,535	1,085,905
American International Group, Inc.	11,446	315,108
Aon PLC Class A	1,795	370,309
Assurant, Inc.	96	11,646
Berkshire Hathaway, Inc. Class B (a)	25,526	5,435,507
Chubb Ltd.	1,108	128,661
Cincinnati Financial Corp.	39	3,041
Everest Re Group Ltd.	20	3,951
Globe Life, Inc.	3,282	262,232
The Hartford Financial Services Group, Inc.	5,152	189,903
Lincoln National Corp.	6,951	217,775
Loews Corp.	783	27,209
Marsh & McLennan Cos., Inc.	1,103	126,514
MetLife, Inc.	29,190	1,084,992
Principal Financial Group, Inc.	8,129	327,355
The Progressive Corp.	19,514	1,847,390
Prudential Financial, Inc.	8,037	510,510
The Travelers Cos., Inc.	4,097	443,254
Unum Group	8,731	146,943
		13,077,784
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	8,087	379,846
Real Estate Investment Trusts (REITS) — 1.3%
Alexandria Real Estate Equities, Inc.	120	19,200
American Tower Corp.	10,749	2,598,356
Apartment Investment and Management Co. Class A	82	2,765
AvalonBay Communities, Inc.	2,081	310,777

MML Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Boston Properties, Inc.	3,793	$304,578
Crown Castle International Corp.	1,690	281,385
Digital Realty Trust, Inc.	280	41,093
Duke Realty Corp.	9,000	332,100
Equinix, Inc.	610	463,679
Equity Residential	8,356	428,913
Essex Property Trust, Inc.	1,580	317,248
Extra Space Storage, Inc.	1,190	127,318
Healthpeak Properties, Inc.	935	25,385
Host Hotels & Resorts, Inc.	10,737	115,852
Iron Mountain, Inc. (b)	9,748	261,149
Kimco Realty Corp.	13,567	152,764
Mid-America Apartment Communities, Inc.	2,190	253,931
Prologis, Inc.	12,938	1,301,822
Public Storage	1,693	377,065
Realty Income Corp.	700	42,525
Regency Centers Corp.	3,900	148,278
Simon Property Group, Inc.	13,605	879,971
SL Green Realty Corp. (b)	4,490	208,201
UDR, Inc.	200	6,522
Ventas, Inc.	8,225	345,121
Vornado Realty Trust	6,973	235,060
Welltower, Inc.	3,000	165,270
Weyerhaeuser Co.	26	742
		9,747,070
Savings & Loans — 0.0%
People's United Financial, Inc.	1,751	18,053
		65,203,410
Industrial — 5.0%
Aerospace & Defense — 1.0%
The Boeing Co.	2,052	339,113
General Dynamics Corp.	3,032	419,720
Howmet Aerospace, Inc.	5,408	90,422
L3 Harris Technologies, Inc.	1,161	197,184
Lockheed Martin Corp.	10,510	4,028,273
Northrop Grumman Corp.	2,638	832,263
Raytheon Technologies Corp.	14,318	823,858
TransDigm Group, Inc.	1,080	513,129
		7,243,962
Building Materials — 0.2%
Carrier Global Corp.	28,493	870,176
Johnson Controls International PLC	2,565	104,780
Masco Corp.	10,125	558,191
Vulcan Materials Co.	5	678
		1,533,825
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	2,500	248,500
Emerson Electric Co.	18,569	1,217,569
		1,466,069

MML Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 0.7%
Agilent Technologies, Inc.	3,063	$309,179
Allegion PLC	1,633	161,520
Amphenol Corp. Class A	474	51,320
FLIR Systems, Inc.	2,852	102,244
Fortive Corp.	478	36,429
Garmin Ltd.	2,100	199,206
Honeywell International, Inc.	13,052	2,148,490
Keysight Technologies, Inc. (a)	4,500	444,510
Mettler-Toledo International, Inc. (a)	760	733,970
PerkinElmer, Inc.	20	2,510
Roper Technologies, Inc.	663	261,958
TE Connectivity Ltd.	2,000	195,480
Waters Corp. (a)	1,540	301,347
		4,948,163
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	820	76,071
Environmental Controls — 0.1%
Pentair PLC	2,523	115,478
Republic Services, Inc.	337	31,459
Waste Management, Inc.	6,903	781,212
		928,149
Hand & Machine Tools — 0.0%
Snap-on, Inc.	1,171	172,289
Stanley Black & Decker, Inc.	9	1,460
		173,749
Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	10,105	1,507,161
Machinery – Diversified — 0.3%
Dover Corp.	1,303	141,167
Flowserve Corp.	1,870	51,032
Ingersoll Rand, Inc. (a)	544	19,367
Otis Worldwide Corp.	14,046	876,751
Rockwell Automation, Inc.	4,953	1,093,028
Westinghouse Air Brake Technologies Corp.	500	30,940
Xylem, Inc.	55	4,627
		2,216,912
Miscellaneous - Manufacturing — 0.9%
3M Co.	15,432	2,471,898
Eaton Corp. PLC	7,366	751,553
General Electric Co.	20,786	129,497
Illinois Tool Works, Inc.	10,365	2,002,622
Parker-Hannifin Corp.	2,268	458,907
Textron, Inc.	3,372	121,695
Trane Technologies PLC	4,090	495,912
		6,432,084
Packaging & Containers — 0.2%
Amcor PLC	27,900	308,295

MML Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ball Corp.	504	$41,892
Packaging Corp. of America	4,350	474,368
Sealed Air Corp.	53	2,057
WestRock Co.	7,467	259,404
		1,086,016
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	1,110	156,233
Transportation — 1.2%
C.H. Robinson Worldwide, Inc.	2,520	257,519
CSX Corp.	19,807	1,538,410
Expeditors International of Washington, Inc.	4,626	418,745
Kansas City Southern	1,740	314,644
Norfolk Southern Corp.	3,643	779,566
Old Dominion Freight Line, Inc.	1,840	332,893
Union Pacific Corp.	15,132	2,979,037
United Parcel Service, Inc. Class B	15,040	2,506,115
		9,126,929
		36,895,323
Technology — 16.6%
Computers — 5.6%
Accenture PLC Class A	11,540	2,607,925
Apple, Inc.	286,068	33,129,535
Cognizant Technology Solutions Corp. Class A	8,856	614,784
DXC Technology Co.	7,579	135,285
Fortinet, Inc. (a)	5,790	682,120
Hewlett Packard Enterprise Co.	10,074	94,393
HP, Inc.	44,074	836,965
International Business Machines Corp.	16,840	2,048,923
Leidos Holdings, Inc.	600	53,490
NetApp, Inc.	9,598	420,776
Seagate Technology PLC	8,700	428,649
Western Digital Corp.	547	19,993
		41,072,838
Office & Business Equipment — 0.1%
Xerox Holdings Corp.	5,736	107,665
Zebra Technologies Corp. Class A (a)	1,120	282,755
		390,420
Semiconductors — 4.1%
Advanced Micro Devices, Inc. (a)	11,000	901,890
Analog Devices, Inc.	1,072	125,145
Applied Materials, Inc.	24,539	1,458,844
Broadcom, Inc.	5,469	1,992,466
Intel Corp.	118,223	6,121,587
IPG Photonics Corp. (a)	50	8,499
KLA Corp.	5,439	1,053,752
Lam Research Corp.	6,183	2,051,210
Maxim Integrated Products, Inc.	6,600	446,226
Microchip Technology, Inc.	2,261	232,340
Micron Technology, Inc. (a)	15,417	723,982

MML Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NVIDIA Corp.	9,966	$5,393,799
QUALCOMM, Inc.	36,730	4,322,386
Skyworks Solutions, Inc.	2,840	413,220
Texas Instruments, Inc.	32,344	4,618,400
Xilinx, Inc.	5,996	625,023
		30,488,769
Software — 6.8%
Activision Blizzard, Inc.	14,400	1,165,680
Adobe, Inc. (a)	11,200	5,492,816
Akamai Technologies, Inc. (a)	2,026	223,954
Autodesk, Inc. (a)	2,317	535,250
Broadridge Financial Solutions, Inc.	720	95,040
Cadence Design Systems, Inc. (a)	8,700	927,681
Cerner Corp.	4,300	310,847
Citrix Systems, Inc.	3,167	436,127
Electronic Arts, Inc. (a)	10,877	1,418,469
Fidelity National Information Services, Inc.	900	132,489
Fiserv, Inc. (a)	802	82,646
Intuit, Inc.	6,190	2,019,240
Jack Henry & Associates, Inc.	1,940	315,425
Microsoft Corp.	142,685	30,010,936
MSCI, Inc.	770	274,721
Oracle Corp.	71,757	4,283,893
Paychex, Inc.	5,864	467,771
salesforce.com, Inc. (a)	1,024	257,352
ServiceNow, Inc. (a)	1,570	761,450
Synopsys, Inc. (a)	2,630	562,767
		49,774,554
		121,726,581
Utilities — 1.6%
Electric — 1.6%
AES Corp.	13,387	242,438
Alliant Energy Corp.	5,400	278,910
Ameren Corp.	460	36,377
American Electric Power Co., Inc.	2,485	203,099
CenterPoint Energy, Inc.	4,131	79,935
CMS Energy Corp.	1,103	67,735
Consolidated Edison, Inc.	1,282	99,740
Dominion Energy, Inc.	1,347	106,319
DTE Energy Co.	310	35,662
Duke Energy Corp.	10,290	911,282
Edison International	826	41,994
Entergy Corp.	848	83,553
Evergy, Inc.	15,200	772,464
Eversource Energy	812	67,843
Exelon Corp.	22,140	791,726
FirstEnergy Corp.	11,080	318,107
NextEra Energy, Inc.	710	197,068
NRG Energy, Inc.	38,600	1,186,564
Pinnacle West Capital Corp.	1,396	104,072
PPL Corp.	44,318	1,205,893
Public Service Enterprise Group, Inc.	9,924	544,927
Sempra Energy	11,421	1,351,789
The Southern Co.	44,522	2,413,983

MML Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WEC Energy Group, Inc.	542	$52,520
Xcel Energy, Inc.	2,172	149,890
		11,343,890
Gas — 0.0%
NiSource, Inc.	713	15,686
Water — 0.0%
American Water Works Co., Inc.	380	55,054
		11,414,630
TOTAL COMMON STOCK (Cost $315,452,940)		483,866,527

Preferred Stock — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp., 3 mo. USD LIBOR + 3.165%
5.100% VRN 1/15/53	20,000	519,400

TOTAL PREFERRED STOCK (Cost $500,000)		519,400

TOTAL EQUITIES (Cost $315,952,940)		484,385,927

	Principal Amount
Bonds & Notes — 33.6%

Corporate Debt — 13.7%
Aerospace & Defense — 0.0%
Raytheon Technologies Corp.
4.500% 6/01/42	$150,000	189,380
6.125% 7/15/38	80,000	114,872
		304,252
Agriculture — 0.3%
BAT Capital Corp.
2.259% 3/25/28	175,000	175,868
4.700% 4/02/27	225,000	258,127
4.758% 9/06/49	110,000	119,466
Bunge Ltd. Finance Corp.
1.630% 8/17/25	95,000	95,415
3.250% 8/15/26	262,000	282,528
4.350% 3/15/24	350,000	385,665
Imperial Brands Finance PLC
3.875% 7/26/29 (c)	631,000	683,489
Reynolds American, Inc.
5.850% 8/15/45	220,000	267,332
		2,267,890
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2014-1, Class B,
4.375% 4/01/24	22,931	16,240

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.500% 10/20/25 (c)	$235,000	$241,310
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A,
4.100% 10/01/29	248,959	223,457
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	78,230	60,662
		541,669
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC
3.087% 1/09/23	320,000	313,565
3.336% 3/18/21	400,000	400,100
3.810% 1/09/24	450,000	445,500
4.140% 2/15/23	465,000	467,892
4.375% 8/06/23	475,000	482,267
General Motors Co.
4.200% 10/01/27	215,000	230,419
5.150% 4/01/38	130,000	138,056
General Motors Financial Co., Inc.
3.500% 11/07/24	490,000	514,768
4.150% 6/19/23	582,000	617,805
4.200% 11/06/21	301,000	310,676
Hyundai Capital America
2.850% 11/01/22 (c)	385,000	398,136
		4,319,184
Banks — 1.7%
ABN AMRO Bank NV
4.750% 7/28/25 (c)	75,000	84,458
Associated Banc-Corp.
4.250% 1/15/25	494,000	526,339
Bank of America Corp.
SOFR + 2.150% 2.592% VRN 4/29/31	310,000	329,816
4.183% 11/25/27	255,000	292,158
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	200,000	243,722
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	100,000	117,306
4.750% 4/21/45	125,000	163,520
6.110% 1/29/37	220,000	310,564
7.750% 5/14/38	95,000	157,338
The Bank of Nova Scotia
4.500% 12/16/25	200,000	231,677
3 mo. USD LIBOR + 2.648% 4.650% VRN (d)	715,000	693,107
Barclays Bank PLC
10.179% 6/12/21 (c)	440,000	462,928
Barclays PLC
3 mo. USD LIBOR + 1.380% 1.660% FRN 5/16/24	345,000	345,940
4.337% 1/10/28	260,000	289,526
BPCE SA
1.652% 10/06/26 (c) (e)	945,000	946,519
Citigroup, Inc.
3.875% 3/26/25	387,000	426,370
6.000% 10/31/33	97,000	130,670
6.625% 6/15/32	100,000	139,713
8.125% 7/15/39	90,000	156,653
Credit Suisse AG
6.500% 8/08/23 (c)	350,000	396,375

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Deutsche Bank AG
3.150% 1/22/21	$428,000	$430,589
Discover Bank 5 year USD Swap + 1.730%
4.682% VRN 8/09/28	495,000	518,928
First Republic Bank
4.375% 8/01/46	935,000	1,132,572
Fulton Financial Corp.
3.600% 3/16/22	230,000	235,072
The Goldman Sachs Group, Inc.
4.250% 10/21/25	100,000	113,770
5.950% 1/15/27	212,000	260,865
6.250% 2/01/41	60,000	89,634
6.750% 10/01/37	200,000	290,586
HSBC Holdings PLC
4.250% 3/14/24	200,000	214,473
4.250% 8/18/25	464,000	504,262
JP Morgan Chase & Co.
SOFR + 2.515% 2.956% VRN 5/13/31	245,000	262,862
5.600% 7/15/41	195,000	285,966
Morgan Stanley
4.350% 9/08/26	775,000	897,063
SVB Financial Group
3.500% 1/29/25	400,000	430,472
Valley National Bancorp
5.125% 9/27/23	245,000	262,516
Wells Fargo & Co.
5.375% 11/02/43	159,000	210,476
5.606% 1/15/44	110,000	150,135
		12,734,940
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	825,000	1,017,249
Molson Coors Beverage Co.
4.200% 7/15/46	285,000	300,630
5.000% 5/01/42	60,000	67,953
		1,385,832
Building Materials — 0.1%
Standard Industries, Inc.
5.000% 2/15/27 (c)	771,000	801,840
Chemicals — 0.4%
DuPont de Nemours, Inc.
5.319% 11/15/38	365,000	463,170
Huntsman International LLC
5.125% 11/15/22	197,000	211,834
LYB International Finance BV
5.250% 7/15/43	175,000	213,913
Nutrition & Biosciences, Inc.
1.832% 10/15/27 (c)	180,000	180,816
Syngenta Finance NV
4.441% 4/24/23 (c)	625,000	660,088
Yara International ASA
3.148% 6/04/30 (c)	85,000	90,957

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.750% 6/01/28 (c)	$745,000	$873,005
		2,693,783
Commercial Services — 0.0%
ERAC USA Finance LLC
6.700% 6/01/34 (c)	78,000	107,733
PayPal Holdings, Inc.
3.250% 6/01/50	170,000	188,056
		295,789
Computers — 0.3%
Apple, Inc.
2.650% 5/11/50	175,000	183,379
Dell International LLC/EMC Corp.
6.020% 6/15/26 (c)	616,000	723,295
Genpact Luxembourg Sarl
3.375% 12/01/24	770,000	806,336
3.700% STEP 4/01/22	360,000	368,547
Leidos, Inc.
4.375% 5/15/30 (c)	145,000	169,933
		2,251,490
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.500% 9/15/23	335,000	345,235
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.500% 7/15/25	160,000	172,731
Aircastle Ltd.
4.400% 9/25/23	315,000	311,614
5.000% 4/01/23	525,000	526,183
Ally Financial, Inc.
4.125% 2/13/22	375,000	388,612
Antares Holdings LP
6.000% 8/15/23 (c)	495,000	500,572
8.500% 5/18/25 (c)	450,000	474,577
Ares Finance Co. LLC
4.000% 10/08/24 (c)	355,000	379,488
Avolon Holdings Funding Ltd.
3.250% 2/15/27 (c)	310,000	276,561
Brookfield Finance, Inc.
4.350% 4/15/30	730,000	852,230
4.850% 3/29/29	433,000	516,623
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	200,000	211,112
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (c)	336,781	187,755
Lazard Group LLC
3.625% 3/01/27	184,000	198,736
3.750% 2/13/25	160,000	173,434
4.500% 9/19/28	460,000	532,129
LeasePlan Corp. NV
2.875% 10/24/24 (c)	345,000	356,046
Legg Mason, Inc.
5.625% 1/15/44	255,000	353,074
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (c)	250,000	247,737

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.250% 8/15/22 (c)	$1,375,000	$1,380,562
		8,385,011
Electric — 0.5%
The Cleveland Electric Illuminating Co.
3.500% 4/01/28 (c)	155,000	167,489
CMS Energy Corp.
4.700% 3/31/43	115,000	143,659
4.875% 3/01/44	390,000	510,611
Entergy Arkansas LLC
2.650% 6/15/51	425,000	428,910
Entergy Louisiana LLC
4.950% 1/15/45	165,000	181,582
ITC Holdings Corp.
2.950% 5/14/30 (c)	225,000	241,951
Nevada Power Co.
6.650% 4/01/36	135,000	199,435
Oncor Electric Delivery Co.
7.500% 9/01/38	40,000	65,921
Pacific Gas and Electric Co.
2.500% 2/01/31	190,000	180,779
Pennsylvania Electric Co.
4.150% 4/15/25 (c)	295,000	323,495
Potomac Electric Power Co.
4.150% 3/15/43	350,000	423,498
Puget Energy, Inc.
3.650% 5/15/25	350,000	374,594
Xcel Energy, Inc.
6.500% 7/01/36	390,000	571,779
		3,813,703
Electronics — 0.0%
Ingram Micro, Inc.
5.450% STEP 12/15/24	203,000	217,131
Foods — 0.3%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (c)	499,000	543,146
6.500% 4/15/29 (c)	130,000	144,296
Kraft Heinz Foods Co.
3.950% 7/15/25	351,000	380,852
Mars, Inc.
3.950% 4/01/49 (c)	415,000	502,391
Smithfield Foods, Inc.
3.000% 10/15/30 (c)	225,000	225,486
		1,796,171
Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd.
4.000% 1/14/25	250,000	265,000
Gas — 0.1%
NiSource, Inc.
4.800% 2/15/44	385,000	481,160

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.800% 2/01/42	$175,000	$237,910
		719,070
Health Care – Products — 0.0%
Dentsply Sirona, Inc.
3.250% 6/01/30	150,000	163,077
Health Care – Services — 0.1%
Advocate Health & Hospitals Corp.
3.829% 8/15/28	165,000	191,058
Humana, Inc.
4.800% 3/15/47	125,000	163,639
UnitedHealth Group, Inc.
3.125% 5/15/60	210,000	225,379
		580,076
Home Builders — 0.0%
Lennar Corp.
4.750% 5/30/25	200,000	218,276
Insurance — 2.0%
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	990,000	1,030,861
American International Group, Inc.
3.400% 6/30/30	285,000	315,599
4.200% 4/01/28	210,000	243,537
4.500% 7/16/44	200,000	233,311
4.750% 4/01/48	75,000	91,887
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	625,000	682,682
AmTrust Financial Services, Inc.
6.125% 8/15/23	775,000	718,579
Arch Capital Group Ltd.
3.635% 6/30/50	310,000	333,279
Arch Capital Group US, Inc.
5.144% 11/01/43	170,000	216,289
Athene Global Funding
2.500% 1/14/25 (c)	630,000	649,381
Athene Holding Ltd.
4.125% 1/12/28	1,255,000	1,362,816
AXIS Specialty Finance LLC
3.900% 7/15/29	275,000	300,563
5 year CMT + 3.186% 4.900% VRN 1/15/40	300,000	299,715
AXIS Specialty Finance PLC
4.000% 12/06/27	665,000	727,917
Brighthouse Financial, Inc.
3.700% 6/22/27	300,000	311,209
4.700% 6/22/47	275,000	264,659
5.625% 5/15/30	230,000	267,850
Brown & Brown, Inc.
2.375% 3/15/31	145,000	145,892
4.200% 9/15/24	246,000	271,463
CNO Financial Group, Inc.
5.250% 5/30/25	590,000	676,709
Enstar Group Ltd.
4.500% 3/10/22	370,000	385,484
4.950% 6/01/29	350,000	392,195

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Equitable Holdings, Inc.
5.000% 4/20/48	$225,000	$265,957
Markel Corp.
3.350% 9/17/29	130,000	143,535
New York Life Insurance Co.
3.750% 5/15/50 (c)	125,000	140,928
The Progressive Corp. 3 mo. USD LIBOR + 2.539%
5.375% VRN (d)	375,000	375,000
Prudential Financial, Inc.
5 year CMT + 3.035% 3.700% VRN 10/01/50	85,000	86,726
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	225,000	238,990
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	630,000	712,247
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	125,000	131,651
Reinsurance Group of America, Inc.
3.150% 6/15/30	290,000	315,734
3.900% 5/15/29	325,000	371,015
Teachers Insurance & Annuity Association of America
4.270% 5/15/47 (c)	175,000	204,893
USF&G Capital I
8.500% 12/15/45 (c)	150,000	235,729
Voya Financial, Inc. 3 mo. USD LIBOR + 2.084%
4.700% VRN 1/23/48	180,000	180,169
Willis North America, Inc.
2.950% 9/15/29	180,000	193,964
4.500% 9/15/28	480,000	570,725
XLIT Ltd.
4.450% 3/31/25	483,000	546,252
		14,635,392
Internet — 0.1%
Alphabet, Inc.
2.250% 8/15/60	200,000	189,115
Amazon.com, Inc.
4.050% 8/22/47	325,000	422,243
		611,358
Investment Companies — 0.5%
Ares Capital Corp.
3.500% 2/10/23	710,000	729,292
BlackRock TCP Capital Corp.
3.900% 8/23/24	850,000	863,617
4.125% 8/11/22	470,000	476,689
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250% 2/01/22	550,000	555,814
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24	805,000	815,506
		3,440,918
Iron & Steel — 0.1%
Vale Overseas Ltd.
6.250% 8/10/26	275,000	325,187
6.875% 11/21/36	230,000	299,389
		624,576
Machinery – Diversified — 0.1%
CNH Industrial Capital LLC

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1.950% 7/02/23	$135,000	$137,531
3.875% 10/15/21	700,000	719,048
		856,579
Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125% 5/01/27 (c)	200,000	210,444
Charter Communications Operating LLC/Charter Communications Operating Capital
6.484% 10/23/45	225,000	301,782
Comcast Corp.
3.400% 7/15/46	220,000	244,792
3.450% 2/01/50	315,000	355,842
3.969% 11/01/47	135,000	161,377
4.750% 3/01/44	190,000	250,331
Discovery Communications LLC
3.950% 3/20/28	349,000	397,022
4.000% 9/15/55 (c)	194,000	196,969
4.650% 5/15/50	135,000	154,752
Grupo Televisa SAB
6.625% 3/18/25	495,000	596,166
Time Warner Cable, Inc.
6.750% 6/15/39	110,000	148,755
ViacomCBS, Inc.
4.200% 5/19/32	210,000	240,315
The Walt Disney Co.
3.600% 1/13/51	365,000	411,321
		3,669,868
Mining — 0.2%
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (c)	149,000	174,664
Glencore Funding LLC
3.875% 10/27/27 (c)	160,000	174,461
4.625% 4/29/24 (c)	600,000	660,991
Kinross Gold Corp.
4.500% 7/15/27	166,000	188,275
Teck Resources Ltd.
6.000% 8/15/40	200,000	226,475
		1,424,866
Miscellaneous - Manufacturing — 0.1%
Carlisle Cos., Inc.
2.750% 3/01/30	326,000	346,526
General Electric Co.
4.125% 10/09/42	42,000	42,493
		389,019
Oil & Gas — 0.8%
BP Capital Markets PLC 5 year CMT + 4.036%
4.375% VRN (d)	360,000	375,300
Cenovus Energy, Inc.
4.250% 4/15/27	275,000	248,622
6.750% 11/15/39	158,000	158,845
Diamondback Energy, Inc.
3.250% 12/01/26	250,000	250,823

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
EQT Corp.
3.000% 10/01/22	$340,000	$331,925
3.900% 10/01/27	1,090,000	1,003,481
7.875% STEP 2/01/25	395,000	437,838
Marathon Petroleum Corp.
4.500% 4/01/48	85,000	86,143
4.750% 9/15/44	100,000	104,252
6.500% 3/01/41	170,000	207,250
Newfield Exploration Co.
5.625% 7/01/24	250,000	242,513
5.750% 1/30/22	417,000	416,820
Occidental Petroleum Corp.
6.450% 9/15/36	250,000	213,125
6.600% 3/15/46	257,000	221,341
Ovintiv, Inc.
6.500% 2/01/38	80,000	72,651
Patterson-UTI Energy, Inc.
3.950% 2/01/28	410,000	316,886
Petroleos Mexicanos
5.350% 2/12/28	190,000	164,350
6.375% 1/23/45	80,000	61,320
6.500% 3/13/27	60,000	56,222
6.625% 6/15/38	37,000	29,174
Saudi Arabian Oil Co.
4.250% 4/16/39 (c)	495,000	568,996
		5,567,877
Oil & Gas Services — 0.1%
National Oilwell Varco, Inc.
3.600% 12/01/29	385,000	373,939
3.950% 12/01/42	366,000	329,117
		703,056
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
3.625% 4/28/26	565,000	629,393
WRKCo, Inc.
3.000% 6/15/33	165,000	179,486
		808,879
Pharmaceuticals — 0.6%
AbbVie, Inc.
4.700% 5/14/45	490,000	603,338
Bristol-Myers Squibb Co.
4.350% 11/15/47	200,000	264,143
Cigna Corp.
4.800% 7/15/46 (c)	195,000	244,347
CVS Health Corp.
4.300% 3/25/28	250,000	292,618
5.050% 3/25/48	230,000	293,574
6.125% 9/15/39	175,000	243,161
CVS Pass-Through Trust
5.926% 1/10/34 (c)	243,509	281,812
McKesson Corp.
4.883% 3/15/44	60,000	73,492
6.000% 3/01/41	125,000	170,309

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mylan NV
3.950% 6/15/26	$495,000	$556,890
5.250% 6/15/46	320,000	397,153
Takeda Pharmaceutical Co. Ltd.
3.375% 7/09/60	245,000	258,093
Teva Pharmaceutical Finance Netherlands III BV
2.200% 7/21/21	232,000	229,796
Upjohn, Inc.
2.700% 6/22/30 (c)	300,000	310,608
		4,219,334
Pipelines — 0.6%
Energy Transfer Operating LP
4.200% 4/15/27	440,000	455,246
5.875% 1/15/24	200,000	220,198
6.125% 12/15/45	200,000	200,758
3 mo. USD LIBOR + 4.028% 6.250% VRN (d)	540,000	352,350
5 year CMT + 5.134% 6.750% VRN (d)	240,000	184,800
EnLink Midstream Partners LP
4.150% 6/01/25	621,000	534,700
4.850% 7/15/26	149,000	128,901
Enterprise Products Operating LLC
3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	225,000	214,256
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	195,000	173,550
EQM Midstream Partners LP
4.750% 7/15/23	500,000	499,025
MPLX LP
4.500% 4/15/38	195,000	199,631
6.250% 10/15/22	97,000	97,105
3 mo. USD LIBOR + 4.652% 6.875% VRN (d)	300,000	245,665
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110%
6.125% VRN (d)	585,000	371,124
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	280,000	271,511
4.500% 12/15/26	93,000	98,882
4.700% 6/15/44	275,000	243,828
6.650% 1/15/37	100,000	109,423
Sunoco Logistics Partners Operations LP
5.300% 4/01/44	75,000	69,877
		4,670,830
Private Equity — 0.2%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (c)	185,000	184,930
Carlyle Finance Subsidiary LLC
3.500% 9/19/29 (c)	370,000	400,390
Hercules Capital, Inc.
4.625% 10/23/22	470,000	475,779
KKR Group Finance Co. VI LLC
3.750% 7/01/29 (c)	280,000	322,125
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (c)	170,000	173,236
		1,556,460

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 1.0%
Agree LP
2.900% 10/01/30	$115,000	$119,280
American Tower Trust #1
3.652% 3/15/48 (c)	310,000	336,312
Crown Castle International Corp.
5.200% 2/15/49	71,000	93,433
Healthcare Trust of America Holdings LP
3.500% 8/01/26	495,000	551,010
Highwoods Realty LP
4.125% 3/15/28	125,000	137,908
Host Hotels & Resorts LP
3.500% 9/15/30	509,000	487,220
SBA Tower Trust
1.884% 7/15/50 (c)	373,000	381,285
2.836% 1/15/50 (c)	1,300,000	1,391,303
Service Properties Trust
4.500% 6/15/23	170,000	166,716
4.950% 10/01/29	265,000	227,237
Spirit Realty LP
3.200% 1/15/27	555,000	562,120
3.400% 1/15/30	120,000	119,310
4.000% 7/15/29	300,000	312,058
4.450% 9/15/26	59,000	63,309
Store Capital Corp.
4.625% 3/15/29	320,000	343,137
Tanger Properties LP
3.875% 12/01/23	322,000	323,839
VEREIT Operating Partnership LP
3.100% 12/15/29	635,000	636,110
3.400% 1/15/28	140,000	146,173
4.625% 11/01/25	460,000	508,256
WP Carey, Inc.
4.250% 10/01/26	185,000	208,863
		7,114,879
Retail — 0.2%
Advance Auto Parts, Inc.
1.750% 10/01/27	75,000	74,777
AutoZone, Inc.
1.650% 1/15/31	235,000	230,066
El Puerto de Liverpool SAB de CV
3.950% 10/02/24 (c)	445,000	463,361
Starbucks Corp.
2.550% 11/15/30	395,000	419,393
		1,187,597
Semiconductors — 0.1%
KLA Corp.
3.300% 3/01/50	410,000	433,174
Software — 0.1%
Broadridge Financial Solutions, Inc.
2.900% 12/01/29	441,000	477,747

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Microsoft Corp.
4.450% 11/03/45	$330,000	$466,285
		944,032
Telecommunications — 0.4%
AT&T, Inc.
1.650% 2/01/28	165,000	165,312
3.500% 9/15/53 (c)	571,000	552,057
3.550% 9/15/55 (c)	1,118,000	1,083,535
Cisco Systems, Inc.
5.500% 1/15/40	55,000	81,599
Crown Castle Towers LLC
4.241% 7/15/48 (c)	250,000	284,894
Qwest Corp
6.750% 12/01/21	162,000	171,080
Telefonica Emisiones SAU
4.665% 3/06/38	180,000	207,456
Verizon Communications, Inc.
6.550% 9/15/43	149,000	242,539
		2,788,472
Transportation — 0.1%
Autoridad del Canal de Panama
4.950% 7/29/35 (c)	210,000	261,189
CSX Corp.
4.750% 11/15/48	155,000	205,776
Norfolk Southern Corp.
4.050% 8/15/52	215,000	263,472
		730,437

TOTAL CORPORATE DEBT (Cost $94,102,661)		100,131,787

Municipal Obligations — 0.1%
JobsOhio Beverage System Series B, Revenue Bonds,
4.532% 1/01/35	325,000	417,264
Orange County Local Transportation Authority BAB, Revenue Bonds,
6.908% 2/15/41	230,000	352,286
State of California BAB, General Obligation
7.600% 11/01/40	105,000	189,141
		958,691

TOTAL MUNICIPAL OBLIGATIONS (Cost $823,384)		958,691

Non-U.S. Government Agency Obligations — 10.6%
Automobile Asset-Backed Securities — 0.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C
4.530% 3/20/23 (c)	305,000	308,852
Carvana Auto Receivables Trust, Series 2019-4A, Class D
3.070% 7/15/25 (c)	359,000	369,333
Hertz Vehicle Financing II LP
Series 2019-3A, Class B, 3.030% 12/26/25 (c)	493,000	490,782
Series 2019-3A, Class C, 3.430% 12/26/25 (c)	500,000	488,547
Series 2018-1A, Class B, 3.600% 2/25/24 (c)	650,000	644,433

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class B
3.950% 11/14/28 (c)	$424,000	$445,635
Santander Revolving Auto Loan Trust
Series 2019-A, Class B, 2.800% 1/26/32 (c)	204,000	214,644
Series 2019-A, Class C, 3.000% 1/26/32 (c)	126,000	127,571
Series 2019-A, Class D, 3.450% 1/26/32 (c)	263,000	262,051
		3,351,848
Commercial Mortgage-Backed Securities — 1.8%
Aventura Mall Trust, Series 2018-AVM, Class C,
4.249% VRN 7/05/40 (c) (f)	710,000	666,610
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350%
1.502% FRN 9/15/34 (c)	130,000	121,553
BANK
Series 2019-BN24, Class B, 3.455% VRN 11/15/62 (f)	409,000	446,747
Series 2019-BN24, Class C, 3.635% VRN 11/15/62 (f)	397,000	393,669
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (f)	150,000	173,636
Series 2019-BN16, Class AS, 4.267% 2/15/52	176,250	209,803
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (f)	136,855	153,020
Series 2018-BN14, Class C, 4.753% VRN 9/15/60 (f)	210,000	213,784
BBCMS Mortgage Trust
Series 2020-C7, Class AS, 2.444% 4/15/53	320,000	336,139
Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (c) (f)	350,000	311,206
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (c) (f)	280,000	229,827
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (c) (f)	210,000	157,980
BHMS Mortgage Trust
Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 1.402% FRN 7/15/35 (c)	970,000	927,578
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 1.652% FRN 7/15/35 (c)	850,000	788,397
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.852% FRN 11/15/35 (c)	294,000	291,631
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.952% FRN 10/15/36 (c)	371,175	367,721
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.152% FRN 10/15/36 (c)	449,967	444,655
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
1.902% FRN 12/15/37 (c)	224,629	219,646
Century Plaza Towers
Series 2019-CPT, Class D, 3.097% VRN 11/13/39 (c) (f)	225,000	224,355
Series 2019-CPT, Class E, 3.097% VRN 11/13/39 (c) (f)	338,000	319,064
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	241,000	238,345
Commercial Mortgage Pass-Through Certificates
Series 2012-CR4, Class B, 3.703% 10/15/45 (c)	195,000	127,327
Series 2015-CR23, Class C, 4.435% VRN 5/10/48 (f)	140,000	140,944
Series 2014-UBS5, Class B, 4.514% VRN 9/10/47 (f)	290,000	295,907
DBUBS Mortgage Trust, Series 2011-LC1A, Class B,
5.471% VRN 11/10/46 (c) (f)	110,000	110,241
GS Mortgage Securities Trust
Series 2017-GS6, Class B, 3.869% 5/10/50	440,000	487,629
Series 2012-GC6, Class AS, 4.948% 1/10/45 (c)	100,000	102,798
Jackson Park Trust, Series 2019-LIC, Class C,
3.131% VRN 10/14/39 (c) (f)	500,000	516,208

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS
3.056% 8/15/49	$490,000	$521,465
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class B
3.898% 2/15/48	500,000	529,220
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.952% FRN 5/15/36 (c)	326,000	322,436
Manhattan West, Series 2020-1MW, Class B,
2.413% VRN 9/10/39 (c) (f)	519,000	531,779
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (c)	205,000	212,028
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (c) (f)	227,000	230,560
MKT Mortgage Trust
Series 2020-525M, Class D, 2.941% VRN 2/12/40 (c) (f)	109,000	106,583
Series 2020-525M, Class E, 2.941% VRN 2/12/40 (c) (f)	213,000	198,818
Morgan Stanley Capital I Trust
Series 2019-L2, Class AS, 4.272% 3/15/52	500,000	587,506
Series 2018-H3, Class B, 4.620% VRN 7/15/51 (f)	120,000	138,786
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (c) (f)	250,000	250,959
Wells Fargo Commercial Mortgage Trust
Series 2019-C49, Class AS, 4.244% 3/15/52	291,000	341,300
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (f)	240,000	281,628
Series 2018-C45, Class B, 4.556% 6/15/51	60,000	65,953
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B
4.311% 8/15/45	190,000	193,639
		13,529,080
Other Asset-Backed Securities — 5.2%
321 Henderson Receivables LLC
Series 2005-1A, Class A1, 1 mo. USD LIBOR + .230% 0.382% FRN 11/15/40 (c)	41,051	39,910
Series 2015-1A, Class A, 3.260% 9/15/72 (c)	41,568	43,245
522 Funding CLO I Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.250%
2.522% FRN 10/20/31 (c)	310,000	301,878
AASET Trust
Series 2020-1A, Class A, 3.351% 1/16/40 (c)	355,277	327,357
Series 2019-1, Class A, 3.844% 5/15/39 (c)	463,886	432,272
Series 2017-1A, Class A, 3.967% 5/16/42 (c)	289,117	261,381
Series 2018-2A, Class A, 4.454% 11/18/38 (c)	295,645	274,970
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (c)	376,287	391,518
Ares CLO Ltd., Series 2019-54A, Class C, 3 mo. USD LIBOR + 2.850%
3.125% FRN 10/15/32 (c)	500,000	500,203
Ascentium Equipment Receivables Trust, Series 2019-2A, Class E
3.780% 5/10/27 (c)	827,000	828,708
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class A1R, 3 mo. USD LIBOR + 1.280%
1.531% FRN 11/27/31 (c)	953,952	937,792
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750%
2.006% FRN 1/23/31 (c)	250,000	246,860
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3 mo. USD LIBOR + 1.090%
1.362% FRN 4/20/31 (c)	260,000	255,735
BlueMountain CLO XXV Ltd., Series 2019-25A, Class B, 3 mo. USD LIBOR + 1.800%
2.075% FRN 7/15/32 (c)	500,000	499,339

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A
2.940% 5/25/29 (c)	$76,565	$76,910
CAL Funding II Ltd., Series 2018-2A, Class A
4.340% 9/25/43 (c)	232,000	230,057
Capital Automotive REIT
Series 2014-1A, Class A, 3.660% 10/15/44 (c)	151,164	150,906
Series 2017-1A, Class A2, 4.180% 4/15/47 (c)	131,405	131,817
Carlyle Global Market Strategies CLO Ltd., Series 2018-4A, Class A2, 3 mo. USD LIBOR + 1.800%
2.072% FRN 1/20/31 (c)	720,000	712,755
CARS-DB4 LP, Series 2020-1A, Class A3
3.250% 2/15/50 (c)	116,635	119,641
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (c)	332,506	307,720
Castlelake Aircraft Structured Trust, Series 2018-1, Class A
4.125% 6/15/43 (c)	644,178	601,385
CBAM Ltd., Series 2018-6A, Class B1R, 3 mo. USD LIBOR + 2.100%
2.375% FRN 1/15/31 (c)	250,000	250,132
CF Hippolyta LLC
Series 2020-1, Class A1, 1.690% 7/15/60 (c)	330,000	333,729
Series 2020-1, Class B1, 2.280% 7/15/60 (c)	128,000	130,236
CIFC Funding Ltd.
Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180% 1.453% FRN 11/16/30 (c)	340,000	337,015
Series 2020-1A, Class A1, 3 mo. USD LIBOR + 1.700% 1.942% FRN 7/15/32 (c)	250,000	250,753
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.200%
1.472% FRN 10/20/30 (c)	480,000	474,022
CLI Funding LLC, Series 2019-1A, Class A
3.710% 5/18/44 (c)	370,456	377,119
Crestline Denali CLO XIV Ltd., Series 2016-1A, Class A1R, 3 mo. USD LIBOR + 1.280%
1.536% FRN 10/23/31 (c)	249,836	245,135
Cronos Containers Program Ltd., Series 2014-2A, Class A
3.270% 11/18/29 (c)	105,556	105,722
DB Master Finance LLC
Series 2019-1A, Class A2II, 4.021% 5/20/49 (c)	414,810	438,723
Series 2019-1A, Class A23, 4.352% 5/20/49 (c)	375,210	410,160
Diamond Resorts Owner Trust, Series 2019-1A, Class A
2.890% 2/20/32 (c)	512,552	521,203
Domino's Pizza Master Issuer LLC
Series 2019-1A, Class A2, 3.668% 10/25/49 (c)	258,050	273,945
Series 2018-1A, Class A2I, 4.116% 7/25/48 (c)	303,800	321,039
Series 2017-1A, Class A23, 4.118% 7/25/47 (c)	106,975	114,216
Series 2015-1A, Class A2II, 4.474% 10/25/45 (c)	518,400	551,239
Eaton Vance CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750%
2.025% FRN 10/15/30 (c)	700,000	696,557
Elmwood CLO Ltd.
Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450%
1.722% FRN 4/20/31 (c)	450,000	450,174
Series 2019-3A, Class B, 3 mo. USD LIBOR + 1.950%
2.225% FRN 10/15/32 (c)	250,000	250,546
Falcon Aerospace Ltd., Series 2019-1, Class A
3.597% 9/15/39 (c)	472,294	430,599
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (c)	74,651	75,955

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M6, 1 mo. USD LIBOR + 1.725%
1.873% FRN 1/25/35	$420,000	$392,659
Flatiron CLO Ltd., Series 2019-1A, Class B, 3 mo. USD LIBOR + 1.900%
2.180% FRN 11/16/32 (c)	250,000	250,055
Global SC Finance SRL, Series 2014-1A, Class A1
3.190% 7/17/29 (c)	95,833	95,331
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 10/15/54 (c)	696,890	706,271
Series 2016-1A, Class A, 3.230% 10/15/52 (c)	241,411	250,939
Series 2017-2A, Class A, 3.260% 10/15/53 (c)	303,828	313,919
Series 2017-1A, Class A, 3.740% 10/15/52 (c)	182,922	192,926
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (c) (f)	357,964	380,427
Helios Issuer LLC, Series 2017-1A, Class A
4.940% 9/20/49 (c)	211,236	224,863
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (c)	114,029	115,626
Series 2017-3A, Class A1, 3.190% 9/20/48 (c)	142,799	147,167
Series 2016-4A, Class A1, 3.570% 9/20/47 (c)	123,402	128,410
Series 2018-1A, Class A2, 4.670% 9/20/48 (c)	274,001	294,021
Highbridge Loan Management Ltd.
Series 12A-18, Class B, 3 mo. USD LIBOR + 1.850% 2.122% FRN 7/18/31 (c)	250,000	242,506
Series 13A-18, Class C, 3 mo. USD LIBOR + 2.150% 2.425% FRN 10/15/30 (c)	350,000	339,032
Horizon Aircraft Finance Ltd.
Series 2019-2, Class A, 3.425% 11/15/39 (c)	529,246	485,231
Series 2019-1, Class A, 3.721% 7/15/39 (c)	313,990	293,170
J.G. Wentworth LLC
Series 2018-2A, Class A, 3.960% 10/15/75 (c)	268,950	275,155
Series 2017-1A, Class B, 5.430% 8/15/62 (c)	1,100,000	1,220,460
KDAC Aviation Finance Ltd., Series 2017-1A, Class A
4.212% 12/15/42 (c)	335,189	294,422
KKR Financial CLO Ltd.
Series 24, Class A1, 3 mo. USD LIBOR + 1.360% 1.632% FRN 4/20/32 (c)	300,000	297,050
Series 26, Class B1, 3 mo. USD LIBOR + 2.050% 2.325% FRN 7/15/32 (c)	250,000	250,216
KREF Ltd., Series 2018-FL1, Class C, 1 mo. USD LIBOR + 2.000%
2.151% FRN 6/15/36 (c)	210,000	203,848
Lunar Aircraft Ltd., Series 2020-1A, Class A
3.376% 2/15/45 (c)	215,661	199,781
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (c)	459,551	417,992
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 1.875% FRN 7/15/30 (c)	430,000	422,458
Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 2.472% FRN 10/18/30 (c)	550,000	535,487
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.820% 6/22/43 (c)	97,749	103,005
Series 2017-1A, Class A, 4.450% 6/20/42 (c)	43,515	46,710
MP CLO III Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.250%
1.522% FRN 10/20/30 (c)	300,000	296,327
NP SPE LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (c)	380,000	390,561
OHA Credit Funding Ltd.
Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.330% 1.588% FRN 10/22/32 (c)	250,000	248,555

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-11A, Class CR, 3 mo. USD LIBOR + 2.150% 2.422% FRN 1/20/32 (c)	$300,000	$291,896
Series 2019-4A, Class C, 3 mo. USD LIBOR + 2.650% 2.908% FRN 10/22/32 (c)	250,000	249,443
OneMain Financial Issuance Trust, Series 2019-2A, Class A
3.140% 10/14/36 (c)	1,810,000	1,928,911
Oxford Finance Funding Trust
Series 2020-1A, Class A2, 3.101% 2/15/28 (c)	353,000	358,046
Series 2016-1A, Class A, 3.968% 6/17/24 (c)	26,879	26,890
Palmer Square CLO Ltd., Series 2015-1A, Class A2R2, 3 mo. USD LIBOR + 1.650%
1.897% FRN 5/21/29 (c)	500,000	497,868
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (c)	335,979	310,944
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (c)	525,033	493,809
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
2.998% FRN 2/25/23 (c)	200,000	195,203
Sierra Receivables Funding LLC, Series 2015-3A, Class B
3.080% 9/20/32 (c)	11,164	11,153
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class B
2.320% 7/20/37 (c)	237,692	237,495
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2
1.893% 8/25/45 (c)	210,000	211,400
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
2.570% FRN 8/18/31 (c)	290,000	270,857
Store Master Funding I-VII
Series 2019-1, Class A2, 3.650% 11/20/49 (c)	655,559	665,058
Series 2018-1A, Class A2, 4.290% 10/20/48 (c)	249,704	264,430
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (c)	51,565	54,082
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (c)	109,787	118,129
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (c)	330,283	382,140
Taco Bell Funding LLC, Series 2018-1A, Class A2II
4.940% 11/25/48 (c)	235,800	251,742
TAL Advantage VII LLC, Series 2020-1A, Class A
2.050% 9/20/45 (c)	1,100,000	1,101,966
Textainer Marine Containers VII Ltd., Series 2019-1A, Class A
3.960% 4/20/44 (c)	108,173	108,173
Tif Funding II LLC, Series 2020-1A, Class A
2.090% 8/20/45 (c)	154,031	153,778
Trinity Rail Leasing LP
Series 2019-2A, Class A2, 3.100% 10/18/49 (c)	731,000	712,964
Series 2019-1A, Class A, 3.820% 4/17/49 (c)	826,615	861,103
Series 2018-1A, Class A2, 4.620% 6/17/48 (c)	410,000	416,739
Triton Container Finance VIII LLC, Series 2020-1A, Class A
2.110% 9/20/45 (c)	750,000	750,965
Vantage Data Centers LLC, Series 2020-2A, Class A2
1.992% 9/15/45 (c) (e)	300,000	300,137
Voya CLO Ltd., Series 2015-3A, Class A3R, 3 mo. USD LIBOR + 1.700%
1.972% FRN 10/20/31 (c)	300,000	293,831
WAVE LLC, Series 2019-1A, Class A
3.597% 9/15/44 (c)	899,069	833,949

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
WAVE Trust, Series 2017-1A, Class A
3.844% 11/15/42 (c)	$537,773	$486,603
Welk Resorts LLC, Series 2015-AA, Class A
2.790% 6/16/31 (c)	39,137	38,976
Wendy's Funding LLC, Series 2015-1A, Class A23
4.497% 6/15/45 (c)	403,750	403,201
		38,047,039
Student Loans Asset-Backed Securities — 2.9%
CIT Education Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .210%
0.460% FRN 6/15/43	595,105	531,097
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (c)	531,000	525,832
Series 2019-A, Class C, 4.460% 12/28/48 (c)	270,000	267,250
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS
FRN 1/25/47	130,000	103,494
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%
2.048% FRN 10/25/44 (c)	118,235	118,523
ECMC Group Student Loan Trust
Series 2018-2A, Class A, 1 mo. USD LIBOR + .800% 0.948% FRN 9/25/68 (c)	399,679	392,162
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 1.348% FRN 12/27/66 (c)	283,604	282,034
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 1.498% FRN 7/26/66 (c)	401,569	405,509
EdLinc Student Loan Funding Trust
Series 2017-A, Class A, Update Replacements.xls: PRIME - 1.150% 3.600% FRN 12/01/47 (c)	290,561	287,128
Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240% 4.388% FRN 11/26/40 (c)	270,000	286,784
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450%
0.700% FRN 8/25/42	116,754	101,489
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950%
1.200% FRN 2/25/42	92,492	90,938
Laurel Road Prime Student Loan Trust
Series 2017-B, Class BFX, 3.020% 8/25/42 (c)	86,016	86,926
Series 2018-B, Class BFX, 3.720% 5/26/43 (c)	76,461	78,204
Navient Private Education Loan Trust, Series 2018-BA, Class A2B, 1 mo. USD LIBOR + .720%
0.872% FRN 12/15/59 (c)	137,558	131,705
Navient Private Education Refi Loan Trust
Series 2019-A, Class B, 3.900% 1/15/43 (c)	284,000	289,699
Series 2018-CA, Class B, 4.220% 6/16/42 (c)	250,000	252,838
Navient Student Loan Trust
Series 2016-1A, Class A, 1 mo. USD LIBOR + .700% 0.848% FRN 2/25/70 (c)	350,693	341,940
Series 2018-2A, Class A3, 1 mo. USD LIBOR + .750% 0.898% FRN 3/25/67 (c)	550,000	534,152
Series 2018-3A, Class A3, 1 mo. USD LIBOR + .800% 0.948% FRN 3/25/67 (c)	750,000	742,588
Series 2019-1A, Class A2, 1 mo. USD LIBOR + .900% 1.048% FRN 12/27/67 (c)	850,000	847,746
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 1.298% FRN 3/25/66 (c)	733,302	733,302

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 1.398% FRN 6/25/65 (c)	$337,989	$337,989
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 1.448% FRN 3/25/66 (c)	1,100,000	1,109,618
Series 2018-4A, Class B, 1 mo. USD LIBOR + 1.300% 1.448% FRN 6/27/67 (c)	750,000	703,556
Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 1.648% FRN 6/25/48	220,000	201,673
Series 2014-8, Class B, 1 mo. USD LIBOR + 1.500% 1.648% FRN 7/26/49	155,000	143,894
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 1.648% FRN 10/25/58	150,000	135,187
Series 2019-BA, Class B, 4.040% 12/15/59 (c)	750,000	782,445
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B
3.600% 12/26/40 (c)	55,086	55,369
Nelnet Student Loan Trust
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 0.475% FRN 6/25/41	134,313	116,199
Series 2018-3A, Class A3, 1 mo. USD LIBOR + .750% 0.898% FRN 9/27/66 (c)	600,000	588,583
Series 2005-4, Class A4R2, 28 day ARS 1.191% FRN 3/22/32	193,881	186,118
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 1.648% FRN 6/25/54 (c)	150,000	145,177
Series 2019-5, Class A, 2.530% 10/25/67 (c)	1,492,023	1,549,799
SLM Student Loan Trust
Series 2006-2, Class R, 0.000% 1/25/41	1,799	1,083,566
Series 2005-4, Class B, 3 mo. USD LIBOR + .180% 0.425% FRN 7/25/55	237,022	210,927
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.455% FRN 10/25/40	301,696	269,728
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 0.535% FRN 1/25/44	325,628	290,133
Series 2004-1 Class B, 3 mo. USD LIBOR + .500% 0.745% FRN 7/25/39	290,206	267,991
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 0.845% FRN 10/25/65 (c)	300,000	293,064
SMB Private Education Loan Trust
Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 1.022% FRN 7/15/36 (c)	126,000	124,410
Series 2019-B, Class A2B, 1 mo. USD LIBOR + 1.000% 1.152% FRN 6/15/37 (c)	1,200,000	1,198,009
Series 2020-BA, Class B, 2.760% 7/15/53 (c)	956,000	929,502
Series 2017-A, Class B, 3.500% 6/17/41 (c)	300,000	298,836
Series 2017-B, Class B, 3.500% 12/16/41 (c)	150,000	149,559
SoFi Professional Loan Program LLC
Series 2017-D, Class R1, 0.010% 9/25/40 (c)	1,000,000	345,020
Series 2018-A, Class R1, 0.010% 2/25/42 (c)	1,000,000	413,442
Series 2018-D, Class R1, 0.010% 2/25/48 (c)	968,900	214,224
Series 2019-A, Class R1, 0.010% 6/15/48 (c)	1,661,200	393,538
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 1.348% FRN 6/25/33 (c)	56,046	56,226
Series 2019-C, Class BFX, 3.050% 11/16/48 (c)	646,000	663,601
Series 2017-D, Class BFX, 3.610% 9/25/40 (c)	500,000	496,336
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050%
1.295% FRN 10/27/36	169,966	168,894
		21,353,953
Whole Loan Collateral Collateralized Mortgage Obligations — 0.2%
Countrywide Home Loans, Inc.
Series 2004-2, Class 1A1, 3.666% VRN 2/25/34 (f)	15,567	15,029
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (f)	3,930	3,770
Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, 2.976% VRN 12/25/57 (c) (f)	148,743	149,672
Series 2018-1A, Class A3, 3.202% VRN 12/25/57 (c) (f)	42,498	42,518
Series 2019-1A, Class A3, 3.948% VRN 1/25/59 (c) (f)	139,333	140,863

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1,
3.490% VRN 8/25/34 (f)	$5,644	$5,698
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A,
3.165% VRN 8/25/34 (f)	35,477	35,373
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.500% VRN 1/25/47 (c) (f)	297,426	303,196
Merrill Lynch Mortgage Investors, Inc.
Series 2003-A4, Class IA, 3.032% VRN 7/25/33 (f)	1,970	1,878
Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (f)	1,963	1,938
PSMC Trust, Series 2018-2, Class A1,
3.500% VRN 6/25/48 (c) (f)	284,942	290,015
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (c) (f)	265,972	273,394
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (c) (f)	133,799	136,531
Series 2019-1, Class A1, 4.000% VRN 2/25/49 (c) (f)	37,041	37,754
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A,
2.970% VRN 3/25/34 (f)	15,809	15,691
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%
2.419% FRN 4/25/44	45,318	43,342
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1,
4.000% VRN 11/25/48 (c) (f)	160,774	164,158
		1,660,820

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $78,486,947)		77,942,740

Sovereign Debt Obligations — 0.3%
Colombia Government International Bond
6.125% 1/18/41	620,000	795,150
Mexico Government International Bond
4.750% 3/08/44	824,000	898,572
6.750% 9/27/34	160,000	214,560
		1,908,282

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,630,907)		1,908,282

U.S. Government Agency Obligations and Instrumentalities — 7.9%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp.
Series 2617, Class Z, 5.500% 5/15/33	133,995	154,964
Series 2693, Class Z, 5.500% 10/15/33	245,045	278,236
		433,200
Pass-Through Securities — 7.6%
Federal Home Loan Mortgage Corp.
Pool #RA2483 3.500% 6/01/50	2,544,709	2,710,308
Pool #C55867 7.500% 2/01/30	24,937	28,111
Pool #C01079 7.500% 10/01/30	3,707	4,350
Pool #C01135 7.500% 2/01/31	14,720	17,168
Pool #C00470 8.000% 8/01/26	9,077	10,208
Pool #G00924 8.000% 3/01/28	8,423	9,471
Federal National Mortgage Association
Pool #MA3029 3.000% 6/01/32	637,262	671,715

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA3090 3.000% 8/01/32	$273,042	$287,804
Pool #725692 1 year CMT + 2.137% 3.138% FRN 10/01/33	22,485	23,552
Pool #888586 1 year CMT + 2.196% 3.326% FRN 10/01/34	47,383	49,931
Pool #AS1304 3.500% 12/01/28	150,985	162,352
Pool #AV1897 3.500% 12/01/28	25,733	27,670
Pool #AV2325 3.500% 12/01/28	81,830	87,991
Pool #MA1356 3.500% 2/01/43	1,183,563	1,284,626
Pool #CA6096 3.500% 6/01/50	2,330,810	2,505,069
Pool #FM4017 3.500% 8/01/50	199,704	211,514
Pool #CA1909 4.500% 6/01/48	1,100,805	1,191,926
Pool #AD6437 5.000% 6/01/40	56,661	64,944
Pool #AD6996 5.000% 7/01/40	372,608	427,073
Pool #AL8173 5.000% 2/01/44	148,326	168,756
Pool #564594 7.000% 1/01/31	8,366	9,615
Pool #572844 7.000% 4/01/31	19,217	22,571
Pool #253795 7.000% 5/01/31	29,734	34,676
Pool #499386 7.500% 9/01/29	1,009	1,172
Pool #521006 7.500% 12/01/29	394	462
Pool #522769 7.500% 12/01/29	55	64
Pool #252981 7.500% 1/01/30	4,828	5,613
Pool #524317 7.500% 3/01/30	903	1,061
Pool #530520 7.500% 3/01/30	9,039	10,392
Pool #253183 7.500% 4/01/30	1,733	2,015
Pool #253265 7.500% 5/01/30	925	1,076
Pool #536949 8.000% 5/01/30	1,253	1,479
Pool #535351 8.000% 6/01/30	1,822	2,124
Pool #253481 8.000% 10/01/30	1,251	1,467
Pool #190317 8.000% 8/01/31	543	635
Pool #602008 8.000% 8/01/31	1,908	2,231
Government National Mortgage Association I
Pool #337539 7.000% 7/15/23	126	133
Pool #363066 7.000% 8/15/23	2,030	2,135
Pool #354674 7.000% 10/15/23	1,530	1,612
Pool #352021 7.000% 11/15/23	972	1,022
Government National Mortgage Association II
Pool# MA6656 3.000% 5/20/50	2,412,332	2,531,567
Pool# MA6710 3.000% 6/20/50	2,427,318	2,552,603
Pool #MA4321 3.500% 3/20/47	1,677,691	1,794,659
Government National Mortgage Association II TBA
Pool #548 3.000% 8/01/49 (e)	575,000	601,998
Pool #1635 3.500% 6/01/49 (e)	16,430,000	17,302,844
Uniform Mortgage Backed Securities TBA
Pool #505 2.000% 5/01/35 (e)	8,525,000	8,862,003
Pool #1082 2.000% 4/01/50 (e)	3,850,000	3,981,141
Pool #17115 3.500% 4/01/49 (e)	7,300,000	7,695,797
Pool #21133 4.500% 9/01/48 (e)	575,000	621,943
		55,990,649
Whole Loans — 0.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2020-DNA3, Class M1, 1 mo. USD LIBOR + 1.500% 1.648% FRN 6/25/50 (c)	650,000	651,093
Series 2019-DNA3, Class M2, 1 mo. USD LIBOR + 2.050% 2.198% FRN 7/25/49 (c)	253,097	247,942

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 1 mo. USD LIBOR + 2.450%
2.598% FRN 7/25/31 (c)	$338,557	$335,926
		1,234,961

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $57,478,910)		57,658,810

U.S. Treasury Obligations — 1.0%
U.S. Treasury Bonds & Notes — 1.0%
U.S. Treasury Bond
2.250% 8/15/49 (g)	1,890,000	2,253,231
3.500% 2/15/39 (g)	2,120,000	2,978,432
U.S. Treasury Note
0.375% 4/30/25	2,400,000	2,414,284
		7,645,947

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,192,522)		7,645,947

TOTAL BONDS & NOTES (Cost $239,715,331)		246,246,257

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $607,842)		398,474

	Number of Shares
Rights — 0.0%

Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., Expires 3/31/21 (a)	25,576	57,546
TOTAL RIGHTS (Cost $54,477)		57,546

Warrants — 0.0%
Energy — 0.0%
Oil & Gas — 0.0%
Occidental Petroleum Corp., Expires 8/03/27 (a)	453	1,359
TOTAL WARRANTS (Cost $2,242)		1,359

Mutual Funds — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (h)	341,438	341,438

TOTAL MUTUAL FUNDS (Cost $341,438)		341,438

TOTAL LONG-TERM INVESTMENTS (Cost $556,674,270)		731,431,001

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 5.7%
Commercial Paper — 5.2%
American Electric Power Co., Inc.
0.152% 10/27/20 (c)	$1,000,000	$999,858
American Honda Finance Corp.
0.315% 11/19/20	3,000,000	2,998,929
Avangrid, Inc.
0.223% 12/07/20 (c)	2,000,000	1,999,188
Bemis Co., Inc.
0.142% 10/05/20 (c)	1,000,000	999,981
0.172% 10/15/20 (c)	2,000,000	1,999,850
BPCE SA
0.203% 10/28/20 (c)	3,000,000	2,999,778
Dominion Resources, Inc.
0.203% 10/13/20	3,000,000	2,999,811
Duke Energy Corp.
0.223% 10/02/20 (c)	2,000,000	1,999,990
0.223% 1/05/21 (c)	1,000,000	999,356
Harley-Davidson Funding Corp.
0.304% 10/19/20 (c)	2,000,000	1,999,779
Intercontinental Exchange, Inc.
0.376% 11/13/20 (c) (i)	1,000,000	999,557
0.376% 12/03/20 (c) (i)	2,000,000	1,998,674
Keurig Dr Pepper, Inc.
0.193% 10/13/20 (c)	3,000,000	2,999,810
NRW. Bank
0.162% 11/03/20 (c)	3,000,000	2,999,660
Nutrien Ltd.
0.213% 12/21/20 (c)	3,000,000	2,998,463
Societe Generale SA
0.081% 10/06/20 (c)	1,000,000	999,983
Spire, Inc.
0.152% 10/15/20 (c)	1,000,000	999,925
0.183% 10/13/20 (c)	2,000,000	1,999,874
Suncor Energy, Inc.
0.223% 11/23/20 (c)	2,000,000	1,999,382
		37,991,848
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (j)	2,957,601	2,957,601
U.S. Treasury Bill — 0.1%
U.S. Treasury Bill
0.000% 10/06/20	1,000,000	999,991

TOTAL SHORT-TERM INVESTMENTS (Cost $41,949,082)		41,949,440

TOTAL INVESTMENTS — 105.6% (Cost $598,623,352) (k)		773,380,441

Other Assets/(Liabilities) — (5.6)%		(41,126,795)

NET ASSETS — 100.0%		$732,253,646

MML Blend Fund — Portfolio of Investments (Continued)

Abbreviation Legend

ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2020, was $1,032,152 or 0.14% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $717,741 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2020, the aggregate market value of these securities amounted to $123,666,257 or 16.89% of net assets.
(d)	Security is perpetual and has no stated maturity date.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2020.
(g)	A portion of this security is pledged/held as collateral for open derivatives.
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2020, these securities amounted to a value of $2,998,231 or 0.41% of net assets.
(j)	Maturity value of $2,957,601. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $3,016,793.
(k)	See Note 3 for aggregate cost for federal tax purposes.

MML Blend Fund — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10 Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3-Month USD LIBOR BBA	Quarterly	2.61%	Semi-Annually	USD	748,250	$102,959	$35,916	$67,043
Put
10 Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	11,940,000	$295,515	$571,926	$(276,411)
									$398,474	$607,842	$(209,368)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	12/21/20	17	$3,000,515	$(3,734)
U.S. Treasury Ultra Bond	12/21/20	61	13,725,893	(195,330)
U.S. Treasury Note 2 Year	12/31/20	194	42,849,982	16,440
U.S. Treasury Note 5 Year	12/31/20	50	6,299,477	2,086
				$(180,538)
Short
90 Day Eurodollar	12/14/20	2	$(487,568)	$(11,207)
U.S. Treasury Ultra 10 Year	12/21/20	12	(1,915,012)	(4,051)
90 Day Eurodollar	3/15/21	2	(487,743)	(11,282)
90 Day Eurodollar	9/13/21	4	(975,637)	(22,463)
90 Day Eurodollar	3/14/22	4	(975,337)	(22,463)
90 Day Eurodollar	9/19/22	3	(731,203)	(16,997)
90 Day Eurodollar	3/13/23	3	(730,753)	(17,147)
90 Day Eurodollar	12/18/23	4	(973,436)	(22,664)
90 Day Eurodollar	12/16/24	10	(2,430,591)	(54,784)
				$(183,058)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 35†	1.000%	Quarterly	12/20/2025	USD	1,000,000	$(20,841)	$(24,501)	$3,660
CDX.NA.IG Series 35†	1.000%	Quarterly	12/20/2025	USD	1,100,000	(22,925)	(26,286)	3,361
						$(43,766)	$(50,787)	$7,021

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD	U.S. Dollar

MML Dynamic Bond Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.8%

BANK LOANS — 3.5%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. LIBOR + 3.500% 3.761% VRN 8/21/26	$9,900	$8,987
Terrier Media Buyer, Inc., Term Loan B, 1 mo. LIBOR + 4.250% 4.397% VRN 12/17/26	59,550	57,997
		66,984
Aerospace & Defense — 0.0%
TransDigm, Inc., 2020 Term Loan F, 1 mo. LIBOR + 2.250% 2.397% VRN 12/09/25	170,450	160,862
Airlines — 0.0%
American Airlines, Inc., 2017 Incremental Term Loan, 1 mo. LIBOR + 2.000% 2.152% VRN 12/15/23	74,853	60,937
Kestrel Bidco Inc., Term Loan B, 6 mo. LIBOR + 3.000% 4.000% VRN 12/11/26	69,413	59,993
		120,930
Auto Parts & Equipment — 0.0%
Clarios Global LP, USD Term Loan B, 1 mo. LIBOR + 3.500% 3.647% VRN 4/30/26	39,600	38,523
Automotive & Parts — 0.1%
Tempo Acquisition LLC, 2020 Extended Term Loan, 1 mo. LIBOR + 3.250% 3.750% VRN 11/02/26	202,275	195,891
Biotechnology — 0.0%
Aldevron LLC, 2019 Term Loan B, 1 mo. LIBOR + 4.250% 5.250% VRN 10/12/26	109,475	109,429
Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc., USD Term Loan B3, 3 mo. LIBOR + 1.750% 1.970% VRN 6/01/24	274,958	268,134
GrafTech Finance, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.500% 4.500% VRN 2/12/25	40,228	39,658
		307,792
Commercial Services — 0.1%
AlixPartners LLP, 2017 Term Loan B, 1 mo. LIBOR + 2.500% 2.647% VRN 4/04/24	222,845	217,100
Allied Universal Holdco LLC, 2019 Term Loan B, 1 mo. LIBOR + 4.250% 4.397% VRN 7/10/26	129,025	127,459
Mister Car Wash Holdings, Inc., 2019 Term Loan B, 0.000% 5/14/26 (a)	64,836	61,165

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Prime Security Services Borrower LLC, 2019 Term Loan B1, 1 mo. LIBOR + 3.250%, 3 mo. LIBOR + 3.250%, 12 mo. LIBOR + 3.250% 4.250% VRN 9/23/26	$64,511	$63,855
		469,579
Computers — 0.0%
Flexential Intermediate Corp., 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.500% 3.720% VRN 8/01/24	29,770	25,388
Surf Holdings, LLC, USD Term Loan, 3 mo. LIBOR + 3.500% 3.750% VRN 3/05/27	129,675	126,595
		151,983
Distribution & Wholesale — 0.1%
American Tire Distributors Holdings, Inc., 2015 Term Loan, 1 mo. LIBOR + 7.500%, 3 mo. LIBOR + 7.500% 8.500% VRN 9/02/24	29,699	25,159
HD Supply, Inc., Term Loan B5, 1 mo. LIBOR + 1.750% 1.897% VRN 10/17/23	320,101	318,785
		343,944
Diversified Financial Services — 0.1%
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.000% 3.147% VRN 6/15/25	115,431	108,541
Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, 1 mo. LIBOR + 3.750% 4.750% VRN 4/09/27	109,725	108,925
		217,466
Electric — 0.1%
Calpine Corp., Term Loan B9, 1 mo. LIBOR + 2.250% 2.400% VRN 4/05/26	312,300	303,581
Electronics — 0.0%
Compass Power Generation LLC, 2018 Term Loan B, 1 mo. LIBOR + 3.500% 4.500% VRN 12/20/24	54,198	53,182
Tech Data Corp., ABL Term Loan, 1 mo. LIBOR + 3.500% 3.645% VRN 6/30/25	105,000	105,184
		158,366
Engineering & Construction — 0.0%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, 3 mo. LIBOR + 4.250% 5.250% VRN 6/21/24	64,602	59,989
Entertainment — 0.0%
Playtika Holding Corp., Term Loan B, 0.000% 12/10/24 (a)	44,423	44,407
Environmental Controls — 0.1%
Filtration Group Corp., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.000% 3.147% VRN 3/29/25	201,385	197,138

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Foods — 0.2%
Froneri International Ltd., 2020 USD Term Loan, 1 mo. LIBOR + 2.250% 2.397% VRN 1/31/27	$239,400	$229,568
Hearthside Food Solutions LLC, 2018 Term Loan B, 1 mo. LIBOR + 3.687% 3.834% VRN 5/23/25	49,556	48,018
JBS USA LUX SA/JBS USA Finance, Inc., 2019 Term Loan B, 1 mo. LIBOR + 2.000% 2.147% VRN 5/01/26	253,712	246,482
United Natural Foods, Inc., Term Loan B, 1 mo. LIBOR + 4.250% 4.397% VRN 10/22/25	28,564	27,783
		551,851
Gas — 0.0%
Pacific Gas & Electric Company, 2020 Exit Term Loan B, 3 mo. LIBOR + 4.500% 5.500% VRN 6/23/25	74,813	73,191
Health Care – Products — 0.1%
Sotera Health Holdings, LLC, 2019 Term Loan, 3 mo. LIBOR + 4.500% 5.500% VRN 12/11/26	169,150	168,304
Health Care – Services — 0.2%
Air Methods Corp., 2017 Term Loan B, 3 mo. LIBOR + 3.500% 4.500% VRN 4/22/24	54,577	47,610
Envision Healthcare Corp., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.750% 3.897% VRN 10/10/25	44,659	32,115
Gentiva Health Services, Inc., 2020 Term Loan, 1 mo. LIBOR + 3.250% 3.438% VRN 7/02/25	198,592	194,249
Global Medical Response, Inc., 2018 Term Loan B1, 3 mo. LIBOR + 3.250% 4.250% VRN 4/28/22	59,541	59,327
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.750% 3.897% VRN 11/16/25	110,000	106,700
Select Medical Corporation, 2017 Term Loan B, 3 mo. LIBOR + 2.500% 2.780% VRN 3/06/25	115,000	111,694
Team Health Holdings, Inc., 1st Lien Term Loan, 1 mo. LIBOR + 2.750% 3.750% VRN 2/06/24	24,807	20,741
		572,436
Household Products & Wares — 0.0%
Diamond (BC) B.V., USD Term Loan, 3 mo. LIBOR + 3.000% 3.261% VRN 9/06/24	74,338	69,320
Kronos Acquisition Holdings, Inc., 2015 Term Loan B, 3 mo. LIBOR + 4.000% 5.000% VRN 5/15/23	49,938	49,552
		118,872
Insurance — 0.2%
Acrisure LLC, 2020 Term Loan B, 1 mo. LIBOR + 3.500% 3.647% VRN 2/15/27	123,742	119,256
AssuredPartners, Inc., 2020 Term Loan B, 1 mo. LIBOR + 3.500% 3.647% VRN 2/12/27	242,459	235,098
Asurion LLC
2018 Term Loan B6, 1 mo. LIBOR + 3.000% 3.147% VRN 11/03/23	104,446	102,793

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2017 2nd Lien Term Loan, 1 mo. LIBOR + 6.500% 6.647% VRN 8/04/25	$46,970	$46,980
Sedgwick Claims Management Services, Inc., 2019 Term Loan B, 1 mo. LIBOR + 4.000% 4.147% VRN 9/03/26	34,563	34,006
		538,133
Internet — 0.1%
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 1 mo. LIBOR + 1.750% 1.897% VRN 2/15/24	243,325	238,229
2020 Term Loan B3, 1 mo. LIBOR + 2.500% 2.647% VRN 8/10/27	84,788	83,428
ION Trading Technologies S.a.r.l., USD Incremental Term Loan B, 3 mo. LIBOR + 4.000% 5.000% VRN 11/21/24	19,794	19,390
Uber Technologies, Inc., 2018 Term Loan, 1 mo. LIBOR + 4.000% 5.000% VRN 4/04/25	114,075	113,035
Web.com Group, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.750% 3.901% VRN 10/10/25	40,000	38,570
		492,652
Investment Companies — 0.1%
Solenis Holdings LLC, 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.000% 4.256% VRN 6/26/25	74,429	72,568
UFC Holdings LLC, 2019 Term Loan, 6 mo. LIBOR + 3.250% 4.250% VRN 4/29/26	197,747	194,040
		266,608
Leisure Time — 0.0%
ClubCorp Holdings, Inc., 2017 Term Loan B, 3 mo. LIBOR + 2.750% 2.970% VRN 9/18/24	34,731	29,565
Equinox Holdings, Inc., 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.000% 4.000% VRN 3/08/24	44,087	33,677
		63,242
Lodging — 0.1%
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 1 mo. LIBOR + 2.750% 2.897% VRN 12/23/24	158,372	147,986
2020 Term Loan, 1 mo. LIBOR + 4.500%, 3 mo. LIBOR + 4.500% 4.647% VRN 7/21/25	60,000	57,983
Golden Nugget, Inc., 2017 Incremental Term Loan B, 1 mo. LIBOR + 2.500%, 2 mo. LIBOR + 2.500% 3.250% VRN 10/04/23	154,565	137,399
Hilton Worldwide Finance LLC, 2019 Term Loan B2, 1 mo. LIBOR + 1.750% 1.898% VRN 6/22/26	65,000	62,636
		406,004
Machinery - Diversified — 0.1%
Titan Acquisition Ltd., 2018 Term Loan B, 3 mo. LIBOR + 3.000% 3.220% VRN 3/28/25	39,649	37,357

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vertical US Newco, Inc., USD Term Loan B, 6 mo. LIBOR + 4.250% 4.570% VRN 7/30/27	$200,000	$198,108
		235,465
Media — 0.2%
Cengage Learning, Inc., 2016 Term Loan B, 3 mo. LIBOR + 4.250% 5.250% VRN 6/07/23	74,302	61,936
CSC Holdings LLC, 2019 Term Loan B5, 1 mo. LIBOR + 2.500% 2.652% VRN 4/15/27	203,208	196,647
E.W. Scripps Co.(The), 2019 Term Loan B2, 1 mo. LIBOR + 2.500% 2.647% VRN 5/01/26	307,051	298,703
Getty Images, Inc., 2019 USD Term Loan B, 1 mo. LIBOR + 4.500% 4.688% VRN 2/19/26	34,361	31,955
Radiate Holdco, LLC
2020 Term Loan, 0.000% 9/25/26 (a)	135,000	132,469
1st Lien Term Loan, 1 mo. LIBOR + 3.000% 3.750% VRN 2/01/24	99,487	97,715
		819,425
Oil & Gas Services — 0.0%
Illuminate Buyer, LLC, Term Loan, 1 Week LIBOR + 4.000% 4.220% VRN 6/16/27	85,000	84,203
Packaging & Containers — 0.1%
Charter NEX US, Inc., Incremental Term Loan, 1 mo. LIBOR + 3.250% 3.397% VRN 5/16/24	49,039	47,762
Flex Acquisition Co., Inc.
2018 Incremental Term Loan, 3 mo. LIBOR + 3.250% 3.546% VRN 6/29/25	25,000	24,219
1st Lien Term Loan, 3 mo. LIBOR + 3.000% 4.000% VRN 12/29/23	72,249	70,533
Graham Packaging Company, Inc. ., Term Loan, 1 mo. LIBOR + 3.750% 4.500% VRN 8/04/27	80,000	79,433
Klockner-Pentaplast of America, Inc., USD 2017 Term Loan B2, 6 mo. LIBOR + 4.250% 5.250% VRN 6/30/22	9,834	9,531
		231,478
Pharmaceuticals — 0.1%
HC Group Holdings II, Inc., Term Loan B, 1 mo. LIBOR + 4.500% 4.647% VRN 8/06/26	154,611	152,936
Parexel International Corp., Term Loan B, 1 mo. LIBOR + 2.750% 2.897% VRN 9/27/24	155,000	148,510
		301,446
Pipelines — 0.0%
Blackstone CQP Holdco LP, Term Loan B, 3 mo. LIBOR + 3.500% 3.725% VRN 9/30/24	79,397	77,591
Buckeye Partners LP, 2019 Term Loan B, 1 mo. LIBOR + 2.750% 2.897% VRN 11/01/26	69,650	68,257
		145,848

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.1%
Asplundh Tree Expert LLC, Term Loan B, 3 mo. LIBOR + 2.500% 2.655% VRN 9/07/27	$70,000	$69,869
Bass Pro Group, LLC, Term Loan B, 3 mo. LIBOR + 5.000% 5.750% VRN 9/25/24	59,692	59,059
IRB Holding Corp, 2020 Term Loan B, 3 mo. LIBOR + 2.750% 3.750% VRN 2/05/25	153,317	146,140
PetSmart, Inc., Consenting Term Loan, 3 mo. LIBOR + 3.500% 4.500% VRN 3/11/22	182,661	182,105
		457,173
Software — 0.8%
Ascend Learning LLC, 2017 Term Loan B, 1 mo. LIBOR + 3.000% 4.000% VRN 7/12/24	158,242	155,868
Camelot U.S. Acquisition 1 Co., Term Loan B, 0.000% 10/30/26 (a)	120,000	119,350
Castle US Holding Corp., USD Term Loan B, 3 mo. LIBOR + 3.750% 3.970% VRN 1/29/27	159,333	152,818
Cornerstone OnDemand, Inc., Term Loan B, 1 mo. LIBOR + 4.250% 4.406% VRN 4/22/27	90,000	89,756
Cvent, Inc., 1st Lien Term Loan, 1 mo. LIBOR + 3.750% 3.897% VRN 11/29/24	99,237	89,383
Dun & Bradstreet Corp. (The), Term Loan, 1 mo. LIBOR + 3.750% 3.895% VRN 2/06/26	154,225	152,451
Finastra USA, Inc.
USD 1st Lien Term Loan, 3 mo. LIBOR + 3.500%, 6 mo. LIBOR + 3.500% 4.500% VRN 6/13/24	64,019	59,713
USD 2nd Lien Term Loan, 6 mo. LIBOR + 7.250% 8.250% VRN 6/13/25	20,000	18,730
Greeneden U.S. Holdings II, LLC, 2018 USD Term Loan B, 1 mo. LIBOR + 3.250% 3.397% VRN 12/01/23	153,399	152,888
Hyland Software, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.250% 4.000% VRN 7/01/24	223,118	221,956
Milano Acquisition Corp, Term Loan B, 0.000% 10/01/27 (a)	125,000	123,437
Mitchell International, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.250% 3.397% VRN 11/29/24	148,855	141,987
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, 3 mo. LIBOR + 3.500% 4.500% VRN 4/26/24	188,745	184,970
Solera LLC, USD Term Loan B, 2 mo. LIBOR + 2.750% 2.938% VRN 3/03/23	198,442	194,088
Sophia, L.P.
2020 1st Lien Term Loan, 0.000% 10/07/27 (a)	150,000	148,912
2017 Term Loan B, 1 mo. LIBOR + 3.250% 4.250% VRN 9/30/22	199,597	198,557
Tibco Software, Inc., 2020 Term Loan B, 1 mo. LIBOR + 3.750% 3.900% VRN 6/30/26	129,638	126,235
Ultimate Software Group, Inc. (The)
Term Loan B, 1 mo. LIBOR + 3.750% 3.897% VRN 5/04/26	139,083	137,732
2020 Incremental Term Loan B, 3 mo. LIBOR + 4.000% 4.750% VRN 5/04/26	105,000	104,620

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
VS Buyer, LLC, Term Loan B, 1 mo. LIBOR + 3.250% 3.397% VRN 2/28/27	$149,300	$146,438
		2,719,889
Telecommunications — 0.4%
Altice France S.A., 2018 Term Loan B13, 1 mo. LIBOR + 4.000% 4.152% VRN 8/14/26	154,494	149,775
Avaya, Inc., 2018 Term Loan B, 1 mo. LIBOR + 4.250% 4.401% VRN 12/15/24	70,000	69,541
CenturyLink, Inc., 2020 Term Loan B, 1 mo. LIBOR + 2.250% 2.397% VRN 3/15/27	223,872	214,718
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 3 mo. LIBOR + 5.500% 6.500% VRN 7/13/22 (b)	23,306	23,675
2017 Term Loan B3, PRIME + 4.750% 8.000% 11/27/23	155,000	155,538
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. LIBOR + 1.750% 1.897% VRN 3/01/27	250,000	241,952
MLN US HoldCo LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 4.500% 4.656% VRN 11/30/25	19,798	16,859
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. LIBOR + 2.750% 2.899% VRN 9/18/26	196,160	191,584
T-Mobile USA, Inc., 2020 Term Loan, 1 mo. LIBOR + 3.000% 3.147% VRN 4/01/27	84,788	84,659
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. LIBOR + 2.500% 2.652% VRN 1/31/28	100,000	96,917
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. LIBOR + 3.000% 3.147% VRN 3/09/27	228,850	221,781
		1,466,999

TOTAL BANK LOANS (Cost $12,864,397)		12,660,083

CORPORATE DEBT — 24.9%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.
5.400% 10/01/48	300,000	353,169
Aerospace & Defense — 0.3%
Bombardier, Inc.
6.000% 10/15/22 (c)	90,000	83,475
Lockheed Martin Corp.
4.700% 5/15/46	315,000	429,245
Northrop Grumman Corp.
5.150% 5/01/40	250,000	336,052
TransDigm, Inc.
5.500% 11/15/27	100,000	96,105
6.250% 3/15/26 (c)	150,000	156,644
6.375% 6/15/26	60,000	60,236
8.000% 12/15/25 (c)	15,000	16,312
Triumph Group, Inc.
7.750% 8/15/25	55,000	35,269
		1,213,338

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Agriculture — 0.4%
Altria Group, Inc. 4.800% 2/14/29	$475,000	$563,633
BAT Capital Corp. 3.462% 9/06/29	695,000	740,024
Imperial Brands Finance PLC 3.500% 7/26/26 (c)	265,000	286,688
		1,590,345
Airlines — 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.750% 10/20/28 (c)	40,000	41,531
Latam Finance Ltd. 6.875% 4/11/24 (c) (d)	200,000	74,000
7.000% 3/01/26 (c) (d)	300,000	111,000
Southwest Airlines Co. 4.750% 5/04/23	235,000	251,171
		477,702
Apparel — 0.1%
The William Carter Co. 5.500% 5/15/25 (c)	185,000	193,788
Auto Manufacturers — 0.4%
Ford Motor Co. 9.000% 4/22/25	65,000	74,523
Ford Motor Credit Co. LLC 5.750% 2/01/21	200,000	201,250
General Motors Financial Co., Inc. 3 mo. USD LIBOR + .990% 1.294% FRN 1/05/23	575,000	568,774
Hyundai Capital America 1.800% 10/15/25 (c)	5,000	4,974
2.650% 2/10/25 (c)	460,000	473,708
Volkswagen Group of America Finance LLC 4.250% 11/13/23 (c)	220,000	241,733
		1,564,962
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co. 6.250% 5/15/26 (c)	115,000	120,583
Banks — 3.9%
Banco de Credito del Peru 5 year CMT + 3.000% 3.125% VRN 7/01/30 (c)	200,000	200,626
Banco de Credito del Peru/Panama 3 mo. USD LIBOR + 7.043% 6.125% VRN 4/24/27 (c)	150,000	157,875
Banco de Reservas de la Republica Dominicana 7.000% 2/01/23 (c)	200,000	205,500
Banco Macro SA 5 year USD Swap + 5.463% 6.750% VRN 11/04/26 (c)	200,000	153,800
Banco Mercantil del Norte SA/Grand Cayman 10 year CMT + 5.353% 7.625% VRN (c) (e)	400,000	398,760
Banco Nacional de Panama 2.500% 8/11/30 (c)	200,000	197,900
Banco Santander SA 3 mo. USD LIBOR + 1.090% 1.346% FRN 2/23/23	400,000	400,903

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bancolombia SA 3.000% 1/29/25	$200,000	$200,324
Bank of America Corp. 3 mo. USD LIBOR + 1.210% 3.974% VRN 2/07/30	350,000	405,578
Bank of Montreal 5 year USD Swap + 1.432% 3.803% VRN 12/15/32	300,000	334,376
Bank of New Zealand 3.500% 2/20/24 (c)	530,000	577,249
The Bank of Nova Scotia 1.625% 5/01/23	217,000	222,661
Barclays PLC 3 mo. USD LIBOR + 1.380% 1.660% FRN 5/16/24	425,000	426,158
BDO Unibank, Inc. 2.950% 3/06/23 (c)	300,000	311,261
BNP Paribas SA SOFR + 1.507% 3.052% VRN 1/13/31 (c)	390,000	418,261
Citigroup, Inc. 3 mo. USD LIBOR + 1.100% 1.380% FRN 5/17/24	635,000	640,551
Commonwealth Bank of Australia 4.316% 1/10/48 (c)	505,000	615,965
Credit Agricole SA 3.750% 4/24/23 (c)	535,000	573,323
Credit Suisse Group AG 3 mo. USD LIBOR + 1.240% 1.489% FRN 6/12/24 (c)	430,000	433,504
DBS Group Holdings Ltd. 5 year USD Swap + 2.390% 3.600% VRN (c) (e)	600,000	603,000
Gilex Holding Sarl 8.500% 5/02/23 (c)	150,000	152,626
8.500% 5/02/23 (c)	150,000	152,626
HSBC Holdings PLC 3 mo. USD LIBOR + 1.380% 1.629% FRN 9/12/26	835,000	827,287
JP Morgan Chase & Co. SOFR + 2.040% 2.522% VRN 4/22/31	275,000	292,620
Lloyds Banking Group PLC 3 mo. USD LIBOR + 1.205% 3.574% VRN 11/07/28	400,000	438,233
Macquarie Group Ltd. 3 mo. USD LIBOR + 1.023% 3.189% VRN 11/28/23 (c)	160,000	167,302
3 mo. USD LIBOR + 1.330% 4.150% VRN 3/27/24 (c)	280,000	300,166
Malayan Banking Bhd 5 year USD Swap + 2.542% 3.905% VRN 10/29/26 (c)	300,000	305,967
Mitsubishi UFJ Financial Group, Inc. 1.412% 7/17/25	435,000	441,086
Morgan Stanley 3 mo. USD LIBOR + 1.340% 3.591% VRN 7/22/28	230,000	258,679
Multibank, Inc. 4.375% 11/09/22 (c)	200,000	203,100
NongHyup Bank 1.250% 7/20/25 (c)	200,000	201,926
Sumitomo Mitsui Financial Group, Inc. 3 mo. USD LIBOR + .740% 1.013% FRN 1/17/23	715,000	718,185
The Bank of Nova Scotia 3.400% 2/11/24	100,000	108,643
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 1.170% 1.450% FRN 5/15/26	565,000	570,492
Union Bank of the Philippines 3.369% 11/29/22 (c)	400,000	415,898
United Overseas Bank Ltd. 5 year USD Swap + 1.654% 2.880% VRN 3/08/27 (c)	200,000	203,548

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5 year USD Swap + 1.794% 3.875% VRN (c) (e)	$300,000	$306,915
Wells Fargo & Co. 3 mo. USD LIBOR + 1.170% 2.879% VRN 10/30/30	115,000	123,498
3 mo. USD LIBOR + 1.170% 3.196% VRN 6/17/27	245,000	267,376
		13,933,748
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. 4.600% 4/15/48	440,000	524,676
Constellation Brands, Inc. 2.875% 5/01/30	25,000	26,993
3.150% 8/01/29	200,000	218,320
Keurig Dr Pepper, Inc. 3.800% 5/01/50	140,000	161,073
		931,062
Biotechnology — 0.1%
Royalty Pharma PLC 3.300% 9/02/40 (c)	235,000	233,054
Building Materials — 0.2%
Builders FirstSource, Inc. 5.000% 3/01/30 (c)	80,000	82,800
6.750% 6/01/27 (c)	110,000	117,838
Carrier Global Corp. 3.377% 4/05/40 (c)	310,000	324,794
Griffon Corp. 5.750% 3/01/28	170,000	177,451
Owens Corning 4.400% 1/30/48	175,000	194,897
		897,780
Chemicals — 0.6%
Braskem Netherlands Finance BV 5 year CMT + 8.220% 8.500% VRN 1/23/81 (c)	200,000	201,802
CNAC HK Finbridge Co. Ltd. 3.375% 6/19/24 (c)	200,000	207,790
DuPont de Nemours, Inc. 5.419% 11/15/48	205,000	274,116
MEGlobal Canada ULC 5.000% 5/18/25 (c)	400,000	431,086
Nutrien Ltd. 4.200% 4/01/29	265,000	315,176
Syngenta Finance NV 5.676% 4/24/48 (c)	200,000	214,394
UPL Corp. Ltd. 3.250% 10/13/21 (c)	200,000	202,506
WR Grace & Co-Conn 4.875% 6/15/27 (c)	165,000	170,395
		2,017,265
Coal — 0.0%
Peabody Energy Corp. 6.000% 3/31/22 (c)	105,000	60,900

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500% 6/15/25 (c)	$120,000	$108,242
		169,142
Commercial Services — 0.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625% 7/15/26 (c)	70,000	74,550
9.750% 7/15/27 (c)	130,000	141,248
Garda World Security Corp. 8.750% 5/15/25 (c)	95,000	95,950
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 5.000% 6/15/28 (c)	50,000	52,187
MPH Acquisition Holdings LLC 7.125% 6/01/24 (c)	160,000	164,376
Prime Security Services Borrower LLC / Prime Finance, Inc. 3.375% 8/31/27 (c)	110,000	105,517
PSA Treasury Pte Ltd. 2.125% 9/05/29 (c)	200,000	208,454
Verscend Escrow Corp. 9.750% 8/15/26 (c)	237,000	257,688
		1,099,970
Computers — 0.1%
NetApp, Inc. 1.875% 6/22/25	230,000	238,233
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.750% 6/01/25 (c)	190,000	193,916
		432,149
Distribution & Wholesale — 0.0%
Performance Food Group, Inc. 5.500% 10/15/27 (c)	115,000	118,450
Diversified Financial Services — 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500% 1/15/25	450,000	438,392
Air Lease Corp. 3.750% 2/01/22	470,000	479,590
Avolon Holdings Funding Ltd. 3.250% 2/15/27 (c)	390,000	347,931
Banco BTG Pactual SA 5 year CMT + 5.257% 7.750% VRN 2/15/29 (c)	200,000	205,750
BOC Aviation Ltd. 3 mo. USD LIBOR + 1.125% 1.358% FRN 9/26/23 (c)	565,000	551,813
Capital One Financial Corp. 3 mo. USD LIBOR + .720% 0.988% FRN 1/30/23	140,000	140,067
Credito Real SAB de CV SOFOM ER 5 year CMT + 7.026% 9.125% VRN (c) (e)	200,000	151,002
Discover Financial Services 4.100% 2/09/27	570,000	632,112
Global Aircraft Leasing Co. Ltd. 6.500% 9/15/24 (c)	108,806	60,659
Interoceanica IV Finance Ltd. 0.000% 11/30/25 (c)	712,411	658,652
Mexarrend SAPI de CV 10.250% 7/24/24 (c)	200,000	147,500

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Nationstar Mortgage Holdings, Inc. 5.500% 8/15/28 (c)	$75,000	$74,906
Navient Corp. 5.000% 3/15/27	60,000	56,342
NFP Corp. 6.875% 8/15/28 (c)	70,000	70,866
OneMain Finance Corp. 5.375% 11/15/29	55,000	57,200
6.625% 1/15/28	120,000	133,176
Operadora de Servicios Mega SA de CV Sofom ER 8.250% 2/11/25 (c)	200,000	184,000
PennyMac Financial Services, Inc. 5.375% 10/15/25 (c)	75,000	75,938
SPARC EM SPC Panama Metro Line 2 SP 0.010% 12/05/22 (c)	190,236	184,293
Synchrony Financial 3.950% 12/01/27	420,000	451,971
The Charles Schwab Corp. 3.550% 2/01/24	465,000	507,864
Unifin Financiera SAB de CV 5 year CMT + 6.308% 8.875% VRN (c) (e)	600,000	409,500
		6,019,524
Electric — 3.0%
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It 7.950% 5/11/26 (c)	500,000	508,130
AES Argentina Generacion SA 7.750% 2/02/24 (c)	150,000	103,781
AES Gener SA 5 year CMT + 4.917% 6.350% VRN 10/07/79 (c)	200,000	201,750
5 year USD Swap + 4.644% 7.125% VRN 3/26/79 (c)	400,000	408,914
AES Panama Generation Holdings SRL 4.375% 5/31/30 (c)	200,000	205,250
American Electric Power Co., Inc. 2.950% 12/15/22	313,000	327,401
Arizona Public Service Co. 3.350% 5/15/50	130,000	143,180
Calpine Corp. 4.625% 2/01/29 (c)	40,000	39,925
5.125% 3/15/28 (c)	100,000	103,500
DTE Energy Co. 3.800% 3/15/27	500,000	558,285
Duke Energy Corp. 3.750% 9/01/46	90,000	102,745
3.950% 8/15/47	240,000	283,503
Duke Energy Progress, Inc. 4.150% 12/01/44	315,000	392,690
Empresa Electrica Angamos SA 4.875% 5/25/29 (c)	156,500	156,696
Empresa Electrica Guacolda SA 4.560% 4/30/25 (c)	400,000	327,061
Entergy Corp. 2.800% 6/15/30	110,000	118,919
Eversource Energy 1.650% 8/15/30	250,000	247,713
FirstEnergy Corp. 2.250% 9/01/30	60,000	58,682

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Georgia Power Co. 2.200% 9/15/24	$385,000	$406,153
Korea East-West Power Co. Ltd. 1.750% 5/06/25 (c)	200,000	206,656
LLPL Capital Pte Ltd. 6.875% 2/04/39 (c)	281,700	324,352
Minejesa Capital BV 4.625% 8/10/30 (c)	400,000	411,044
Monongahela Power Co. 5.400% 12/15/43 (c)	145,000	204,098
NextEra Energy Capital Holdings, Inc. 2.250% 6/01/30	750,000	776,646
3.550% 5/01/27	195,000	220,399
Pampa Energia SA 9.125% 4/15/29 (c)	150,000	117,057
PG&E Corp. 5.000% 7/01/28	45,000	43,650
Pike Corp. 5.500% 9/01/28 (c)	85,000	85,526
Pinnacle West Capital Corp. 1.300% 6/15/25	230,000	233,655
PSEG Power LLC 3.850% 6/01/23	340,000	365,797
Sierra Pacific Power Co. 2.600% 5/01/26	1,000,000	1,089,884
State Grid Overseas Investment Ltd. 3.125% 5/22/23 (c)	200,000	210,794
3.750% 5/02/23 (c)	200,000	213,872
Transelec SA 3.875% 1/12/29 (c)	250,000	272,875
Xcel Energy, Inc. 3.300% 6/01/25	1,000,000	1,103,560
		10,574,143
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc. 4.750% 6/15/28 (c)	110,000	113,839
Electronics — 0.2%
Arrow Electronics, Inc. 3.875% 1/12/28	195,000	216,195
Roper Technologies, Inc. 1.750% 2/15/31	510,000	510,275
		726,470
Engineering & Construction — 0.2%
Sydney Airport Finance Co. Pty Ltd. 3.375% 4/30/25 (c)	300,000	317,189
3.625% 4/28/26 (c)	300,000	324,270
		641,459
Entertainment — 0.3%
Caesars Entertainment, Inc. 6.250% 7/01/25 (c)	105,000	109,751
Caesars Resort Collection LLC/CRC Finco, Inc. 5.250% 10/15/25 (c)	130,000	125,775

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cedar Fair LP 5.250% 7/15/29	$75,000	$72,000
Lions Gate Capital Holdings LLC 6.375% 2/01/24 (c)	160,000	158,400
Live Nation Entertainment, Inc. 6.500% 5/15/27 (c)	90,000	97,132
Scientific Games International, Inc. 7.250% 11/15/29 (c)	75,000	76,125
Six Flags Theme Parks, Inc. 7.000% 7/01/25 (c)	180,000	191,475
Twin River Worldwide Holdings, Inc. 6.750% 6/01/27 (c)	110,000	109,436
		940,094
Environmental Controls — 0.1%
GFL Environmental, Inc. 3.750% 8/01/25 (c)	100,000	100,552
4.250% 6/01/25 (c)	80,000	80,800
5.125% 12/15/26 (c)	125,000	129,075
8.500% 5/01/27 (c)	51,000	55,335
Tervita Corp. 7.625% 12/01/21 (c)	105,000	95,813
		461,575
Foods — 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertson's LLC 3.500% 3/15/29 (c)	75,000	72,797
4.625% 1/15/27 (c)	95,000	97,203
B&G Foods, Inc. 5.250% 9/15/27	50,000	52,166
Campbell Soup Co. 2.375% 4/24/30	115,000	119,583
JBS USA LUX SA/JBS USA Finance, Inc. 5.750% 6/15/25 (c)	20,000	20,616
5.875% 7/15/24 (c)	15,000	15,302
6.750% 2/15/28 (c)	126,000	137,015
Kraft Heinz Foods Co. 5.000% 7/15/35	40,000	46,060
5.200% 7/15/45	115,000	125,722
The Kroger Co. 3.400% 4/15/22	195,000	202,271
Mondelez International, Inc. 1.500% 5/04/25	130,000	133,593
1.875% 10/15/32 (f)	240,000	239,563
Pilgrim's Pride Corp. 5.875% 9/30/27 (c)	85,000	87,763
Post Holdings, Inc. 4.625% 4/15/30 (c)	110,000	113,162
Smithfield Foods, Inc. 4.250% 2/01/27 (c)	415,000	453,458
Sysco Corp. 3.300% 2/15/50	380,000	356,555
US Foods, Inc. 6.250% 4/15/25 (c)	15,000	15,881
		2,288,710

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Gas — 0.3%
The Brooklyn Union Gas Co. 4.487% 3/04/49 (c)	$335,000	$430,548
The East Ohio Gas Co. 3.000% 6/15/50 (c)	245,000	248,548
ENN Energy Holdings Ltd. 3.250% 7/24/22 (c)	200,000	205,408
NiSource, Inc. 3.600% 5/01/30	110,000	125,342
		1,009,846
Health Care – Products — 0.0%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA 7.250% 2/01/28 (c)	80,000	83,200
Health Care – Services — 0.4%
Anthem, Inc. 2.375% 1/15/25	215,000	228,647
Centene Corp. 3.000% 10/15/30 (f)	60,000	61,212
HCA, Inc. 4.125% 6/15/29	215,000	243,176
5.375% 9/01/26	125,000	138,125
Health Care Service Corp. 3.200% 6/01/50 (c)	50,000	51,876
LifePoint Health, Inc. 4.375% 2/15/27 (c)	90,000	90,112
6.750% 4/15/25 (c)	55,000	57,887
Radiology Partners, Inc. 9.250% 2/01/28 (c)	95,000	98,800
Select Medical Corp. 6.250% 8/15/26 (c)	150,000	156,000
Tenet Healthcare Corp. 5.125% 11/01/27 (c)	155,000	159,216
West Street Merger Sub, Inc. 6.375% 9/01/25 (c)	145,000	147,870
		1,432,921
Home Builders — 0.0%
Mattamy Group Corp. 4.625% 3/01/30 (c)	120,000	121,512
Home Furnishing — 0.1%
Tempur Sealy International, Inc. 5.500% 6/15/26	238,000	247,032
Household Products & Wares — 0.0%
Kronos Acquisition Holdings, Inc. 9.000% 8/15/23 (c)	105,000	106,444
Insurance — 0.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750% 10/15/27 (c)	75,000	78,684
Athene Global Funding 3.000% 7/01/22 (c)	400,000	413,072
Equitable Holdings, Inc. 3.900% 4/20/23	385,000	413,923

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
GTCR AP Finance, Inc. 8.000% 5/15/27 (c)	$95,000	$100,225
Prudential Financial, Inc. 3.905% 12/07/47	185,000	205,811
Willis North America, Inc. 4.500% 9/15/28	360,000	428,044
		1,639,759
Internet — 0.4%
Baidu, Inc. 3.425% 4/07/30	200,000	219,919
Expedia, Inc. Co. 3.800% 2/15/28	275,000	277,706
JD.com, Inc. 3.375% 1/14/30	400,000	433,364
Tencent Holdings Ltd. 2.390% 6/03/30 (c)	300,000	305,049
Uber Technologies, Inc. 7.500% 9/15/27 (c)	90,000	96,300
		1,332,338
Investment Companies — 0.1%
Temasek Financial I Ltd. Co. 1.000% 10/06/30 (c) (f)	350,000	344,843
Iron & Steel — 0.2%
CSN Islands XII Corp. 7.000% (c) (e)	200,000	175,000
POSCO 2.375% 1/17/23 (c)	200,000	204,934
2.750% 7/15/24 (c)	200,000	209,352
		589,286
Leisure Time — 0.1%
Carnival Corp. 11.500% 4/01/23 (c)	30,000	33,619
Viking Cruises Ltd. 13.000% 5/15/25 (c)	30,000	34,725
5.875% 9/15/27 (c)	160,000	124,400
		192,744
Lodging — 0.1%
Boyd Gaming Corp. 4.750% 12/01/27	150,000	147,188
Hilton Domestic Operating Co., Inc. 5.375% 5/01/25 (c)	20,000	20,886
5.750% 5/01/28 (c)	20,000	21,075
MGM Resorts International 6.750% 5/01/25	135,000	141,484
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (c)	75,000	72,750
		403,383

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Construction & Mining — 0.0%
BWX Technologies, Inc. 4.125% 6/30/28 (c)	$50,000	$51,125
Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.750% 3/01/30 (c)	105,000	111,169
Cengage Learning, Inc. 9.500% 6/15/24 (c)	75,000	49,500
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	325,000	375,772
Comcast Corp. 1.500% 2/15/31	330,000	326,910
3.400% 4/01/30	195,000	225,003
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (c)	65,000	45,988
DISH DBS Corp. 5.875% 11/15/24	40,000	41,020
GCI LLC 4.750% 10/15/28 (c) (f)	90,000	91,126
Gray Escrow, Inc. 7.000% 5/15/27 (c)	145,000	157,200
iHeartCommunications, Inc. 8.375% 5/01/27	25,000	24,625
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (c)	65,000	68,275
Radiate Holdco LLC / Radiate Finance, Inc. 4.500% 9/15/26 (c)	75,000	74,984
Scripps Escrow, Inc. 5.875% 7/15/27 (c)	80,000	77,200
Sirius XM Radio, Inc. 4.125% 7/01/30 (c)	140,000	142,625
		1,811,397
Mining — 0.4%
Anglo American Capital PLC 4.500% 3/15/28 (c)	385,000	440,421
Arconic Corp. 6.125% 2/15/28 (c)	110,000	112,956
Freeport-McMoRan, Inc. 4.625% 8/01/30	100,000	105,145
Novelis Corp. 4.750% 1/30/30 (c)	50,000	49,111
Vedanta Resources Finance II PLC 9.250% 4/23/26 (c)	200,000	149,100
Vedanta Resources Ltd. 6.125% 8/09/24 (c)	600,000	422,728
		1,279,461
Miscellaneous - Manufacturing — 0.1%
Gates Global LLC / Gates Corp. 6.250% 1/15/26 (c)	65,000	67,001

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
General Electric Co. 5.875% 1/14/38	$225,000	$263,105
		330,106
Multi-National — 0.1%
Banco Latinoamericano de Comercio Exterior SA 2.375% 9/14/25 (c)	200,000	202,800
Oil & Gas — 1.7%
Apache Corp. 4.375% 10/15/28	60,000	54,900
4.625% 11/15/25	40,000	38,125
Canacol Energy Ltd. 7.250% 5/03/25 (c)	200,000	205,502
Cenovus Energy, Inc. 5.375% 7/15/25	65,000	62,558
CNOOC Finance 2015 USA LLC 3.750% 5/02/23	370,000	394,690
CNOOC Finance Ltd. 3.000% 5/09/23	200,000	209,594
Cosan Overseas Ltd. 8.250% (c) (e)	500,000	510,000
Delek & Avner Tamar Bond Ltd. 5.082% 12/30/23 (c)	100,000	101,711
5.412% 12/30/25 (c)	100,000	101,691
Diamondback Energy, Inc. 2.875% 12/01/24	59,000	59,738
EOG Resources, Inc. 4.375% 4/15/30	70,000	82,480
EQT Corp. 7.875% STEP 2/01/25	60,000	66,507
Exxon Mobil Corp. 2.610% 10/15/30	165,000	178,350
4.227% 3/19/40	190,000	232,471
Geopark Ltd. 6.500% 9/21/24 (c)	200,000	189,500
Gran Tierra Energy International Holdings Ltd. 6.250% 2/15/25 (c)	400,000	136,004
Gulfport Energy Corp. 6.375% 5/15/25	105,000	64,050
Hilcorp Energy I LP / Hilcorp Finance Co. 6.250% 11/01/28 (c)	100,000	91,000
Indigo Natural Resources LLC 6.875% 2/15/26 (c)	50,000	48,664
Marathon Petroleum Corp. 5.125% 12/15/26	360,000	417,364
Medco Bell Pte Ltd. 6.375% 1/30/27 (c)	200,000	172,000
MEG Energy Corp. 7.125% 2/01/27 (c)	155,000	139,009
Occidental Petroleum Corp. 3.500% 8/15/29	65,000	49,803
6.625% 9/01/30	60,000	55,350
8.000% 7/15/25	50,000	50,311
Parkland Corp. 5.875% 7/15/27 (c)	135,000	141,919
Petrobras Global Finance BV 7.250% 3/17/44	100,000	113,950

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Petronas Capital Ltd. 3.500% 4/21/30 (c)	$200,000	$223,516
Pioneer Natural Resources Co. 1.900% 8/15/30	245,000	229,791
PTTEP Treasury Center Co. Ltd. 2.587% 6/10/27 (c)	200,000	206,464
QEP Resources, Inc. 5.625% 3/01/26	165,000	93,637
Reliance Industries Ltd. 5.400% 2/14/22 (c)	500,000	526,801
Sinopec Group Overseas Development 2018 Ltd. 2.700% 5/13/30 (c)	350,000	368,062
Sunoco LP / Sunoco Finance Corp. 5.500% 2/15/26	130,000	129,837
6.000% 4/15/27	90,000	92,475
Transocean Poseidon Ltd. 6.875% 2/01/27 (c)	150,000	120,222
Transocean, Inc. 11.500% 1/30/27 (c)	36,000	14,767
WPX Energy, Inc. 4.500% 1/15/30	65,000	63,904
5.875% 6/15/28	60,000	62,700
		6,099,417
Oil & Gas Services — 0.1%
Halliburton Co. 2.920% 3/01/30	125,000	123,172
Schlumberger Investment SA 2.650% 6/26/30	110,000	111,048
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 9/01/27	185,000	183,450
		417,670
Packaging & Containers — 0.3%
CCL Industries, Inc. 3.050% 6/01/30 (c)	165,000	176,118
Flex Acquisition Co., Inc. 6.875% 1/15/25 (c)	90,000	89,945
Packaging Corp. of America 3.400% 12/15/27	215,000	240,149
Silgan Holdings, Inc. 4.125% 2/01/28	110,000	112,475
WRKCo, Inc. 3.750% 3/15/25	420,000	469,361
		1,088,048
Pharmaceuticals — 1.1%
AbbVie, Inc. 4.700% 5/14/45	260,000	320,138
Bausch Health Cos., Inc. 6.250% 2/15/29 (c)	170,000	174,855
Becton Dickinson and Co. 2.894% 6/06/22	610,000	631,600
Bristol-Myers Squibb Co. 4.350% 11/15/47	355,000	468,854

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cigna Corp. 3 mo. USD LIBOR + .890% 1.165% FRN 7/15/23	$205,000	$207,118
4.900% 12/15/48	265,000	343,973
CVS Health Corp. 5.050% 3/25/48	180,000	229,754
Eli Lilly and Co. 2.250% 5/15/50	488,000	459,814
Merck & Co., Inc. 3.400% 3/07/29	385,000	448,553
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	380,000	402,781
Upjohn, Inc. 1.650% 6/22/25 (c)	135,000	138,192
		3,825,632
Pipelines — 1.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.750% 3/01/27 (c)	54,000	44,685
Cheniere Energy Partners LP 5.250% 10/01/25	30,000	30,690
5.625% 10/01/26	95,000	98,800
CNPC Global Capital Ltd. 1.125% 6/23/23 (c)	200,000	199,844
1.350% 6/23/25 (c)	200,000	200,230
Enable Midstream Partners LP 4.400% 3/15/27	170,000	162,924
Energy Transfer Operating LP 4.750% 1/15/26	470,000	500,528
EQM Midstream Partners LP 6.500% 7/01/27 (c)	120,000	127,202
Fermaca Enterprises S de RL de CV 6.375% 3/30/38 (c)	211,835	226,663
GNL Quintero SA 4.634% 7/31/29 (c)	250,000	267,637
Hess Midstream Operations LP 5.125% 6/15/28 (c)	110,000	109,793
Kinder Morgan Energy Partners LP 6.950% 1/15/38	300,000	392,598
NuStar Logistics LP 6.375% 10/01/30	90,000	93,375
ONEOK, Inc. 3.400% 9/01/29	140,000	137,172
Peru LNG SRL 5.375% 3/22/30 (c)	250,000	191,485
Rattler Midstream LP 5.625% 7/15/25 (c)	55,000	55,413
Sabine Pass Liquefaction LLC 5.000% 3/15/27	220,000	248,146
Sunoco Logistics Partners Operations LP 3.900% 7/15/26	750,000	770,136
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.500% 3/01/30 (c)	100,000	100,105
Western Midstream Operating LP 4.100% STEP 2/01/25	75,000	71,438
		4,028,864

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate — 0.1%
Radiant Access Ltd. 4.600% (c) (e)	$200,000	$200,336
Realogy Group LLC / Realogy Co-Issuer Corp. 7.625% 6/15/25 (c)	35,000	36,663
		236,999
Real Estate Investment Trusts (REITS) — 0.9%
Alexandria Real Estate Equities, Inc. 4.000% 1/15/24	320,000	352,367
American Tower Corp. 3.600% 1/15/28	470,000	527,199
Boston Properties LP 3.400% 6/21/29	435,000	473,264
Crown Castle International Corp. 3.650% 9/01/27	460,000	514,729
3.700% 6/15/26	700,000	780,689
4.000% 3/01/27	225,000	255,661
Equinix, Inc. 1.800% 7/15/27	130,000	131,215
ESH Hospitality, Inc. 5.250% 5/01/25 (c)	70,000	70,700
Iron Mountain, Inc. 4.500% 2/15/31 (c)	60,000	60,564
National Retail Properties, Inc. 2.500% 4/15/30	115,000	114,049
Simon Property Group LP 2.450% 9/13/29	25,000	24,763
VICI Properties LP / VICI Note Co., Inc. 3.750% 2/15/27 (c)	15,000	14,749
4.125% 8/15/30 (c)	60,000	59,025
		3,378,974
Retail — 0.8%
Asbury Automotive Group, Inc. 4.500% 3/01/28 (c)	16,000	16,100
4.750% 3/01/30 (c)	16,000	16,120
Beacon Roofing Supply, Inc. 4.875% 11/01/25 (c)	160,000	156,800
Carvana Co. 8.875% 10/01/23 (c)	40,000	41,775
CK Hutchison International 20 Ltd. 2.500% 5/08/30 (c)	200,000	209,742
Costco Wholesale Corp. 1.750% 4/20/32	75,000	76,948
Dollar Tree, Inc. 4.000% 5/15/25	375,000	423,063
Golden Nugget, Inc. 6.750% 10/15/24 (c)	175,000	146,125
Group 1 Automotive, Inc. 4.000% 8/15/28 (c)	25,000	24,563
The Home Depot, Inc. 3.900% 6/15/47	220,000	271,622
IRB Holding Corp. 6.750% 2/15/26 (c)	120,000	120,000
7.000% 6/15/25 (c)	60,000	63,975

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
McDonald's Corp. 3.600% 7/01/30	$205,000	$239,049
4.450% 3/01/47	190,000	236,943
PetSmart, Inc. 5.875% 6/01/25 (c)	39,000	39,920
7.125% 3/15/23 (c)	75,000	75,656
Staples, Inc. 7.500% 4/15/26 (c)	115,000	106,278
Target Corp. 3.375% 4/15/29	405,000	470,893
Yum! Brands, Inc. 3.625% 3/15/31	135,000	135,000
		2,870,572
Semiconductors — 0.5%
Broadcom, Inc. 3.150% 11/15/25	345,000	373,679
Lam Research Corp. 2.875% 6/15/50	185,000	191,251
Marvell Technology Group Ltd. 4.200% 6/22/23	385,000	415,666
Micron Technology, Inc. 2.497% 4/24/23	190,000	197,306
NXP BV / NXP Funding LLC / NXP USA, Inc. 3.875% 6/18/26 (c)	190,000	212,856
Texas Instruments, Inc. 1.750% 5/04/30	105,000	108,305
Xilinx, Inc. 2.375% 6/01/30	220,000	230,954
		1,730,017
Software — 0.1%
Activision Blizzard, Inc. 1.350% 9/15/30	100,000	97,754
BY Crown Parent LLC / BY Bond Finance, Inc. 4.250% 1/31/26 (c)	50,000	50,906
Oracle Corp. 3.850% 4/01/60	265,000	312,837
		461,497
Telecommunications — 1.0%
AT&T, Inc. 3.500% 9/15/53 (c)	729,000	704,815
Avaya, Inc. 6.125% 9/15/28 (c)	80,000	81,568
CenturyLink, Inc. 4.000% 2/15/27 (c)	85,000	86,352
5.125% 12/15/26 (c)	105,000	107,876
Corning, Inc. 4.375% 11/15/57	180,000	217,947
Digicel Group 0.5 Ltd. 7.000% (c) (e)	76,581	9,190
8.000% 4/01/25 (c)	51,222	17,928
Front Range BidCo, Inc. 4.000% 3/01/27 (c)	90,000	88,580
6.125% 3/01/28 (c)	50,000	51,610

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Frontier Communications Corp. 8.000% 4/01/27 (c) (d)	$105,000	$104,637
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc. 9.875% 5/01/24 (c)	75,000	80,175
GTT Communications, Inc. 7.875% 12/31/24 (c)	50,000	25,750
Intelsat Jackson Holdings SA 8.500% 10/15/24 (c) (d)	85,000	54,825
Level 3 Financing, Inc. 4.250% 7/01/28 (c)	165,000	167,528
Ooredoo International Finance Ltd. 3.250% 2/21/23 (c)	400,000	417,840
T-Mobile USA, Inc. 1.500% 2/15/26 (c)	50,000	50,386
2.550% 2/15/31 (c)	500,000	517,305
3.500% 4/15/25 (c)	220,000	241,406
Telesat Canada/telesat L 6.500% 10/15/27 (c)	40,000	40,288
Verizon Communications, Inc. 4.400% 11/01/34	485,000	604,637
		3,670,643
Toys, Games & Hobbies — 0.1%
Hasbro, Inc. 3.500% 9/15/27	250,000	260,213
Transportation — 0.6%
Burlington Northern Santa Fe LLC 3.050% 2/15/51	215,000	236,765
CSX Corp. 3.800% 11/01/46	400,000	466,102
Empresa de Transporte de Pasajeros Metro SA 5.000% 1/25/47 (c)	750,000	935,625
FedEx Corp. 4.750% 11/15/45	195,000	241,268
Fideicomiso PA Pacifico Tres 8.250% 1/15/35 (c)	200,000	232,000
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. 6.500% 6/20/27 (c)	100,000	104,125
		2,215,885
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.200% 4/01/27 (c)	225,000	252,280
Water — 0.1%
Essential Utilities, Inc. 2.704% 4/15/30	220,000	235,398

TOTAL CORPORATE DEBT (Cost $85,991,624)		89,062,627

Municipal Obligations — 0.1%
Missouri Highway & Transportation Commission, Revenue Bonds 5.063% 5/01/24	135,000	152,292

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
State of California BAB, General Obligation 7.550% 4/01/39	$190,000	$332,428
		484,720

TOTAL MUNICIPAL OBLIGATIONS (Cost $428,519)		484,720

Non-U.S. Government Agency Obligations — 24.7%
Commercial Mortgage-Backed Securities — 6.8%
BANK Series 2020-BN28, Class AS, 2.140% 3/15/63	380,000	390,221
Series 2018-BN10, Class C, 4.163% VRN 2/15/61 (g)	310,000	308,281
Benchmark Mortgage Trust Series 2020-B19, Class AS, 2.148% 9/15/53	380,000	390,859
Series 2020-B18, Class C, 3.772% VRN 7/15/53 (g)	354,000	376,399
Series 2020-B18, Class AGNF, 4.139% 7/15/53 (c)	378,000	378,361
BFLD 2019-DPLO, Series 2019-DPLO, Class E, 1 mo. USD LIBOR + 2.240% 2.392% FRN 10/15/34 (c)	491,000	427,509
BX Trust, Series 2019-OC11, Class E, 4.076% VRN 12/09/41 (c) (g)	391,000	355,870
BXMT Ltd., Series 2020-FL2, Class A, 1 mo. USD LIBOR + .900% 1.051% FRN 2/16/37 (c)	312,000	306,554
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA, 1.162% VRN 1/10/48 (g)	5,585,728	243,880
CHT Mortgage Trust Series 2017-CSMO, Class B, 1 mo. USD LIBOR + 1.400% 1.552% FRN 11/15/36 (c)	298,000	287,301
Series 2017-CSMO, Class E, 1 mo. USD LIBOR + 3.000% 3.152% FRN 11/15/36 (c)	273,000	255,261
Series 2017-CSMO, Class F, 1 mo. USD LIBOR + 3.741% 3.894% FRN 11/15/36 (c)	320,000	295,218
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class D, 2.850% 2/10/49 (c)	201,000	124,465
Series 2019-GC41, Class B, 3.199% 8/10/56	377,000	404,212
Series 2017-C4, Class B, 4.096% VRN 10/12/50 (g)	340,000	363,451
Series 2015-GC31, Class C, 4.190% VRN 6/10/48 (g)	700,000	673,347
COMM Mortgage Trust Series 2012-CR4, Class D, 4.745% VRN 10/15/45 (c) (g)	738,000	132,840
Series 2015-LC23, Class C, 4.791% VRN 10/10/48 (g)	470,000	461,630
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class C, 4.794% VRN 2/10/49 (g)	465,000	464,059
CSAIL Commercial Mortgage Trust Series 2015-C1, Class XA, 0.976% VRN 4/15/50 (g)	8,278,785	242,973
Series 2020-C19, Class XA, 1.245% VRN 3/15/53 (g)	3,778,722	319,500
Series 2020-C19, Class C, 3.735% VRN 3/15/53 (g)	332,000	317,433
Series 2019-C16, Class B, 3.885% 6/15/52	334,000	360,271
Series 2016-C6, Class B, 3.924% VRN 1/15/49 (g)	298,000	323,975
Series 2015-C4, Class C, 4.709% VRN 11/15/48 (g)	427,000	452,455
Series 2018-C14, Class C, 5.054% VRN 11/15/51 (g)	405,000	429,091
Series 2016-C6, Class C, 5.088% VRN 1/15/49 (g)	378,000	393,993
DBGS Mortgage Trust, Series 2018-5BP, Class F, 1 mo. USD LIBOR + 2.450% 2.602% FRN 6/15/33 (c)	550,000	499,709
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class E, 4.095% VRN 12/10/36 (c) (g)	262,000	245,980
Series 2019-FBLU, Class G, 4.095% VRN 12/10/36 (c) (g)	236,000	202,926

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
FREMF Mortgage Trust, Series 2019-K102, Class B, 3.652% VRN 12/25/51 (c) (g)	$298,000	$325,576
GS Mortgage Securities Corp. Trust Series 2018-RIVR, Class C, 1 mo. USD LIBOR + 1.250% 1.402% FRN 7/15/35 (c)	329,000	305,247
Series 2019-SOHO, Class E, 1 mo. USD LIBOR + 1.875% 2.027% FRN 6/15/36 (c)	318,000	298,278
GS Mortgage Securities Trust Series 2015-GS1, Class XA, 0.915% VRN 11/10/48 (g)	7,883,131	264,779
Series 2013-GC10, Class XA, 1.639% VRN 2/10/46 (g)	4,427,685	135,146
Series 2014-GC26, Class D, 4.662% VRN 11/10/47 (c) (g)	1,258,000	757,814
Series 2016-GS2, Class C, 4.677% VRN 5/10/49 (g)	340,000	357,994
GSCG Trust, Series 2019-600C, Class E, 4.118% VRN 9/06/34 (c) (g)	497,000	467,145
HPLY Trust, Series 2019-HIT, Class F, 1 mo. USD LIBOR + 3.150% 3.302% FRN 11/15/36 (c)	412,255	358,943
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class XA, 1.191% VRN 1/15/49 (g)	4,998,818	152,211
Series 2016-JP2, Class B, 3.460% 8/15/49	174,000	177,668
JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class XA, 0.653% VRN 7/15/48 (g)	9,396,509	197,899
Series 2015-C29, Class XA, 0.834% VRN 5/15/48 (g)	7,836,148	197,027
Series 2014-C25, Class XA, 0.998% VRN 11/15/47 (g)	4,163,829	117,586
Series 2015-C28, Class XA, 1.110% VRN 10/15/48 (g)	6,746,970	224,341
Series 2015-C27, Class D, 3.945% VRN 2/15/48 (c) (g)	704,000	546,907
Series 2015-C28, Class B, 3.986% 10/15/48	340,000	350,579
Series 2015-C29, Class C, 4.352% VRN 5/15/48 (g)	325,000	303,062
Series 2015-C33, Class C, 4.765% VRN 12/15/48 (g)	527,000	499,098
Series 2015-C32, Class C, 4.804% VRN 11/15/48 (g)	87,000	79,931
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class C, 3.851% VRN 5/13/53 (g)	327,000	339,965
MF1 Ltd., Series 2020-FL3, Class AS, 1 mo. USD LIBOR + 2.850% 3.002% FRN 7/15/35 (c)	318,000	320,995
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class D, 3.237% VRN 12/15/47 (c) (g)	504,000	322,490
Series 2015-C23, Class C, 4.289% VRN 7/15/50 (g)	650,000	602,560
Series 2015-C27, Class C, 4.675% VRN 12/15/47 (g)	351,000	323,694
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA, 1.029% VRN 12/15/48 (g)	6,253,784	235,203
MSCG Trust, Series 2018-SELF, Class F, 1 mo. USD LIBOR + 3.050% 3.202% FRN 10/15/37 (c)	413,000	372,892
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 1 mo. USD LIBOR + 2.200% 2.362% FRN 6/15/35 (c)	368,000	334,686
One Market Plaza Trust, Series 2017-1MKT, Class E 4.142% 2/10/32 (c)	381,000	387,688
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA, 2.125% VRN 10/10/48 (g)	3,822,488	257,441
UBS Commercial Mortgage Trust Series 2017-C2, Class B, 3.993% VRN 8/15/50 (g)	332,000	354,020
Series 2017-C1, Class B, 4.036% 6/15/50	328,000	339,192
Series 2017-C6, Class B, 4.154% VRN 12/15/50 (g)	340,000	356,757
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class XA, 0.808% VRN 7/15/58 (g)	10,216,900	271,630
Series 2015-P2, Class XA, 1.076% VRN 12/15/48 (g)	5,089,318	175,058
Series 2019-C53, Class XA, 1.154% VRN 10/15/52 (g)	4,354,169	305,752
Series 2020-C57, Class XA, 2.238% VRN 8/15/53 (g)	2,238,651	357,379
Series 2016-C35, Class B, 3.438% 7/15/48	328,000	335,171

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2014-LC16, Class D, 3.938% 8/15/50 (c)	$169,000	$89,530
Series 2019-C50, Class B, 4.192% 5/15/52	409,000	430,352
Series 2019-C50, Class C, 4.345% 5/15/52	409,000	375,588
Series 2016-C37, Class C, 4.639% VRN 12/15/49 (g)	376,000	382,335
Series 2015-NXS4, Class C, 4.820% VRN 12/15/48 (g)	421,000	433,866
		24,249,499
Home Equity Asset-Backed Securities — 1.5%
GSAA Home Equity Trust, Series 2007-10, Class A2A 6.500% 11/25/37	3,847,264	2,666,370
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE6, Class A2C, 1 mo. USD LIBOR + .150% 0.298% FRN 9/25/36	5,876,761	2,683,196
		5,349,566
Other Asset-Backed Securities — 9.1%
AASET US Ltd., Series 2018-1A, Class A 3.844% 1/16/38 (c)	513,749	474,600
ALM R Ltd., Series 2013-7RA, Class CR, 3 mo. USD LIBOR + 4.040% 4.315% FRN 10/15/28 (c)	1,000,000	1,000,017
ANCHORAGE CAPITAL CLO 13 LLC, Series 2019-13A, Class B, 3 mo. USD LIBOR + 2.000% 2.275% FRN 4/15/32 (c)	500,000	499,082
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.682% STEP 12/16/41 (c)	770,833	503,145
BlueMountain CLO Ltd. Series 2015-3A, Class CR, 3 mo. USD LIBOR + 2.600% 2.872% FRN 4/20/31 (c)	1,000,000	863,524
Series 2013-1A, Class CR, 3 mo. USD LIBOR + 4.150% 4.422% FRN 1/20/29 (c)	1,000,000	911,785
CLI Funding LLC Series 2014-2A, Class A, 3.380% 10/18/29 (c)	263,330	263,356
Series 2019-1A, Class A, 3.710% 5/18/44 (c)	433,790	441,591
Dryden 40 Senior Loan Fund, Series 2015-40A, Class DR, 3 mo. USD LIBOR + 3.100% 3.380% FRN 8/15/31 (c)	500,000	478,479
Gilbert Park CLO Ltd. Series 2017-1A, Class D, 3 mo. USD LIBOR + 2.950% 3.225% FRN 10/15/30 (c)	500,000	482,499
Series 2017-1A, Class E, 3 mo. USD LIBOR + 6.400% 6.675% FRN 10/15/30 (c)	1,000,000	920,216
Global SC Finance SRL, Series 2014-1A, Class A1 3.190% 7/17/29 (c)	272,167	270,741
Grippen Park CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.300% 3.572% FRN 1/20/30 (c)	1,000,000	973,017
Helios Issuer LLC Series 2020-AA, Class A, 2.980% 6/20/47 (c)	473,814	491,044
Series 2017-1A, Class A, 4.940% 9/20/49 (c)	211,236	224,863
Hero Funding Trust, Series 2016-4A, Class A2 4.290% 9/20/47 (c)	205,670	216,093
Highbridge Loan Management Ltd., Series 13A-18, Class D, 3 mo. USD LIBOR + 3.000% 3.275% FRN 10/15/30 (c)	500,000	456,435
Invitation Homes Trust Series 2018-SFR1, Class C, 1 mo. USD LIBOR + 1.250% 1.401% FRN 3/17/37 (c)	1,145,000	1,145,681

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-SFR1, Class D, 1 mo. USD LIBOR + 1.450% 1.601% FRN 3/17/37 (c)	$750,000	$749,108
JOL Air Ltd., Series 2019-1, Class A 3.967% 4/15/44 (c)	447,332	424,175
Long Beach Mortgage Loan Trust, Series 2006-7, Class 1A, 1 mo. USD LIBOR + .155% 0.303% FRN 8/25/36	3,195,147	2,088,384
MACH 1 Cayman Ltd., Series 2019-1, Class A 3.474% 10/15/39 (c)	464,193	422,214
Madison Park Funding Ltd., Series 2014-14A, Class DRR, 3 mo. USD LIBOR + 2.950% 3.208% FRN 10/22/30 (c)	500,000	462,498
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class A2C, 1 mo. USD LIBOR + .150% 0.298% FRN 8/25/37	1,940,758	1,861,927
Mosaic Solar Loans LLC Series 2020-1A, Class A, 2.100% 4/20/46 (c)	475,127	480,467
Series 2020-2A, Class B, 2.210% 8/20/46 (f)	500,000	492,826
Series 2017-1A, Class A, 4.450% 6/20/42 (c)	395,592	424,633
Newark BSL CLO 2 Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.650% 3.895% FRN 7/25/30 (c)	500,000	493,041
Oak Hill Credit Partners Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 3.050% 3.322% FRN 10/20/30 (c)	500,000	471,285
Octagon Investment Partners Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.500% 3.772% FRN 3/17/30 (c)	1,000,000	947,872
Primose Funding LLC, Series 2019-1A, Class A2 4.475% 7/30/49 (c)	992,500	1,027,079
Sprite Ltd., Series 2017-1, Class A 4.250% 12/15/37 (c)	322,873	293,773
START Ireland, Series 2019-1, Class A 4.089% 3/15/44 (c)	329,827	307,452
Sunrun Atlas Issuer 2019-2 LLC, Series 2019-2, Class A 3.610% 2/01/55 (c)	737,161	772,420
Symphony CLO Ltd., Series 2015-16A, Class DR, 3 mo. USD LIBOR + 3.050% 3.325% FRN 10/15/31 (c)	500,000	470,183
Taco Bell Funding LLC, Series 2018-1A, Class A2I 4.318% 11/25/48 (c)	982,500	1,003,377
Textainer Marine Containers VII Ltd., Series 2019-1A, Class A 3.960% 4/20/44 (c)	443,333	443,333
Textainer Marine Containers VIII Ltd., Series 2020-2A, Class A 2.100% 9/20/45 (c)	500,000	499,917
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, 3 mo. USD LIBOR + 3.400% 3.672% FRN 10/20/26 (c)	1,000,000	995,365
Thunderbolt Aircraft Lease Ltd. Series 2018-A, Class A, 4.147% STEP 9/15/38 (c)	442,900	416,372
Series 2017-A, Class A, 4.212% STEP 5/17/32 (c)	864,559	814,627
TPG Real Estate Finance Issuer Ltd., Series 2018-FL2, Class AS, 1 mo. USD LIBOR + 1.450% 1.601% FRN 11/15/37 (c)	314,000	309,122
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 2.709% 8/15/47 (c)	138,172	138,295
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2 4.072% 2/16/43 (c)	730,625	755,765

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vantage Data Centers LLC, Series 2020-2A, Class A2 1.992% 9/15/45 (c) (f)	$375,000	$375,172
VB-S1 Issuer LLC, Series 2020-1A, Class C2 3.031% 6/15/50 (c)	500,000	520,490
Vericrest Opportunity Loan Trust, Series 2019-NPL2, Class A1, 3.967% STEP 2/25/49 (c)	848,125	854,438
VOLT LXXXVII LLC, Series 2020-NPL3, Class A1A, 2.981% STEP 2/25/50 (c)	562,728	562,728
Westcott Park CLO Ltd., Series 2016-1A, Class DR, 3 mo. USD LIBOR + 3.250% 3.522% FRN 7/20/28 (c)	500,000	488,333
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (c)	781,267	658,953
Wind River CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.750% 4.022% FRN 4/18/29 (c)	1,000,000	962,726
		32,604,518
Student Loans Asset-Backed Securities — 0.3%
College Avenue Student Loans LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200% 1.348% FRN 12/26/47 (c)	362,972	359,355
SoFi Professional Loan Program LLC Series 2017-D, Class BFX, 3.610% 9/25/40 (c)	350,000	347,436
Series 2018-B, Class BFX, 3.830% 8/25/47 (c)	500,000	480,640
		1,187,431
Whole Loan Collateral Collateralized Mortgage Obligations — 6.6%
CIM Trust, Series 2017-6, Class A1, 3.015% VRN 6/25/57 (c) (g)	1,759,989	1,748,777
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A, 3.969% VRN 4/25/37 (g)	1,227,391	1,142,688
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 1A5 5.500% 4/25/36	2,030,827	2,043,098
Countrywide Alternative Loan Trust Series 2006-13T1, Class A11, 6.000% 5/25/36	1,983,305	1,429,797
Series 2006-36T2, Class 2A1, 6.250% 12/25/36	3,447,817	2,330,562
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-HYB2, Class 3A1, 3.360% VRN 2/25/47 (g)	1,230,360	1,096,841
Series 2007-14, Class A6, 6.000% 9/25/37	1,535,313	1,236,310
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD LIBOR + .170% 0.326% FRN 12/19/36	977,857	884,717
IndyMac INDX Mortgage Loan Trust, Series 2007-AR5, Class 2A1, 3.398% VRN 5/25/37 (g)	2,434,559	2,175,024
Lehman XS Trust, Series 2007-12N, Class 1A3A, 1 mo. LIBOR + .200% 0.348% FRN 7/25/47	2,761,335	2,548,259
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1, 3.208% VRN 7/25/35 (g)	442,742	415,384
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 3.526% VRN 2/25/36 (g)	2,212,291	1,914,494
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3, 6.500% VRN 10/26/37 (c) (g)	956,696	706,568
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD LIBOR + .600% 6.000% FRN 4/25/37	282,390	269,391
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2, 3.200% VRN 10/25/37 (g)	958,988	854,273

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAC3, 1 mo. LIBOR +0.000% 11.628% VRN 2/25/38 (c)	$2,222,178	$1,709,832
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5, 6.350% STEP 5/25/36	1,008,439	954,933
		23,460,948
Whole Loan Collateral Planned Amortization Classes — 0.4%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15 6.000% 8/25/36	1,808,264	1,496,102

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $93,949,071)		88,348,064

Sovereign Debt Obligations — 1.1%
Abu Dhabi Government International Bond 0.750% 9/02/23 (c)	200,000	199,750
3.125% 4/16/30 (c)	200,000	223,576
Indonesia Government International Bond 3.375% 4/15/23 (c)	200,000	210,908
Korea Electric Power Corp. 1.125% 6/15/25 (c)	200,000	201,028
Mexico Government International Bond 3.750% 1/11/28	535,000	575,933
4.150% 3/28/27	343,000	381,588
Panama Government International Bond 3.750% 3/16/25	200,000	218,302
4.000% 9/22/24	200,000	218,702
Perusahaan Penerbit SBSN Indonesia 4.150% 3/29/27 (c)	200,000	224,802
Peruvian Government International Bond 2.392% 1/23/26	100,000	104,901
2.783% 1/23/31	300,000	324,150
Qatar Government International Bond 3.375% 3/14/24 (c)	400,000	430,632
3.875% 4/23/23 (c)	200,000	214,600
Saudi Government International Bond 2.375% 10/26/21 (c)	200,000	203,251
2.900% 10/22/25 (c)	250,000	267,001
		3,999,124

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,815,566)		3,999,124

U.S. Government Agency Obligations and Instrumentalities — 18.7%
Collateralized Mortgage Obligations — 10.4%
Federal Home Loan Mortgage Corp 3.500% 7/15/49	3,238,429	3,454,575
Federal Home Loan Mortgage Corp. REMICS Series 4934, Class P, 2.500% 11/15/40	2,360,016	2,505,060
Series 4093, Class PA, 3.000% 8/15/42	3,089,572	3,207,139
Series 4481, Class B, 3.000% 12/15/42	4,071,049	4,196,226
Series 4483, Class CA, 3.000% 6/15/44	4,321,284	4,547,708
Series 4750, Class PA, 3.000% 7/15/46	1,572,961	1,621,083
Federal Home Loan Mortgage Corp. STRIPS Series 355, Class 300, 3.000% 8/15/47	2,555,432	2,750,500

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 358, Class 300, 3.000% 10/15/47	$2,256,279	$2,429,644
Federal National Mortgage Association REMICS Series 2018-21, Class PO, 0.010% 4/25/48	2,299,558	2,153,496
Series 2015-9, Class HA, 3.000% 1/25/45	607,248	650,992
Government National Mortgage Association Series 2015-74, Class LZ, 3.500% 5/20/45	3,451,120	3,704,497
Series 2015-92, Class CZ, 3.500% 6/20/45	5,491,254	5,972,567
		37,193,487
Pass-Through Securities — 7.5%
Federal Home Loan Mortgage Corp. Pool #RE6066 2.000% 10/01/50 (f)	7,000,000	7,170,910
Pool #BL5484 2.260% 1/01/30	3,000,000	3,329,314
Pool #G08520 2.500% 1/01/43	987,180	1,044,090
Pool #SB0048 3.000% 8/01/34	2,142,192	2,275,412
Pool #G08632 3.500% 3/01/45	1,712,866	1,843,572
Federal National Mortgage Association Pool #MA4158 2.000% 10/01/50	4,000,000	4,137,663
Pool #BP5817 2.500% 5/01/50	2,933,491	3,076,776
Pool #MA2248 3.000% 4/01/45	1,390,897	1,440,462
Pool #AS7661 3.000% 8/01/46	925,153	958,121
Pool #AX2501 4.000% 10/01/44	1,456,098	1,597,841
		26,874,161
Whole Loans — 0.8%
Federal Home Loan Mortgage Corp. SCRT Series 2018-2, Class HV 3.000% VRN 11/25/57(g)	2,782,757	3,015,189

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $63,198,952)		67,082,837

U.S. Treasury Obligations — 25.8%
U.S. Treasury Bonds & Notes — 25.8%
U.S. Treasury Bond 1.125% 8/15/40	3,150,000	3,097,308
1.375% 8/15/50	2,450,000	2,404,343
2.750% 11/15/42	300,000	384,761
2.750% 11/15/47	2,720,000	3,541,755
3.125% 2/15/43	2,590,000	3,514,267
3.625% 8/15/43	2,430,000	3,548,340
U.S. Treasury Note 0.125% 9/30/22	4,780,000	4,779,998
0.125% 9/15/23	7,150,000	7,143,821
0.250% 9/30/25	7,960,000	7,951,826
0.375% 9/30/27	11,830,000	11,756,165
0.625% 8/15/30	4,370,000	4,348,315
1.625% 10/31/26	3,980,000	4,278,562
1.625% 8/15/29	3,600,000	3,920,759
1.750% 11/30/21	5,460,000	5,562,254
2.125% 9/30/24	4,070,000	4,379,982
2.250% 10/31/24	4,325,000	4,681,753
2.250% 3/31/26	3,340,000	3,690,741
2.250% 8/15/27	725,000	813,453
2.250% 11/15/27	4,060,000	4,566,259
2.625% 1/31/26	660,000	740,928
2.750% 2/28/25	2,480,000	2,753,502

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.000% 9/30/25	$3,980,000	$4,517,286
		92,376,378
TOTAL U.S. TREASURY OBLIGATIONS (Cost $88,599,664)		92,376,378

TOTAL BONDS & NOTES (Cost $348,847,793)		354,013,833

TOTAL LONG-TERM INVESTMENTS (Cost $348,847,793)		354,013,833

Short-Term Investments — 3.2%

Repurchase Agreement — 2.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (h)	9,556,271	9,556,271

U.S. Treasury Bill — 0.5%
U.S. Treasury Bill 0.000% 11/05/20	90,000	89,992
0.000% 11/27/20	1,680,000	1,679,747
		1,769,739

TOTAL SHORT-TERM INVESTMENTS (Cost $11,325,720)		11,326,010

TOTAL INVESTMENTS — 102.0% (Cost $360,173,513) (i)		365,339,843

Less Unfunded Loan Commitments (0.00)%		(23,306)

NET INVESTMENTS — 102.0% (Cost $360,150,207)		365,316,537

Other Assets/(Liabilities) — (2.0)%		(7,289,020)

NET ASSETS — 100.0%		$358,027,517

Abbreviation Legend

BAB	Build America Bonds
CLO	Collateralized Loan Obligation
DIP	Debtor In Possession
FRN	Floating Rate Note
PO	Principal Only
REMICS	Real Estate Mortgage Investment Conduits
SCRT	Seasoned Credit Risk Transfer
STEP	Step Up Bond
STRIPS	Separate Trading of Registered Interest and Principal of Securities
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at September 30, 2020 where the rate will be determined at time of settlement.
(b)	Unfunded or partially unfunded loan commitments.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2020, the aggregate market value of these securities amounted to $85,241,033 or 23.81% of net assets.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2020, these securities amounted to a value of $344,462 or 0.10% of net assets.
(e)	Security is perpetual and has no stated maturity date.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2020.
(h)	Maturity value of $9,556,271. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $9,747,491.
(i)	See Note 3 for aggregate cost for federal tax purposes.

Currency Legend

USD	U.S. Dollar

MML Equity Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.0%

Common Stock — 97.9%
Basic Materials — 3.1%
Chemicals — 2.2%
Air Liquide SA	1,270	$201,528
Albemarle Corp.	6,300	562,464
Celanese Corp.	7,100	762,895
DuPont de Nemours, Inc.	18,300	1,015,284
Eastman Chemical Co.	8,000	624,960
FMC Corp.	7,700	815,507
Huntsman Corp.	11,500	255,415
Linde PLC	22,933	5,461,035
LyondellBasell Industries NV Class A	23,000	1,621,270
The Mosaic Co.	12,100	221,067
PPG Industries, Inc.	27,766	3,389,673
		14,931,098
Forest Products & Paper — 0.5%
International Paper Co.	86,566	3,509,386
Iron & Steel — 0.2%
Nucor Corp.	18,000	807,480
Reliance Steel & Aluminum Co.	4,000	408,160
Steel Dynamics, Inc.	12,700	363,601
		1,579,241
Mining — 0.2%
Freeport-McMoRan, Inc.	82,700	1,293,428
		21,313,153
Communications — 10.1%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	19,300	321,731
Omnicom Group, Inc.	12,900	638,550
		960,281
Internet — 2.2%
Alphabet, Inc. Class C (a)	6,511	9,568,566
Booking Holdings, Inc. (a)	12	20,528
CDW Corp.	4,600	549,838
E*TRADE Financial Corp.	48,118	2,408,306
eBay, Inc.	48,000	2,500,800
Facebook, Inc. Class A (a)	200	52,380
		15,100,418

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 2.2%
Comcast Corp. Class A	267,000	$12,351,420
Discovery, Inc. Class A (a) (b)	9,100	198,107
Fox Corp. Class A	19,000	528,770
The Walt Disney Co.	19,079	2,367,322
		15,445,619
Telecommunications — 5.5%
AT&T, Inc.	406,600	11,592,166
Ciena Corp. (a)	5,000	198,450
Cisco Systems, Inc.	240,800	9,485,112
Corning, Inc.	42,100	1,364,461
Juniper Networks, Inc.	19,800	425,700
Motorola Solutions, Inc.	4,824	756,451
Verizon Communications, Inc.	244,200	14,527,458
		38,349,798
		69,856,116
Consumer, Cyclical — 5.9%
Apparel — 0.1%
Deckers Outdoor Corp. (a)	600	132,006
Hanesbrands, Inc.	11,200	176,400
Skechers U.S.A., Inc. Class A (a)	7,900	238,738
		547,144
Auto Manufacturers — 1.2%
Cummins, Inc.	12,800	2,702,848
Ford Motor Co.	118,600	789,876
General Motors Co.	109,047	3,226,701
PACCAR, Inc.	20,500	1,748,240
		8,467,665
Auto Parts & Equipment — 0.3%
BorgWarner, Inc.	12,200	472,628
Gentex Corp.	14,100	363,075
Lear Corp.	3,400	370,770
Magna International, Inc.	19,080	872,910
		2,079,383
Distribution & Wholesale — 0.3%
HD Supply Holdings, Inc. (a)	8,800	362,912
LKQ Corp. (a)	18,200	504,686
W.W. Grainger, Inc.	3,300	1,177,341
		2,044,939
Home Builders — 0.8%
D.R. Horton, Inc.	21,900	1,656,297
Lennar Corp. Class A	38,000	3,103,840
PulteGroup, Inc.	15,400	712,866
Toll Brothers, Inc.	4,000	194,640
		5,667,643

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 0.1%
Whirlpool Corp.	3,900	$717,171
Housewares — 0.0%
Newell Brands, Inc.	13,600	233,376
Leisure Time — 0.0%
Brunswick Corp.	4,300	253,313
Lodging — 0.7%
Hilton Worldwide Holdings, Inc.	23,300	1,987,956
Marriott International, Inc. Class A	16,938	1,568,120
MGM Resorts International	42,455	923,396
		4,479,472
Retail — 2.4%
Advance Auto Parts, Inc.	3,900	598,650
AutoZone, Inc. (a)	1,500	1,766,460
Best Buy Co., Inc.	15,400	1,713,866
Dollar Tree, Inc. (a)	7,600	694,184
Genuine Parts Co.	8,600	818,462
The Home Depot, Inc.	2,600	722,046
McDonald's Corp.	16,826	3,693,139
O'Reilly Automotive, Inc. (a)	1,989	917,088
Ross Stores, Inc.	12,557	1,171,819
The TJX Cos., Inc.	19,400	1,079,610
Williams-Sonoma, Inc.	4,500	406,980
Yum! Brands, Inc.	29,482	2,691,707
		16,274,011
		40,764,117
Consumer, Non-cyclical — 21.4%
Agriculture — 1.5%
Archer-Daniels-Midland Co.	32,900	1,529,521
Bunge Ltd.	4,500	205,650
Darling Ingredients, Inc. (a)	5,200	187,356
Philip Morris International, Inc.	115,722	8,677,993
		10,600,520
Beverages — 0.2%
The Coca-Cola Co.	18,300	903,471
PepsiCo, Inc.	900	124,740
		1,028,211
Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (a)	12,600	1,441,818
Amgen, Inc.	35,200	8,946,432
Bio-Rad Laboratories, Inc. Class A (a)	1,500	773,190
Biogen, Inc. (a)	11,400	3,233,952
Corteva, Inc.	24,100	694,321
Gilead Sciences, Inc.	75,000	4,739,250
		19,828,963

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 0.5%
AMERCO	1,300	$462,774
ManpowerGroup, Inc.	3,600	263,988
Quanta Services, Inc.	8,500	449,310
Robert Half International, Inc.	6,500	344,110
United Rentals, Inc. (a)	12,700	2,216,150
		3,736,332
Foods — 1.4%
Conagra Brands, Inc.	28,800	1,028,448
Ingredion, Inc.	4,100	310,288
The J.M. Smucker Co.	6,500	750,880
Kellogg Co.	20,300	1,311,177
The Kraft Heinz Co.	69,500	2,081,525
The Kroger Co.	24,900	844,359
Tyson Foods, Inc. Class A	61,737	3,672,117
		9,998,794
Health Care – Products — 3.3%
Boston Scientific Corp. (a)	67,600	2,582,996
Danaher Corp.	44,018	9,478,396
Henry Schein, Inc. (a)	8,700	511,386
Medtronic PLC	17,214	1,788,879
Stryker Corp.	10,093	2,103,078
Thermo Fisher Scientific, Inc.	12,606	5,565,801
Zimmer Biomet Holdings, Inc.	5,564	757,483
		22,788,019
Health Care – Services — 4.1%
Anthem, Inc.	22,347	6,002,181
DaVita, Inc. (a)	8,200	702,330
HCA Healthcare, Inc.	47,004	5,860,459
Humana, Inc.	4,200	1,738,338
Laboratory Corp. of America Holdings (a)	5,700	1,073,139
Molina Healthcare, Inc. (a)	3,300	604,032
Quest Diagnostics, Inc.	8,000	915,920
UnitedHealth Group, Inc.	36,112	11,258,638
Universal Health Services, Inc. Class B	1,700	181,934
		28,336,971
Household Products & Wares — 0.3%
Avery Dennison Corp.	4,600	588,064
Kimberly-Clark Corp.	11,000	1,624,260
		2,212,324
Pharmaceuticals — 7.2%
AbbVie, Inc.	33,376	2,923,404
AmerisourceBergen Corp.	12,200	1,182,424
Bausch Health Cos., Inc. (a)	52,231	811,670
Becton Dickinson and Co.	3,827	890,466
Cardinal Health, Inc.	17,300	812,235
Cigna Corp.	20,400	3,455,964
CVS Health Corp.	897	52,385
Elanco Animal Health, Inc. (a)	31,942	892,140

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Jazz Pharmaceuticals PLC (a)	3,400	$484,806
Johnson & Johnson	84,416	12,567,854
McKesson Corp.	10,800	1,608,444
Merck & Co., Inc.	150,600	12,492,270
Perrigo Co. PLC	8,000	367,280
Pfizer, Inc.	306,679	11,255,119
		49,796,461
		148,326,595
Energy — 2.3%
Oil & Gas — 1.1%
Chevron Corp.	110,400	7,948,800
EOG Resources, Inc.	5,986	215,137
Exxon Mobil Corp.	3,600	123,588
		8,287,525
Oil & Gas Services — 0.1%
Halliburton Co.	31,844	383,720
Pipelines — 1.1%
Cheniere Energy, Inc. (a)	8,100	374,787
Enbridge, Inc.	63,896	1,865,763
TC Energy Corp.	42,318	1,778,202
The Williams Cos., Inc.	187,204	3,678,559
		7,697,311
		16,368,556
Financial — 20.6%
Banks — 9.7%
Bank of America Corp.	753,919	18,161,909
The Bank of New York Mellon Corp.	54,400	1,868,096
Commerce Bancshares, Inc.	6,645	374,047
Cullen/Frost Bankers, Inc. (b)	3,400	217,430
East West Bancorp, Inc.	7,800	255,372
Fifth Third Bancorp	39,300	837,876
The Goldman Sachs Group, Inc.	25,035	5,031,284
JP Morgan Chase & Co.	211,200	20,332,224
Morgan Stanley	244,567	11,824,815
Northern Trust Corp.	12,400	966,828
The PNC Financial Services Group, Inc.	33,875	3,723,201
Signature Bank	3,100	257,269
State Street Corp.	21,400	1,269,662
SVB Financial Group (a)	3,200	769,984
Wells Fargo & Co.	62,200	1,462,322
		67,352,319
Diversified Financial Services — 3.6%
Ally Financial, Inc.	12,000	300,840
American Express Co.	48,500	4,862,125
Ameriprise Financial, Inc.	8,300	1,279,113
BlackRock, Inc.	9,300	5,241,015
Capital One Financial Corp.	71,771	5,157,464
The Charles Schwab Corp.	63,403	2,297,091

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CME Group, Inc.	4,642	$776,653
Credit Acceptance Corp. (a) (b)	1,200	406,368
Eaton Vance Corp.	6,600	251,790
Intercontinental Exchange, Inc.	4,000	400,200
LPL Financial Holdings, Inc.	4,600	352,682
Raymond James Financial, Inc.	8,200	596,632
SEI Investments Co.	8,500	431,120
T. Rowe Price Group, Inc.	13,800	1,769,436
The Western Union Co.	23,500	503,605
		24,626,134
Insurance — 5.3%
Aflac, Inc.	43,500	1,581,225
The Allstate Corp.	19,300	1,816,902
American International Group, Inc.	152,930	4,210,163
Arch Capital Group Ltd. (a)	23,900	699,075
Assurant, Inc.	3,700	448,847
Chubb Ltd.	31,670	3,677,520
Equitable Holdings, Inc.	169,378	3,089,455
Everest Re Group Ltd.	2,300	454,342
First American Financial Corp.	6,200	315,642
Globe Life, Inc.	13,800	1,102,620
The Hartford Financial Services Group, Inc.	30,796	1,135,140
Kemper Corp.	1,500	100,245
Loews Corp.	17,600	611,600
Markel Corp. (a)	890	866,593
Marsh & McLennan Cos., Inc.	18,591	2,132,388
MetLife, Inc.	118,052	4,387,993
Old Republic International Corp.	12,700	187,198
Primerica, Inc.	2,300	260,222
Principal Financial Group, Inc.	19,027	766,217
The Progressive Corp.	33,300	3,152,511
Prudential Financial, Inc.	23,700	1,505,424
The Travelers Cos., Inc.	31,300	3,386,347
Voya Financial, Inc.	9,000	431,370
W.R. Berkley Corp.	9,400	574,810
		36,893,849
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	20,000	939,400
Real Estate Investment Trusts (REITS) — 1.9%
Prologis, Inc.	83,687	8,420,586
Sun Communities, Inc.	11,215	1,576,941
Welltower, Inc.	18,234	1,004,511
Weyerhaeuser Co.	69,556	1,983,737
		12,985,775
		142,797,477
Industrial — 15.3%
Aerospace & Defense — 1.7%
General Dynamics Corp.	17,100	2,367,153
Lockheed Martin Corp.	16,700	6,400,776

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Northrop Grumman Corp.	10,100	$3,186,449
		11,954,378
Building Materials — 0.8%
Fortune Brands Home & Security, Inc.	8,100	700,812
Johnson Controls International PLC	82,658	3,376,579
Masco Corp.	16,800	926,184
Owens Corning	6,400	440,384
		5,443,959
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	34,800	2,281,836
Electronics — 2.3%
Agilent Technologies, Inc.	21,386	2,158,703
Arrow Electronics, Inc. (a)	4,700	369,702
Honeywell International, Inc.	60,296	9,925,325
Hubbell, Inc.	3,300	451,572
Jabil, Inc.	8,300	284,358
Keysight Technologies, Inc. (a)	11,209	1,107,225
Roper Technologies, Inc.	2,795	1,104,332
Sensata Technologies Holding PLC (a)	9,500	409,830
		15,811,047
Engineering & Construction — 0.2%
Jacobs Engineering Group, Inc.	18,456	1,712,163
Environmental Controls — 0.1%
Pentair PLC	9,600	439,392
Hand & Machine Tools — 0.3%
Lincoln Electric Holdings, Inc.	3,300	303,732
Snap-on, Inc.	3,300	485,529
Stanley Black & Decker, Inc.	8,800	1,427,360
		2,216,621
Machinery – Construction & Mining — 1.1%
BWX Technologies, Inc.	3,000	168,930
Caterpillar, Inc.	48,838	7,284,188
Oshkosh Corp.	4,100	301,350
		7,754,468
Machinery – Diversified — 1.8%
AGCO Corp.	4,300	319,361
Deere & Co.	39,100	8,665,733
Dover Corp.	8,200	888,388
The Middleby Corp. (a)	1,800	161,478
Otis Worldwide Corp.	9,952	621,204
Rockwell Automation, Inc.	8,100	1,787,508
		12,443,672
Miscellaneous - Manufacturing — 2.0%
3M Co.	31,760	5,087,317
Carlisle Cos., Inc.	3,200	391,584
Eaton Corp. PLC	24,500	2,499,735

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
General Electric Co.	559,282	$3,484,327
ITT, Inc.	4,700	277,535
Parker-Hannifin Corp.	7,600	1,537,784
Textron, Inc.	7,300	263,457
		13,541,739
Packaging & Containers — 1.1%
Amcor PLC	50,400	556,920
Crown Holdings, Inc. (a)	8,000	614,880
Packaging Corp. of America	38,675	4,217,509
Sealed Air Corp.	8,900	345,409
Sonoco Products Co.	4,600	234,922
WestRock Co.	49,925	1,734,394
		7,704,034
Transportation — 3.6%
CSX Corp.	46,000	3,572,820
FedEx Corp.	6,954	1,749,070
Knight-Swift Transportation Holdings, Inc.	10,200	415,140
Norfolk Southern Corp.	29,737	6,363,421
Union Pacific Corp.	12,500	2,460,875
United Parcel Service, Inc. Class B	63,345	10,555,177
		25,116,503
		106,419,812
Technology — 14.6%
Computers — 2.1%
Apple, Inc.	28,037	3,246,965
Cognizant Technology Solutions Corp. Class A	30,800	2,138,136
HP, Inc.	81,300	1,543,887
International Business Machines Corp.	52,400	6,375,508
Leidos Holdings, Inc.	4,600	410,090
NetApp, Inc.	12,600	552,384
		14,266,970
Semiconductors — 8.8%
Analog Devices, Inc.	8,400	980,616
Applied Materials, Inc.	107,217	6,374,051
ASML Holding NV	2,591	956,778
Broadcom, Inc.	33,263	12,118,376
Intel Corp.	255,900	13,250,502
KLA Corp.	5,000	968,700
Lam Research Corp.	8,600	2,853,050
Micron Technology, Inc. (a)	111,205	5,222,187
NVIDIA Corp.	5,400	2,922,588
NXP Semiconductor NV	30,627	3,822,556
ON Semiconductor Corp. (a)	24,000	520,560
Qorvo, Inc. (a)	6,500	838,565
QUALCOMM, Inc.	66,649	7,843,254
Teradyne, Inc.	5,300	421,138
Texas Instruments, Inc.	16,276	2,324,050
		61,416,971

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 3.7%
CDK Global, Inc.	6,800	$296,412
Electronic Arts, Inc. (a)	17,300	2,256,093
Fiserv, Inc. (a)	7,636	786,890
Microsoft Corp.	43,616	9,173,753
Oracle Corp.	184,400	11,008,680
salesforce.com, Inc. (a)	700	175,924
SAP SE	2,210	344,149
Synopsys, Inc. (a)	9,007	1,927,318
		25,969,219
		101,653,160
Utilities — 4.6%
Electric — 4.5%
AES Corp.	91,921	1,664,689
Ameren Corp.	27,644	2,186,088
American Electric Power Co., Inc.	38,200	3,122,086
Dominion Energy, Inc.	2,600	205,218
Duke Energy Corp.	4,033	357,162
Edison International	2,763	140,471
Entergy Corp.	10,575	1,041,955
Evergy, Inc.	13,400	680,988
Exelon Corp.	31,300	1,119,288
Iberdrola SA	3,690	45,416
NextEra Energy, Inc.	29,647	8,228,821
NRG Energy, Inc.	14,900	458,026
OGE Energy Corp.	11,400	341,886
Pinnacle West Capital Corp.	10,000	745,500
Public Service Enterprise Group, Inc.	74,949	4,115,450
Sempra Energy	39,297	4,651,193
The Southern Co.	37,377	2,026,581
Vistra Corp.	28,500	537,510
		31,668,328
Gas — 0.1%
NiSource, Inc.	25,503	561,066
		32,229,394

TOTAL COMMON STOCK (Cost $613,590,829)		679,728,380

Preferred Stock — 0.1%
Utilities — 0.1%
Electric — 0.1%
The Southern Co. Convertible 6.750%	9,130	424,910

TOTAL PREFERRED STOCK (Cost $456,500)		424,910

TOTAL EQUITIES (Cost $614,047,329)		680,153,290

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mutual Funds — 2.2%
Diversified Financial Services — 2.2%
iShares Russell 1000 Value ETF (b)	86,139	$10,175,600
State Street Navigator Securities Lending Prime Portfolio (c)	5,086,243	5,086,243
		15,261,843

TOTAL MUTUAL FUNDS (Cost $14,786,458)		15,261,843

TOTAL LONG-TERM INVESTMENTS (Cost $628,833,787)		695,415,133
Short-Term Investments — 0.5%
Mutual Fund — 0.2%
T. Rowe Price Government Reserve Investment Fund	1,501,349	1,501,349

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (d)	$2,357,493	2,357,493

TOTAL SHORT-TERM INVESTMENTS (Cost $3,858,842)		3,858,842

TOTAL INVESTMENTS — 100.7% (Cost $632,692,629) (e)		699,273,975

Other Assets/(Liabilities) — (0.7)%		(5,023,780)

NET ASSETS — 100.0%		$694,250,195

Abbreviation Legend
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2020, was $5,592,961 or 0.81% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $610,238 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $2,357,493. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $2,404,751.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Rotation Fund — Portfolio of Investments
September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 97.6%

Common Stock — 97.6%
Basic Materials — 2.5%
Chemicals — 1.5%
Celanese Corp.	1,840	$197,708
Eastman Chemical Co.	300	23,436
Ecolab, Inc.	565	112,910
LyondellBasell Industries NV Class A	153	10,785
The Mosaic Co.	2,028	37,051
Nutrien Ltd. (a)	1,091	42,800
Olin Corp.	2,900	35,902
The Sherwin-Williams Co.	110	76,641
		537,233
Forest Products & Paper — 0.2%
Domtar Corp.	1,500	39,405
International Paper Co.	751	30,446
		69,851
Iron & Steel — 0.8%
Nucor Corp.	566	25,391
Reliance Steel & Aluminum Co.	2,446	249,590
Steel Dynamics, Inc.	700	20,041
		295,022
Mining — 0.0%
Arconic Corp. (b)	300	5,715
		907,821
Communications — 13.9%
Advertising — 0.1%
The Trade Desk, Inc. Class A (b)	70	36,315
Internet — 11.9%
Alphabet, Inc. Class A (b)	1,106	1,620,954
Alphabet, Inc. Class C (b)	124	182,230
Amazon.com, Inc. (b)	539	1,697,165
eBay, Inc.	7,616	396,794
Facebook, Inc. Class A (b)	520	136,188
Netflix, Inc. (b)	87	43,503
Palo Alto Networks, Inc. (b)	242	59,229
Shopify, Inc. Class A (b)	120	122,756
		4,258,819

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 1.2%
Comcast Corp. Class A	8,656	$400,427
Discovery, Inc. Class A (a) (b)	560	12,191
		412,618
Telecommunications — 0.7%
AT&T, Inc.	3,655	104,204
CenturyLink, Inc.	1,874	18,909
Cisco Systems, Inc.	2,669	105,132
Juniper Networks, Inc.	805	17,307
Verizon Communications, Inc.	237	14,099
		259,651
		4,967,403
Consumer, Cyclical — 13.9%
Airlines — 0.0%
American Airlines Group, Inc. (a)	932	11,454
Apparel — 0.1%
Ralph Lauren Corp.	690	46,899
Auto Manufacturers — 4.4%
Cummins, Inc.	4,772	1,007,656
Ford Motor Co.	2,980	19,847
PACCAR, Inc.	5,908	503,834
Wabash National Corp.	3,900	46,644
		1,577,981
Auto Parts & Equipment — 0.7%
Magna International, Inc.	5,300	242,475
Distribution & Wholesale — 0.6%
LKQ Corp. (b)	1,000	27,730
Pool Corp.	600	200,724
		228,454
Home Builders — 1.0%
Thor Industries, Inc. (a)	800	76,208
Toll Brothers, Inc.	5,926	288,359
		364,567
Leisure Time — 0.0%
Carnival Corp. (a)	527	8,000
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	243	20,733
Retail — 6.9%
Costco Wholesale Corp.	110	39,050
Dollar General Corp.	260	54,501
Dollar Tree, Inc. (b)	471	43,021
Genuine Parts Co.	1,028	97,835
The Home Depot, Inc.	930	258,270
Lowe's Cos., Inc.	326	54,070

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
McDonald's Corp.	397	$87,138
The Michaels Cos., Inc. (a) (b)	5,800	55,999
Target Corp.	999	157,263
Tractor Supply Co.	656	94,031
Walgreens Boots Alliance, Inc.	1,782	64,010
Walmart, Inc.	10,130	1,417,288
Yum! Brands, Inc.	388	35,424
		2,457,900
Textiles — 0.1%
Mohawk Industries, Inc. (b)	200	19,518
		4,977,981
Consumer, Non-cyclical — 14.6%
Beverages — 0.2%
Brown-Forman Corp. Class A	500	34,340
Coca-Cola European Partners PLC	899	34,890
Molson Coors Beverage Co. Class B	427	14,330
		83,560
Biotechnology — 0.9%
Amgen, Inc.	174	44,224
Biogen, Inc. (b)	220	62,409
Vertex Pharmaceuticals, Inc. (b)	790	214,975
		321,608
Commercial Services — 3.8%
Automatic Data Processing, Inc.	225	31,385
CoreLogic, Inc.	200	13,534
IHS Markit Ltd.	204	16,016
ManpowerGroup, Inc.	2,155	158,026
Paylocity Holding Corp. (b)	150	24,213
PayPal Holdings, Inc. (b)	980	193,089
Quanta Services, Inc.	400	21,144
RELX PLC	4,717	105,519
Robert Half International, Inc.	1,083	57,334
S&P Global, Inc.	1,494	538,737
StoneCo Ltd. Class A (b)	200	10,578
TrueBlue, Inc. (b)	2,400	37,176
Verisk Analytics, Inc.	758	140,465
		1,347,216
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.	248	19,133
Foods — 0.3%
Conagra Brands, Inc.	500	17,855
General Mills, Inc.	600	37,008
The J.M. Smucker Co.	500	57,760
Pilgrim's Pride Corp. (b)	496	7,423
		120,046
Health Care – Products — 2.4%
Abbott Laboratories	1,352	147,138

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Danaher Corp.	1,717	$369,722
Henry Schein, Inc. (b)	184	10,816
Medtronic PLC	132	13,717
Quidel Corp. (b)	90	19,744
Thermo Fisher Scientific, Inc.	611	269,769
West Pharmaceutical Services, Inc.	120	32,988
		863,894
Health Care – Services — 1.6%
Anthem, Inc.	328	88,097
Centene Corp. (b)	314	18,316
HCA Healthcare, Inc.	1,317	164,204
Laboratory Corp. of America Holdings (b)	243	45,750
Quest Diagnostics, Inc.	595	68,121
UnitedHealth Group, Inc.	561	174,903
		559,391
Household Products & Wares — 0.1%
Quanex Building Products Corp.	2,900	53,476
Pharmaceuticals — 5.2%
AbbVie, Inc.	2,707	237,106
AmerisourceBergen Corp.	995	96,435
Bristol-Myers Squibb Co.	10,621	640,340
Cardinal Health, Inc.	374	17,559
Cigna Corp.	300	50,823
CVS Health Corp.	884	51,626
DexCom, Inc. (b)	130	53,590
Horizon Therapeutics PLC (b)	237	18,410
Jazz Pharmaceuticals PLC (b)	261	37,216
McKesson Corp.	3,077	458,258
Merck & Co., Inc.	1,077	89,337
Pfizer, Inc.	2,745	100,742
		1,851,442
		5,219,766
Energy — 1.2%
Energy – Alternate Sources — 0.1%
SolarEdge Technologies, Inc. (b)	130	30,985
Oil & Gas — 0.7%
Chevron Corp.	651	46,872
Cimarex Energy Co.	490	11,922
Concho Resources, Inc.	385	16,986
Exxon Mobil Corp.	4,978	170,895
Occidental Petroleum Corp.	514	5,145
Phillips 66	154	7,983
		259,803
Oil & Gas Services — 0.3%
Schlumberger NV	6,671	103,801
Pipelines — 0.1%
Kinder Morgan, Inc.	1,993	24,574
		419,163

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 14.3%
Banks — 7.4%
Bank of America Corp.	25,300	$609,477
CIT Group, Inc.	600	10,626
Citigroup, Inc.	14,700	633,717
The Goldman Sachs Group, Inc.	2,060	413,998
JP Morgan Chase & Co.	7,200	693,144
KeyCorp	17,863	213,106
Morgan Stanley	1,600	77,360
		2,651,428
Diversified Financial Services — 5.2%
AerCap Holdings NV (b)	2,000	50,380
Capital One Financial Corp.	504	36,217
Discover Financial Services	400	23,112
Mastercard, Inc. Class A	1,155	390,586
Nasdaq, Inc.	170	20,861
SEI Investments Co.	2,300	116,656
Synchrony Financial	5,400	141,318
Visa, Inc. Class A	5,460	1,091,836
		1,870,966
Insurance — 1.5%
Aflac, Inc.	3,600	130,860
Berkshire Hathaway, Inc. Class B (b)	1,900	404,586
		535,446
Real Estate Investment Trusts (REITS) — 0.2%
Iron Mountain, Inc. (a)	1,000	26,790
SBA Communications Corp.	110	35,033
		61,823
		5,119,663
Industrial — 8.5%
Aerospace & Defense — 0.4%
Barnes Group, Inc.	900	32,166
Lockheed Martin Corp.	147	56,342
Raytheon Technologies Corp.	635	36,538
Spirit AeroSystems Holdings, Inc. Class A	172	3,253
		128,299
Building Materials — 0.5%
Carrier Global Corp.	3,635	111,013
Patrick Industries, Inc.	1,100	63,272
		174,285
Electrical Components & Equipment — 0.0%
AMETEK, Inc.	140	13,916

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 1.9%
Agilent Technologies, Inc.	300	$30,282
Allegion PLC	195	19,287
Amphenol Corp. Class A	237	25,660
Garmin Ltd.	212	20,110
Honeywell International, Inc.	1,320	217,285
Keysight Technologies, Inc. (b)	1,270	125,451
Roper Technologies, Inc.	110	43,462
Sensata Technologies Holding PLC (b)	954	41,156
TE Connectivity Ltd.	838	81,906
Trimble, Inc. (b)	200	9,740
TTM Technologies, Inc. (b)	4,400	50,204
		664,543
Engineering & Construction — 0.4%
AECOM (b)	957	40,041
Arcosa, Inc.	2,083	91,839
		131,880
Environmental Controls — 0.5%
Republic Services, Inc.	754	70,386
Waste Management, Inc.	895	101,287
		171,673
Machinery – Diversified — 1.4%
AGCO Corp.	4,400	326,788
Cognex Corp.	300	19,530
Dover Corp.	307	33,261
Ingersoll Rand, Inc. (b)	420	14,952
Otis Worldwide Corp.	1,817	113,417
		507,948
Miscellaneous - Manufacturing — 0.6%
3M Co.	158	25,308
Eaton Corp. PLC	1,193	121,722
General Electric Co.	2,143	13,351
Parker-Hannifin Corp.	73	14,771
Trane Technologies PLC	476	57,715
		232,867
Packaging & Containers — 0.8%
WestRock Co.	8,100	281,394
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	246	34,624
Transportation — 1.9%
Kansas City Southern	280	50,632
Norfolk Southern Corp.	1,800	385,182
Union Pacific Corp.	1,220	240,182
		675,996
		3,017,425

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 28.7%
Computers — 9.5%
Accenture PLC Class A	158	$35,706
Apple, Inc.	21,548	2,495,474
Cognizant Technology Solutions Corp. Class A	2,025	140,575
Crowdstrike Holdings, Inc. Class A (b)	220	30,210
DXC Technology Co.	10,081	179,946
Fortinet, Inc. (b)	960	113,098
HP, Inc.	803	15,249
International Business Machines Corp.	1,246	151,601
Seagate Technology PLC	5,006	246,646
		3,408,505
Semiconductors — 8.7%
Advanced Micro Devices, Inc. (b)	751	61,575
Applied Materials, Inc.	2,244	133,406
ASML Holding NV	810	299,109
Broadcom, Inc.	2,798	1,019,367
Entegris, Inc.	100	7,434
Intel Corp.	896	46,395
KLA Corp.	680	131,743
Lam Research Corp.	1,295	429,616
Micron Technology, Inc. (b)	9,400	441,424
Monolithic Power Systems, Inc.	90	25,165
NVIDIA Corp.	670	362,617
Skyworks Solutions, Inc.	900	130,950
Texas Instruments, Inc.	176	25,131
		3,113,932
Software — 10.5%
ANSYS, Inc. (b)	281	91,952
Citrix Systems, Inc.	259	35,667
Fair Isaac Corp. (b)	330	140,375
j2 Global, Inc. (b)	500	34,610
Microsoft Corp.	12,722	2,675,818
MSCI, Inc.	760	271,153
Oracle Corp.	421	25,134
Paychex, Inc.	641	51,133
Take-Two Interactive Software, Inc. (b)	120	19,826
Veeva Systems, Inc. Class A (b)	866	243,511
VMware, Inc. Class A (a) (b)	1,038	149,129
		3,738,308
		10,260,745

TOTAL COMMON STOCK (Cost $28,514,868)		34,889,967

TOTAL EQUITIES (Cost $28,514,868)		34,889,967

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Warrants — 0.0%
Energy — 0.0%
Oil & Gas — 0.0%
Occidental Petroleum Corp., Expires 8/03/27 (b)	64	$192

TOTAL WARRANTS (Cost $317)		192

Rights — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., Expires 3/31/21 (b)	993	2,234

TOTAL RIGHTS (Cost $2,115)		2,234

Mutual Funds — 0.4%
Diversified Financial Services — 0.4%
State Street Navigator Securities Lending Prime Portfolio (c)	133,048	133,048

TOTAL MUTUAL FUNDS (Cost $133,048)		133,048

TOTAL LONG-TERM INVESTMENTS (Cost $28,650,348)		35,025,441

	Principal Amount
Short-Term Investments — 2.5%
Repurchase Agreement — 2.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (d)	$895,491	895,491

TOTAL SHORT-TERM INVESTMENTS (Cost $895,491)		895,491

TOTAL INVESTMENTS — 100.5% (Cost $29,545,839) (e)		35,920,932

Other Assets/(Liabilities) — (0.5)%		(179,950)

NET ASSETS — 100.0%		$35,740,982

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2020, was $378,625 or 1.06% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $255,871 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $895,491. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $913,462.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML High Yield Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 0.1%

Common Stock — 0.1%
Consumer, Non-cyclical — 0.0%
Agriculture — 0.0%
Pinnacle Operating Corp. (a) (b)	178,174	$—
Energy — 0.1%
Oil & Gas — 0.1%
Fieldwood Energy LLC (b)	3,193	33
Fieldwood Energy LLC (b)	13,011	130
Jupiter Resources, Inc. (b)	191,606	143,704
		143,867

TOTAL COMMON STOCK (Cost $1,318,416)		143,867

TOTAL EQUITIES (Cost $1,318,416)		143,867

	Principal Amount
Bonds & Notes — 97.8%

Bank Loans — 4.3%
Oil & Gas — 0.0%
Fieldwood Energy LLC, Exit 2nd Lien Term Loan, 0.000% 4/11/23 (c)	$387,384	89
Packaging & Containers — 1.8%
BWAY Holding Co., 2017 Term Loan B, 3 mo. LIBOR + 3.250% 3.523% VRN 4/03/24	1,184,496	1,109,730
Consolidated Energy Finance, SA, Term Loan B, 1 mo. LIBOR + 2.500% 2.656% VRN 5/07/25	883,485	802,867
Trident TPI Holdings, Inc., 2017 USD Term Loan B1, 3 mo. LIBOR + 3.000% 4.000% VRN 10/17/24	161,721	157,476
		2,070,073
Software — 2.5%
Banff Merger Sub, Inc., 2018 USD Term Loan B, 1 mo. LIBOR + 4.250% 4.397% VRN 10/02/25	860,644	833,457
Finastra USA, Inc.
USD 1st Lien Term Loan, 3 mo. LIBOR + 3.500%, 6 mo. LIBOR + 3.500% 4.500% VRN 6/13/24	919,552	857,712

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
USD 2nd Lien Term Loan, 6 mo. LIBOR + 7.250% 8.250% VRN 6/13/25	$1,400,000	$1,311,100
		3,002,269

TOTAL BANK LOANS (Cost $5,444,882)		5,072,431

Corporate Debt — 93.5%
Advertising — 0.4%
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	523,000	526,922
Aerospace & Defense — 3.9%
Signature Aviation US Holdings, Inc. 4.000% 3/01/28 (d)	651,000	605,430
TransDigm, Inc. 5.500% 11/15/27	963,000	925,491
6.250% 3/15/26 (d)	316,000	329,997
6.375% 6/15/26	654,000	656,570
8.000% 12/15/25 (d)	255,000	277,313
Triumph Group, Inc. 5.250% 6/01/22	305,000	250,100
6.250% 9/15/24 (d)	306,000	260,418
7.750% 8/15/25	1,243,000	797,074
8.875% 6/01/24 (d)	466,000	496,290
		4,598,683
Agriculture — 0.4%
JBS Investments II GmbH 7.000% 1/15/26 (d)	390,000	416,325
Airlines — 0.1%
American Airlines Group, Inc. 3.750% 3/01/25 (d)	218,000	110,533
Auto Manufacturers — 4.2%
Allison Transmission, Inc. 4.750% 10/01/27 (d)	589,000	605,934
Ford Motor Co. 7.450% 7/16/31	472,000	544,570
8.500% 4/21/23	312,000	340,080
9.000% 4/22/25	241,000	276,309
9.625% 4/22/30	726,000	937,447
Ford Motor Credit Co. LLC 3.087% 1/09/23	92,000	90,150
3.664% 9/08/24	200,000	195,705
4.125% 8/17/27	289,000	281,052
4.134% 8/04/25	200,000	198,083
4.542% 8/01/26	1,039,000	1,036,538
5.596% 1/07/22	200,000	204,500
5.875% 8/02/21	281,000	286,269
		4,996,637
Auto Parts & Equipment — 0.5%
Adient Global Holdings Ltd. 4.875% 8/15/26 (d)	170,000	161,925

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Clarios Global LP/Clarios US Finance Co. 8.500% 5/15/27 (d)	$467,000	$482,177
		644,102
Building Materials — 2.3%
Cemex SAB de CV 5.200% 9/17/30 (d)	218,000	219,068
7.375% 6/05/27 (d)	352,000	380,340
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (d)	171,000	173,204
Forterra Finance LLC / FRTA Finance Corp. 6.500% 7/15/25 (d)	150,000	158,483
Griffon Corp. 5.750% 3/01/28	211,000	220,248
James Hardie International Finance DAC 4.750% 1/15/25 (d)	126,000	128,678
5.000% 1/15/28 (d)	485,000	505,612
PGT Innovations, Inc. 6.750% 8/01/26 (d)	368,000	391,920
Standard Industries, Inc. 4.750% 1/15/28 (d)	581,000	602,787
		2,780,340
Chemicals — 1.8%
CF Industries, Inc. 4.950% 6/01/43	63,000	73,258
5.375% 3/15/44	240,000	288,811
Consolidated Energy Finance SA 6.875% 6/15/25 (d)	915,000	832,650
CVR Partners LP/CVR Nitrogen Finance Corp. 9.250% 6/15/23 (d)	451,000	417,175
Nouryon Holding BV 8.000% 10/01/26 (d)	141,000	149,246
Valvoline, Inc. 4.250% 2/15/30 (d)	206,000	210,120
4.375% 8/15/25	157,000	161,514
		2,132,774
Coal — 1.7%
Peabody Energy Corp. 6.000% 3/31/22 (d)	1,383,000	802,140
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500% 6/15/25 (d)	759,000	684,633
Warrior Met Coal, Inc. 8.000% 11/01/24 (d)	534,000	543,847
		2,030,620
Commercial Services — 0.9%
Korn Ferry 4.625% 12/15/27 (d)	95,000	95,950
Prime Security Services Borrower LLC / Prime Finance, Inc. 6.250% 1/15/28 (d)	802,000	812,025

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
United Rentals North America, Inc. 3.875% 2/15/31	$168,000	$170,520
		1,078,495
Computers — 2.4%
Banff Merger Sub, Inc. 9.750% 9/01/26 (d)	466,000	492,609
Dell International LLC/EMC Corp. 7.125% 6/15/24 (d)	904,000	940,332
Diebold Nixdorf, Inc. 9.375% 7/15/25 (d)	675,000	712,125
NCR Corp. 5.000% 10/01/28 (d)	235,000	235,188
5.250% 10/01/30 (d)	113,000	113,000
Science Applications International Corp. 4.875% 4/01/28 (d)	189,000	191,890
Western Digital Corp. 4.750% 2/15/26	104,000	112,645
		2,797,789
Distribution & Wholesale — 1.7%
Core & Main Holdings LP 8.625% 9/15/24 (d)	155,000	156,163
Core & Main LP 6.125% 8/15/25 (d)	313,000	317,046
KAR Auction Services, Inc. 5.125% 6/01/25 (d)	475,000	474,990
Resideo Funding, Inc. 6.125% 11/01/26 (d)	800,000	788,000
Univar Solutions USA, Inc. 5.125% 12/01/27 (d)	254,000	260,667
		1,996,866
Diversified Financial Services — 2.3%
Alliance Data Systems Corp. 4.750% 12/15/24 (d)	767,000	718,909
Global Aircraft Leasing Co. Ltd. 6.500% 9/15/24 (d)	1,895,301	1,056,631
LPL Holdings, Inc. 4.625% 11/15/27 (d)	346,000	349,460
5.750% 9/15/25 (d)	87,000	90,148
OneMain Finance Corp. 5.375% 11/15/29	552,000	574,080
		2,789,228
Electric — 2.6%
NRG Energy, Inc. 5.250% 6/15/29 (d)	374,000	406,725
6.625% 1/15/27	702,000	742,365
PG&E Corp. 5.000% 7/01/28	567,000	549,990
5.250% 7/01/30	289,000	279,607
Pike Corp. 5.500% 9/01/28 (d)	447,000	449,767

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vistra Operations Co. LLC 4.300% 7/15/29 (d)	$568,000	$619,985
		3,048,439
Electrical Components & Equipment — 0.4%
WESCO Distribution, Inc. Co. 7.125% 6/15/25 (d)	233,000	253,807
7.250% 6/15/28 (d)	241,000	264,058
		517,865
Engineering & Construction — 0.4%
New Enterprise Stone & Lime Co., Inc. 9.750% 7/15/28 (d)	323,000	348,840
Weekley Homes LLC / Weekley Finance Corp. 4.875% 9/15/28 (d)	152,000	153,520
		502,360
Entertainment — 2.2%
Banijay Entertainment SASU 5.375% 3/01/25 (d)	241,000	242,506
Caesars Entertainment, Inc. 6.250% 7/01/25 (d)	432,000	451,546
8.125% 7/01/27 (d)	443,000	469,580
Caesars Resort Collection LLC / CRC Finco, Inc. 5.750% 7/01/25 (d)	242,000	249,563
Caesars Resort Collection LLC/CRC Finco, Inc. 5.250% 10/15/25 (d)	266,000	257,355
Live Nation Entertainment, Inc. 4.750% 10/15/27 (d)	407,000	381,180
Scientific Games International, Inc. 5.000% 10/15/25 (d)	204,000	205,020
7.250% 11/15/29 (d)	187,000	189,805
8.250% 3/15/26 (d)	37,000	38,631
8.625% 7/01/25 (d)	147,000	153,391
		2,638,577
Foods — 3.9%
JBS USA LUX SA/JBS USA Finance, Inc. 5.875% 7/15/24 (d)	323,000	329,492
6.750% 2/15/28 (d)	824,000	896,034
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.500% 1/15/30 (d)	826,000	899,076
6.500% 4/15/29 (d)	1,094,000	1,214,307
Kraft Heinz Foods Co. 3.750% 4/01/30 (d)	126,000	133,095
3.875% 5/15/27 (d)	250,000	264,803
4.250% 3/01/31 (d)	204,000	223,819
5.200% 7/15/45	178,000	194,596
6.500% 2/09/40	94,000	119,466
6.875% 1/26/39	206,000	275,928
Simmons Foods, Inc. 7.750% 1/15/24 (d)	100,000	104,750
		4,655,366

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Forest Products & Paper — 0.2%
Clearwater Paper Corp. 4.750% 8/15/28 (d)	$230,000	$230,575
Hand & Machine Tools — 0.5%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.000% 2/15/23 (d)	701,000	648,425
Health Care – Products — 1.1%
Avanos Medical, Inc. 6.250% 10/15/22	1,300,000	1,300,520
Health Care – Services — 4.1%
Centene Corp. 4.250% 12/15/27	241,000	252,190
4.625% 12/15/29	918,000	990,210
5.250% 4/01/25 (d)	232,000	241,106
5.375% 6/01/26 (d)	52,000	54,795
Encompass Health Corp. Co. 4.625% 4/01/31 (e)	189,000	189,000
HCA, Inc. 3.500% 9/01/30	1,106,000	1,126,881
Molina Healthcare, Inc. 4.375% 6/15/28 (d)	200,000	204,100
Radiology Partners, Inc. 9.250% 2/01/28 (d)	300,000	312,000
Tenet Healthcare Corp. 4.625% 7/15/24	400,000	402,000
4.625% 9/01/24 (d)	323,000	325,623
6.125% 10/01/28 (d)	350,000	340,375
8.125% 4/01/22	340,000	378,046
		4,816,326
Home Builders — 2.0%
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (d)	491,000	491,000
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 4.875% 2/15/30 (d)	261,000	244,298
M/I Homes, Inc. 4.950% 2/01/28	368,000	379,040
Mattamy Group Corp. 4.625% 3/01/30 (d)	668,000	676,417
STL Holding Co. LLC 7.500% 2/15/26 (d)	440,000	441,650
TRI Pointe Group, Inc. 5.700% 6/15/28	153,000	167,535
		2,399,940
Housewares — 0.4%
Newell Brands, Inc. 4.700% STEP 4/01/26	337,000	358,905
5.875% STEP 4/01/36	126,000	144,315
		503,220
Insurance — 1.0%
Acrisure LLC/Acrisure Finance, Inc.

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.000% 11/15/25 (d)	$691,000	$678,821
8.125% 2/15/24 (d)	509,000	533,178
		1,211,999
Internet — 1.7%
Netflix, Inc. 4.875% 6/15/30 (d)	321,000	365,940
5.375% 11/15/29 (d)	523,000	616,434
5.875% 11/15/28	595,000	709,957
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. 10.750% 6/01/28 (d)	121,000	131,890
Uber Technologies, Inc. 6.250% 1/15/28 (d)	174,000	178,733
		2,002,954
Investment Companies — 0.9%
Icahn Enterprises LP/ Icahn Enterprises Finance Corp. 4.750% 9/15/24	141,000	142,763
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.250% 5/15/27	113,000	117,723
6.375% 12/15/25	761,000	782,281
		1,042,767
Iron & Steel — 0.2%
Big River Steel LLC / BRS Finance Corp. 6.625% 1/31/29 (d)	254,000	256,832
Leisure Time — 1.6%
Brunswick Corp. 7.375% 9/01/23	285,000	329,425
7.125% 8/01/27	569,000	701,976
Carlson Travel, Inc. 6.750% 12/15/25 (d)	296,000	223,480
11.500% 12/15/26 (d)	988,000	595,181
		1,850,062
Lodging — 1.4%
Wyndham Destinations, Inc. 6.625% 7/31/26 (d)	213,000	223,141
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)	185,000	179,450
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% 5/15/27 (d)	385,000	358,050
5.500% 3/01/25 (d)	740,000	698,375
Wynn Macau Ltd. 5.125% 12/15/29 (d)	268,000	257,139
		1,716,155
Machinery – Diversified — 0.3%
Clark Equipment Co. 5.875% 6/01/25 (d)	291,000	301,549
Vertical US Newco, Inc. 5.250% 7/15/27 (d)	84,000	87,298
		388,847

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 6.8%
Altice Financing SA 5.000% 1/15/28 (d)	$316,000	$306,915
Block Communications, Inc. 4.875% 3/01/28 (d)	340,000	346,800
CCO Holdings LLC/CCO Holdings Capital Corp. 4.500% 8/15/30 (d)	702,000	737,131
4.500% 5/01/32 (d)	647,000	675,306
4.750% 3/01/30 (d)	236,000	249,865
Clear Channel Worldwide Holdings, Inc. 5.125% 8/15/27 (d)	313,000	300,558
9.250% 2/15/24	210,000	203,574
CSC Holdings LLC 3.375% 2/15/31 (d)	500,000	484,125
4.625% 12/01/30 (d)	484,000	487,630
DISH DBS Corp. 5.000% 3/15/23	207,000	211,140
7.750% 7/01/26	217,000	238,561
DISH Network Corp. 3.375% 8/15/26	680,000	624,238
LCPR Senior Secured Financing DAC 6.750% 10/15/27 (d)	314,000	328,130
Midcontinent Communications / Midcontinent Finance Corp. 5.375% 8/15/27 (d)	205,000	210,637
Radiate Holdco LLC / Radiate Finance, Inc. 4.500% 9/15/26 (d)	397,000	396,917
6.500% 9/15/28 (d)	502,000	514,431
Sirius XM Radio, Inc. 5.375% 7/15/26 (d)	167,000	173,797
5.500% 7/01/29 (d)	226,000	242,385
TEGNA, Inc. 4.625% 3/15/28 (d)	447,000	437,077
Townsquare Media, Inc. 6.500% 4/01/23 (d)	124,000	113,615
Virgin Media Finance PLC 5.000% 7/15/30 (d)	147,000	146,265
Ziggo BV 4.875% 1/15/30 (d)	153,000	158,355
5.500% 1/15/27 (d)	440,000	460,900
		8,048,352
Mining — 4.2%
Compass Minerals International, Inc. 4.875% 7/15/24 (d)	294,000	299,942
6.750% 12/01/27 (d)	350,000	378,000
First Quantum Minerals Ltd. 6.875% 10/15/27 (d) (e)	800,000	771,000
7.250% 4/01/23 (d)	659,000	658,176
7.500% 4/01/25 (d)	647,000	639,954
Freeport-McMoRan, Inc. 4.125% 3/01/28	69,000	69,862
4.375% 8/01/28	359,000	371,190
4.625% 8/01/30	600,000	630,870
Hudbay Minerals, Inc. 6.125% 4/01/29 (d)	147,000	145,530
Kinross Gold Corp. 6.875% 9/01/41	476,000	623,253

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.125% 11/01/22 (c) (d)	$884,000	$14,144
Novelis Corp. 4.750% 1/30/30 (d)	417,000	409,586
		5,011,507
Miscellaneous - Manufacturing — 1.2%
Amsted Industries, Inc. 5.625% 7/01/27 (d)	617,000	656,377
Gates Global LLC / Gates Corp. 6.250% 1/15/26 (d)	700,000	721,553
		1,377,930
Oil & Gas — 7.3%
Antero Resources Corp. 5.375% 11/01/21	410,000	389,500
Apache Corp. 4.375% 10/15/28	130,000	118,950
4.750% 4/15/43	65,000	57,809
5.100% 9/01/40	130,000	116,431
5.350% 7/01/49	197,000	173,852
Cenovus Energy, Inc. 4.250% 4/15/27	93,000	84,079
5.400% 6/15/47	138,000	116,589
6.750% 11/15/39	155,000	155,829
Continental Resources, Inc. 3.800% 6/01/24	149,000	137,453
4.375% 1/15/28	168,000	145,530
CVR Energy, Inc. 5.750% 2/15/28 (d)	1,323,000	1,124,550
Endeavor Energy Resources LP / EER Finance, Inc. 6.625% 7/15/25 (d)	295,000	303,112
Hilcorp Energy I LP / Hilcorp Finance Co. 5.000% 12/01/24 (d)	79,000	71,693
5.750% 10/01/25 (d)	43,000	38,915
6.250% 11/01/28 (d)	365,000	332,150
Jonah Energy LLC/Jonah Energy Finance Corp. 7.250% 10/15/25 (d)	745,000	82,881
Jupiter Resources, Inc 10.000% 1/31/24 (a) (f)	231,906	225,280
Laredo Petroleum, Inc. 9.500% 1/15/25	268,000	159,707
10.125% 1/15/28	330,000	194,700
MEG Energy Corp. 7.125% 2/01/27 (d)	379,000	339,899
Nabors Industries Ltd. 7.250% 1/15/26 (d)	184,000	90,620
7.500% 1/15/28 (d)	119,000	57,269
Neptune Energy Bondco PLC 6.625% 5/15/25 (d)	594,000	529,800
Occidental Petroleum Corp. 2.700% 8/15/22	163,000	152,302
2.700% 2/15/23	65,000	59,475
2.900% 8/15/24	93,000	78,904
3.500% 6/15/25	190,000	157,700
4.200% 3/15/48	31,000	21,313
4.400% 4/15/46	198,000	140,622

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.400% 8/15/49	$78,000	$54,608
4.500% 7/15/44	81,000	57,966
5.875% 9/01/25	178,000	163,130
6.200% 3/15/40	550,000	455,730
6.375% 9/01/28	182,000	168,477
6.450% 9/15/36	215,000	183,287
6.600% 3/15/46	352,000	303,160
6.950% 7/01/24	88,000	85,166
Ovintiv, Inc. 6.500% 8/15/34	108,000	100,572
6.500% 2/01/38	47,000	42,682
7.200% 11/01/31	29,000	28,728
7.375% 11/01/31	17,000	16,972
Parkland Corp. 5.875% 7/15/27 (d)	247,000	259,659
PBF Holding Co. LLC / PBF Finance Corp. 6.000% 2/15/28 (d)	1,474,000	989,128
9.250% 5/15/25 (d)	82,000	84,052
		8,650,231
Oil & Gas Services — 0.5%
Welltec A/S 9.500% 12/01/22 (d)	696,000	612,480
Packaging & Containers — 1.1%
Graphic Packaging International LLC 3.500% 3/15/28 (d)	194,000	193,515
Mauser Packaging Solutions Holding Co. 7.250% 4/15/25 (d)	781,000	735,116
Trident TPI Holdings, Inc. 9.250% 8/01/24 (d)	386,000	409,759
		1,338,390
Pharmaceuticals — 2.2%
Bausch Health Americas, Inc. 8.500% 1/31/27 (d)	250,000	274,688
9.250% 4/01/26 (d)	600,000	660,000
Bausch Health Cos., Inc. 5.000% 1/30/28 (d)	446,000	433,177
5.250% 1/30/30 (d)	320,000	315,200
5.500% 3/01/23 (d)	140,000	139,475
5.875% 5/15/23 (d)	5,000	4,975
6.125% 4/15/25 (d)	75,000	76,781
Par Pharmaceutical, Inc. 7.500% 4/01/27 (d)	629,000	658,991
		2,563,287
Pipelines — 3.9%
Buckeye Partners LP 5.850% 11/15/43	66,000	61,139
Cheniere Energy Partners LP 4.500% 10/01/29	271,000	277,984
5.625% 10/01/26	725,000	754,000
DCP Midstream Operating LP 5.625% 7/15/27	216,000	220,968
6.450% 11/03/36 (d)	10,000	9,583

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
EnLink Midstream LLC 5.375% 6/01/29	$173,000	$140,130
EnLink Midstream Partners LP 4.850% 7/15/26	56,000	48,446
EQM Midstream Partners LP 6.000% 7/01/25 (d)	182,000	187,688
6.500% 7/01/27 (d)	151,000	160,063
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	765,000	694,237
6.500% 10/01/25	440,000	380,600
Harvest Midstream I LP 7.500% 9/01/28 (d)	228,000	226,860
PBF Logistics LP / PBF Logistics Finance Corp. 6.875% 5/15/23	400,000	376,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/01/31 (d)	295,000	285,685
5.000% 1/15/28	33,000	32,175
5.500% 3/01/30 (d)	28,000	28,029
6.875% 1/15/29	61,000	65,252
Western Midstream Operating LP 5.050% STEP 2/01/30	145,000	141,123
5.300% 3/01/48	399,000	321,195
5.450% 4/01/44	202,000	172,710
		4,583,867
Real Estate Investment Trusts (REITS) — 2.7%
ESH Hospitality, Inc. 4.625% 10/01/27 (d)	388,000	380,733
Iron Mountain, Inc. 5.250% 7/15/30 (d)	303,000	315,877
MPT Operating Partnership LP/MPT Finance Corp. 5.000% 10/15/27	539,000	562,015
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 5.875% 10/01/28 (d)	108,000	107,730
RHP Hotel Properties LP/RHP Finance Corp. 4.750% 10/15/27	425,000	391,816
5.000% 4/15/23	789,000	772,644
Service Properties Trust 3.950% 1/15/28	73,000	60,590
4.375% 2/15/30	115,000	95,450
4.950% 2/15/27	58,000	51,620
7.500% 9/15/25	467,000	496,281
		3,234,756
Retail — 1.6%
Asbury Automotive Group, Inc. 4.500% 3/01/28 (d)	152,000	152,950
Penske Automotive Group, Inc. 3.500% 9/01/25	500,000	497,962
5.500% 5/15/26	1,000,000	1,031,580
Specialty Building Products Holdings LLC / SBP Finance Corp. 6.375% 9/30/26 (d)	193,000	196,378
		1,878,870

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 3.8%
BY Crown Parent LLC 7.375% 10/15/24 (d)	$191,000	$193,865
CDK Global, Inc. 5.250% 5/15/29 (d)	66,000	70,290
Open Text Corp. 3.875% 2/15/28 (d)	302,000	305,491
Open Text Holdings, Inc. 4.125% 2/15/30 (d)	131,000	134,726
Solera LLC/ Solera Finance, Inc. 10.500% 3/01/24 (d)	465,000	485,925
SS&C Technologies, Inc. 5.500% 9/30/27 (d)	720,000	765,158
Veritas US, Inc./Veritas Bermuda Ltd. 7.500% 9/01/25 (d)	700,000	721,875
10.500% 2/01/24 (d)	2,020,000	1,899,608
		4,576,938
Storage & Warehousing — 0.9%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)	1,111,000	1,102,667
Telecommunications — 5.5%
Avaya, Inc. 6.125% 9/15/28 (d)	260,000	265,096
CenturyLink, Inc. 5.125% 12/15/26 (d)	526,000	540,407
CommScope Technologies Finance LLC 6.000% 6/15/25 (d)	211,000	213,859
CommScope Technologies LLC 5.000% 3/15/27 (d)	174,000	167,040
CommScope, Inc. 7.125% 7/01/28 (d)	200,000	205,500
8.250% 3/01/27 (d)	270,000	280,800
Consolidated Communications, Inc. 6.500% 10/01/28 (d) (e)	391,000	398,820
Hughes Satellite Systems Corp. 6.625% 8/01/26	687,000	743,471
Sprint Capital Corp. 8.750% 3/15/32	126,000	184,440
Sprint Corp. 7.625% 3/01/26	386,000	466,437
7.875% 9/15/23	1,386,000	1,592,168
Telecom Italia Capital 6.000% 9/30/34	150,000	174,000
Telecom Italia SpA 5.303% 5/30/24 (d)	586,000	634,345
ViaSat, Inc. 5.625% 4/15/27 (d)	197,000	202,664
6.500% 7/15/28 (d)	387,000	387,561
Windstream Escrow LLC / Windstream Escrow Finance Corp. 7.750% 8/15/28 (d)	116,000	113,970
		6,570,578
Toys, Games & Hobbies — 0.5%
Mattel, Inc. 6.750% 12/31/25 (d)	305,000	321,775

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.875% 12/15/27 (d)	$224,000	$241,080
		562,855
Transportation — 3.8%
Kenan Advantage Group, Inc. 7.875% 7/31/23 (d)	3,200,000	3,104,000
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. 6.500% 6/20/27 (d)	265,000	275,931
XPO Logistics, Inc. 6.250% 5/01/25 (d)	350,000	374,016
6.750% 8/15/24 (d)	716,000	758,387
		4,512,334

TOTAL CORPORATE DEBT (Cost $113,424,709)		111,255,585

TOTAL BONDS & NOTES (Cost $118,869,591)		116,328,016

	Number of Shares
Warrants — 0.0%

Basic Materials — 0.0%
Forest Products & Paper — 0.0%
Appvion Holding Corp. Tranche A, Expires 6/13/23, Strike price 31.25 (a) (b) (f)	2,106	—
Appvion Holding Corp. Tranche B, Expires 6/13/23, Strike price 31.25 (a) (b) (f)	2,106	—
		—

TOTAL WARRANTS (Cost $0)		—

TOTAL LONG-TERM INVESTMENTS (Cost $120,188,007)		116,471,883

TOTAL INVESTMENTS — 97.9% (Cost $120,188,007) (g)		116,471,883

Other Assets/(Liabilities) — 2.1%		2,521,173

NET ASSETS — 100.0%		$118,993,056

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2020, these securities amounted to a value of $225,280 or 0.19% of net assets.

(b)	Non-income producing security.
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2020, these securities amounted to a value of $14,233 or 0.01% of net assets.
(d)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2020, the aggregate market value of these securities amounted to $73,874,228 or 62.08% of net assets.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(f)	Investment was valued using significant unobservable inputs.
(g)	See Note 3 for aggregate cost for federal tax purposes.

MML Inflation-Protected and Income Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 89.0%

Municipal Obligations — 0.0%
Louisiana State Public Facilities Authority, Revenue Bonds, Series 2011-A, Class A2, 3 mo. USD LIBOR
1.168% FRN 4/26/27	$24,791	$24,811

TOTAL MUNICIPAL OBLIGATIONS (Cost $24,791)		24,811

Non-U.S. Government Agency Obligations — 62.4%
Auto Floor Plan Asset-Backed Securities — 3.6%
Navistar Financial Dealer Note Master Owner Trust II
Series 2019-1, Class A, 1 mo. USD LIBOR + .640% 0.788% FRN 5/25/24 (a)	5,700,000	5,693,922
Series 2019-1, Class B, 1 mo. USD LIBOR + .750% 0.898% FRN 5/25/24 (a)	3,000,000	2,993,032
Series 2019-1, Class C, 1 mo. USD LIBOR + .950% 1.098% FRN 5/25/24 (a)	1,300,000	1,293,231
NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1, 1 mo. USD LIBOR + .680%
0.832% FRN 10/17/22 (a)	2,000,000	2,000,200
		11,980,385
Automobile Asset-Backed Securities — 12.5%
American Credit Acceptance Receivables Trust
Series 2019-1, Class C, 3.500% 4/14/25 (a)	1,300,000	1,328,946
Series 2018-3, Class C, 3.750% 10/15/24 (a)	2,741,364	2,764,000
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A2A
0.600% 12/18/23	3,444,000	3,450,197
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C
4.530% 3/20/23 (a)	388,000	392,901
CarMax Auto Owner Trust, Series 2017-2, Class D
3.390% 10/16/23	2,400,000	2,443,497
Chesapeake Funding II LLC, Series 2018-1A, Class A2, 1 mo. USD LIBOR + .450%
0.602% FRN 4/15/30 (a)	439,174	439,586
CPS Auto Trust, Series 2018-C, Class B
3.430% 7/15/22 (a)	25,894	25,914
Drive Auto Receivables Trust, Series 2019-1, Class C
3.780% 4/15/25	963,000	991,099
Exeter Automobile Receivables Trust
Series 2020-2A, Class A, 1.130% 8/15/23 (a)	661,366	663,271
Series 2019-3A, Class A, 2.590% 9/15/22 (a)	128,520	128,677
Series 2019-1A, Class B, 3.450% 2/15/23 (a)	227,452	228,020
Flagship Credit Auto Trust
Series 2016-4, Class C, 2.710% 11/15/22 (a)	247,588	248,633
Series 2018-2, Class A, 2.970% 10/17/22 (a)	340,201	341,444

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hertz Fleet Lease Funding LP, Series 2018-1, Class A1, 1 mo. USD LIBOR + .500%
0.656% FRN 5/10/32 (a)	$1,196,340	$1,196,459
Hertz Vehicle Financing II LP
Series 2017-1A, Class B, 3.560% 10/25/21 (a)	2,530,000	2,508,827
Series 2019-2A, Class C, 4.260% 5/25/25 (a)	2,525,000	2,442,035
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class C, 2.820% 7/15/24 (a)	6,459,490	6,464,132
Series 2018-1A, Class A, 3.430% 12/16/24 (a)	502,338	508,957
Series 2017-2A, Class E, 4.740% 11/14/25 (a)	968,000	968,092
OSCAR US Funding XI LLC, Series 2019-2A, Class A2
2.490% 8/10/22 (a)	678,440	683,025
Santander Drive Auto Receivables Trust, Series 2020-2, Class A2A
0.620% 5/15/23	4,674,000	4,679,850
Tesla Auto Lease Trust, Series 2018-B, Class A
3.710% 8/20/21 (a)	4,809,751	4,854,736
World Omni Auto Receivables Trust, Series 2019-C, Class A2B, 1 mo. USD LIBOR + .230%
0.382% FRN 2/15/23	4,403,494	4,406,131
		42,158,429
Commercial Mortgage-Backed Securities — 2.6%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
1.652% FRN 7/15/35 (a)	1,700,000	1,576,794
BX Commercial Mortgage Trust
Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 1.752% FRN 12/15/36 (a)	1,298,811	1,283,474
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.852% FRN 11/15/35 (a)	1,582,000	1,569,255
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.152% FRN 10/15/36 (a)	1,661,271	1,641,658
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
1.902% FRN 12/15/37 (a)	308,865	302,014
DBJPM 17-C6 Mortgage Trust, Series 2017-C6, Class A1
1.907% 6/10/50	525,324	529,512
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 1 mo. USD LIBOR + 1.000%
1.152% FRN 6/15/32 (a)	1,364,866	1,303,473
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.952% FRN 5/15/36 (a)	476,000	470,796
		8,676,976
Credit Card Asset-Backed Securities — 0.3%
Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 1 mo. LIBOR + .770%
0.921% FRN 5/14/29	1,100,000	1,097,852
Home Equity Asset-Backed Securities — 0.1%
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE3, Class A4, 1 mo. USD LIBOR + .170%
0.318% FRN 3/25/36	181,549	180,441

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Other Asset-Backed Securities — 20.1%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%
0.352% FRN 3/15/41 (a)	$216,155	$212,654
Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200%
0.352% FRN 6/15/41 (a)	1,014,003	980,587
321 Henderson Receivables LLC
Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 0.352% FRN 9/15/41 (a)	117,161	114,942
Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200% 0.352% FRN 12/15/41 (a)	130,157	128,649
Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200% 0.352% FRN 3/15/42 (a)	542,194	523,572
AASET Trust
Series 2017-1A, Class A, 3.967% 5/16/42 (a)	159,224	143,949
Series 2018-2A, Class A, 4.454% 11/18/38 (a)	1,591,266	1,479,985
Affirm Asset Securitization Trust, Series 2020-Z1, Class A
3.460% 10/15/24 (a)	2,884,761	2,903,743
AIMCO CLO, Series 2015-AA, Class AR, 3 mo. USD LIBOR + .850%
1.125% FRN 1/15/28 (a)	2,328,639	2,314,005
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.150%
1.302% FRN 6/15/28 (a)	780,000	770,274
Avant Loans Funding Trust
Series 2019-B, Class A, 2.720% 10/15/26 (a)	848,091	851,282
Series 2019-A, Class A, 3.480% 7/15/22 (a)	49,664	49,680
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.100%
1.345% FRN 4/25/26 (a)	481,146	480,772
BCC Funding XIV LLC, Series 2018-1A, Class A2
2.960% 6/20/23 (a)	116,391	116,516
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class AR, 3 mo. USD LIBOR + .890%
1.162% FRN 1/18/29 (a)	1,997,380	1,972,986
CCG Receivables Trust, Series 2018-2, Class A2
3.090% 12/15/25 (a)	367,942	368,694
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B,
3.020% VRN 2/25/27 (a) (b)	107,407	107,252
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	192,341	195,701
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .360%
0.508% FRN 10/25/35	1,236,863	1,212,743
KREF Ltd.
Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.100% 1.251% FRN 6/15/36 (a)	3,980,000	3,951,898
Series 2018-FL1, Class AS, 1 mo. USD LIBOR + 1.350% 1.501% FRN 6/15/36 (a)	2,000,000	1,981,436
Series 2018-FL1, Class D, 1 mo. USD LIBOR + 2.550% 2.701% FRN 6/15/36 (a)	2,450,000	2,353,717
LCM Ltd., Series 19A, Class AR, 3 mo. USD LIBOR + 1.240%
1.515% FRN 7/15/27 (a)	1,300,000	1,296,173
Lendmark Funding Trust, Series 2018-1A, Class A
3.810% 12/21/26 (a)	630,000	641,818
Marlette Funding Trust
Series 2019-4A, Class A, 2.390% 12/17/29 (a)	3,683,974	3,718,255
Series 2019-3A, Class A, 2.690% 9/17/29 (a)	2,321,822	2,342,104
Series 2019-2A, Class A, 3.130% 7/16/29 (a)	3,483,712	3,520,932

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-1A, Class A, 3.440% 4/16/29 (a)	$5,139,459	$5,191,512
Series 2019-2A, Class B, 3.530% 7/16/29 (a)	385,000	392,547
Series 2018-1A, Class C, 3.690% 3/15/28 (a)	3,010,145	3,019,986
Series 2018-3A, Class B, 3.860% 9/15/28 (a)	3,204,834	3,225,626
MVW Owner Trust, Series 2017-1A, Class A
2.420% 12/20/34 (a)	73,734	75,174
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + .800%
1.075% FRN 1/15/28 (a)	2,320,782	2,303,497
NP SPE II LLC, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	345,659	343,255
OCP CLO Ltd., Series 2015-10A, Class A1R, 3 mo. USD LIBOR + .820%
1.065% FRN 10/26/27 (a)	1,660,390	1,649,619
Orange Lake Timeshare Trust, Series 2016-A, Class A
2.610% 3/08/29 (a)	174,645	175,004
Oxford Finance Funding Trust, Series 2016-1A, Class A
3.968% 6/17/24 (a)	61,089	61,113
PFS Financing Corp.
Series 2019-B, Class A, 1 mo. USD LIBOR + .550% 0.702% FRN 9/15/23 (a)	400,000	400,256
Series 2019-B, Class B, 1 mo. USD LIBOR + .800% 0.952% FRN 9/15/23 (a)	900,000	896,650
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I
4.262% 9/05/48 (a)	2,352,000	2,351,050
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
2.998% FRN 2/25/23 (a)	440,000	429,446
Saxon Asset Securities Trust, Series 2006-2, Class A3C, 1 mo. USD LIBOR + .150%
0.298% FRN 9/25/36	1,303,420	1,290,675
SCF Equipment Leasing LLC, Series 2020-1A, Class A2
0.680% 10/20/25 (a)	1,579,000	1,581,913
Sierra Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	2,261,656	2,229,222
Series 2015-3A, Class B, 3.080% 9/20/32 (a)	20,298	20,279
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	494,619	496,623
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	579,111	544,781
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	447,513	432,047
SoFi Consumer Loan Program Trust
Series 2017-4, Class A, 2.500% 5/26/26 (a)	240,815	242,469
Series 2017-6, Class A2, 2.820% 11/25/26 (a)	266,018	268,037
Series 2016-1A, Class A, 3.260% 8/25/25 (a)	241,619	243,506
Series 2017-2, Class A, 3.280% 2/25/26 (a)	56,084	56,057
SoFi Consumer Loan Program LLC, Series 2016-2A, Class B,
4.770% VRN 10/27/25 (a) (b)	1,924,674	1,936,085
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + .800%
0.948% FRN 11/25/35 (a)	1,165,614	1,110,339
TLF National Tax Lien Trust, Series 2017-1A, Class A
3.090% 12/15/29 (a)	438,755	441,648
Trip Rail Master Funding LLC, Series 2017-1A, Class A1
2.709% 8/15/47 (a)	88,430	88,509
Verizon Owner Trust., Series 2018-1A, Class A1A
2.820% 9/20/22 (a)	822,587	828,564
Westgate Resorts LLC
Series 2017-1A, Class A, 3.050% 12/20/30 (a)	235,027	234,313

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-1A, Class A, 3.380% 12/20/31 (a)	$350,008	$347,708
		67,641,829
Student Loans Asset-Backed Securities — 14.1%
Brazos Higher Education Authority, Inc.
Series 2006-2, Class A10, 3 mo. USD LIBOR + .120% 0.345% FRN 6/25/26	947,470	935,195
Revenue Bonds, Series 2006-2, Class B2, 1.656% 6/25/42	1,200,000	1,143,768
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + .100%
0.333% FRN 6/28/39	3,247,090	3,087,020
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
0.765% FRN 1/15/37	414,274	372,107
Commonbond Student Loan Trust, Series 2018-CGS, Class C
4.350% 2/25/46 (a)	39,027	39,288
DRB Prime Student Loan Trust
Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 2.048% FRN 10/25/44 (a)	781,663	783,565
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 2.148% FRN 4/25/40 (a)	173,115	171,273
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%
2.198% FRN 2/26/35 (a)	133,993	126,401
ECMC Group Student Loan Trust
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 1.348% FRN 12/27/66 (a)	1,323,486	1,316,159
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 1.498% FRN 7/26/66 (a)	891,154	899,896
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, PRIME - 1.150%
3.600% FRN 12/01/47 (a)	629,548	622,110
Edsouth Indenture
No.9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800% 0.948% FRN 10/25/56 (a)	356,321	347,183
No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500% 1.648% FRN 12/25/58 (a)	1,000,000	983,922
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + .750%
0.898% FRN 8/25/42 (a)	406,341	403,337
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%
0.950% FRN 8/25/48 (a)	247,778	243,161
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350%
0.597% FRN 6/28/39 (a)	464,342	416,318
KeyCorp Student Loan Trust
Series 2000-A, Class A2, 3 mo. USD LIBOR + .320% 0.570% FRN 5/25/29	34,487	33,975
Series 2005-A, Class 2B, 3 mo. USD LIBOR + .730% 0.963% FRN 9/27/38	1,600,367	1,578,384
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX
2.340% 10/25/48 (a)	556,347	544,941
Navient Student Loan Trust
Series 2017-3A, Class A2, 1 mo. USD LIBOR + .600% 0.748% FRN 7/26/66 (a)	758,627	755,247
Series 2018-1A, Class A3, 1 mo. USD LIBOR + .720% 0.868% FRN 3/25/67 (a)	1,120,000	1,109,251
Series 2016-3A, Class A2, 1 mo. USD LIBOR + .850% 0.998% FRN 6/25/65 (a)	58,643	58,591

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-2A, Class A2, 1 mo. USD LIBOR + 1.000% 1.148% FRN 2/27/68 (a)	$3,387,000	$3,390,324
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 1.298% FRN 7/26/66 (a)	410,000	410,000
Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200% 1.352% FRN 12/15/28 (a)	334,696	335,356
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 1.398% FRN 6/25/65 (a)	1,971,604	1,971,603
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 1.448% FRN 3/25/66 (a)	2,200,000	2,219,235
Series 2019-3A, Class B, 1 mo. USD LIBOR + 1.550% 1.698% FRN 7/25/68 (a)	2,900,000	2,554,351
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
1.898% FRN 12/26/40 (a)	247,858	236,752
Nelnet Student Loan Trust
Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 0.395% FRN 3/23/37	854,830	729,007
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 0.445% FRN 1/25/38	643,394	549,271
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 0.475% FRN 6/25/41	303,665	262,711
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 0.595% FRN 10/25/40	1,028,313	967,833
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 1.675% FRN 6/25/41 (a)	375,000	355,049
SLC Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 0.480% FRN 12/15/39	1,140,814	990,660
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 0.530% FRN 3/15/40	1,721,727	1,505,618
SLM Private Credit Student Loan Trust, Series 2004-B, Class B, 3 mo. USD LIBOR + .470%
0.720% FRN 9/15/33	464,578	463,575
SLM Student Loan Trust
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 0.385% FRN 10/25/28	335,074	332,055
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 0.445% FRN 1/25/70	338,641	302,190
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.455% FRN 10/25/40	360,234	322,064
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 0.465% FRN 1/25/41	397,070	355,065
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 0.545% FRN 7/25/25	233,572	228,226
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 0.555% FRN 1/25/55	358,713	318,908
Series 2004-8, Class B, 3 mo. USD LIBOR + .460% 0.705% FRN 1/25/40	396,506	357,528
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 0.715% FRN 10/25/64	275,194	244,410
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 0.845% FRN 10/25/65 (a)	2,100,000	2,051,448
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 0.900% FRN 12/15/38	401,945	369,211
SMB Private Education Loan Trust
Series 2019-A, Class A1, 1 mo. USD LIBOR + .350% 0.502% FRN 2/16/26 (a)	212,255	209,882
Series 2019-B, Class A1, 1 mo. USD LIBOR + .350% 0.502% FRN 7/15/26 (a)	153,909	153,793
Series 2018-B, Class A2B, 1 mo. USD LIBOR + .720% 0.872% FRN 1/15/37 (a)	1,302,832	1,289,033
Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 1.022% FRN 7/15/36 (a)	1,639,000	1,618,321
Series 2014-A, Class A2B, 1 mo. USD LIBOR + 1.150% 1.302% FRN 5/15/26 (a)	663,018	664,483
Series 2014-A, Class A2A, 3.050% 5/15/26 (a)	148,811	150,353
SoFi Alternative Trust, Series 2019-C, Class PT,
4.861% VRN 1/25/45 (a) (b)	1,610,413	1,731,194
SoFi Professional Loan Program LLC
Series 2017-A, Class A1, 1 mo. USD LIBOR + .700% 0.848% FRN 3/26/40 (a)	220,297	220,059

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 1.898% FRN 8/25/36 (a)	$206,180	$207,656
Series 2019-C, Class A1FX, 2.130% 11/16/48 (a)	1,061,511	1,068,806
Series 2016-B, Class A2B, 2.740% 10/25/32 (a)	2,191,320	2,226,559
		47,333,681
Whole Loan Collateral Collateralized Mortgage Obligations — 9.1%
Angel Oak Mortgage Trust, Series 2018-3, Class A3,
3.238% VRN 5/25/59 (a) (b)	1,153,744	1,165,630
Banc of America Funding, Series 2006-G, Class 2A1, 1 mo. USD LIBOR + .440%
0.596% FRN 7/20/36	1,169,119	1,159,385
BRAVO Residential Funding Trust, Series 2019-NQM1, Class A1,
2.666% VRN 7/25/59 (a) (b)	6,626,095	6,726,920
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
1.125% FRN 8/25/49 (a)	3,255,113	3,254,985
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A3,
3.030% VRN 7/25/49 (a) (b)	976,492	973,447
Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, 2.976% VRN 12/25/57 (a) (b)	259,239	260,856
Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (b)	259,239	260,991
Series 2018-2A, Class A1, 3.479% VRN 4/25/58 (a) (b)	863,812	873,761
Series 2019-1A, Class A3, 3.948% VRN 1/25/59 (a) (b)	182,923	184,932
Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (b)	1,284,010	1,296,900
JP Morgan Mortgage Trust
Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	251,440	251,939
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	460,642	463,826
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	313,270	316,972
New Residential Mortgage Loan Trust, Series 2019-NQM1, Class A3,
3.928% VRN 1/25/49 (a) (b)	866,104	881,058
Onslow Bay Financial LLC, Series 2020-EXP1, Class 2A2, 1 mo. USD LIBOR + .950%
1.098% FRN 2/25/60 (a)	1,621,699	1,624,272
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class 1APT, 1 mo. USD LIBOR + .310%
0.458% FRN 11/25/35	970,575	935,861
PSMC Trust, Series 2018-1, Class A3,
3.500% VRN 2/25/48 (a) (b)	324,511	327,994
Sequoia Mortgage Trust
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	358,028	359,092
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (b)	223,333	225,126
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (b)	752,314	761,322
Series 2018-CH3, Class A11, 4.000% VRN 8/25/48 (a) (b)	159,570	160,432
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (b)	919,707	932,072
Verus Securitization Trust
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (b)	894,965	914,165
Series 2019-1, Class A1, 3.836% VRN 2/25/59 (a) (b)	1,848,279	1,869,457
Series 2019-1, Class A3, 4.040% VRN 2/25/59 (a) (b)	4,257,297	4,316,726
		30,498,121

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $209,976,780)		209,567,714

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities — 4.6%
Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.211% 3.823% 3/01/37	$172,609	$181,891
Whole Loans — 4.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2020-DNA3, Class M1, 1 mo. USD LIBOR + 1.500% 1.648% FRN 6/25/50 (a)	9,600,000	9,616,151
Series 2020-DNA4, Class M1, 1 mo. USD LIBOR + 1.500% 1.648% FRN 8/25/50 (a)	5,040,000	5,055,288
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150%
2.298% FRN 9/25/31 (a)	670,903	669,138
		15,340,577

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $15,490,335)		15,522,468

U.S. Treasury Obligations — 22.0%
U.S. Treasury Bonds & Notes — 22.0%
U.S. Treasury Inflation Index
0.125% 10/15/24	6,260,202	6,645,229
0.125% 4/15/25	601,758	640,457
0.125% 7/15/26	2,215,538	2,403,425
0.125% 1/15/30	4,732,383	5,231,501
0.125% 7/15/30	1,919,760	2,135,533
0.250% 1/15/25	5,249,952	5,602,068
0.250% 7/15/29	3,899,126	4,362,706
0.250% 2/15/50	2,216,786	2,620,195
0.375% 7/15/25 (c)	1,988,186	2,158,735
0.375% 7/15/27	52,952	58,881
0.500% 4/15/24	2,773,332	2,944,679
0.500% 1/15/28	1,339,056	1,503,143
0.625% 4/15/23	3,076,673	3,219,209
0.625% 1/15/24	2,109,494	2,241,832
0.625% 1/15/26	2,425,829	2,674,428
0.625% 2/15/43	1,690,155	2,085,493
0.750% 7/15/28	2,244,665	2,586,684
0.750% 2/15/45	1,925,210	2,454,342
0.875% 1/15/29	2,051,920	2,390,888
0.875% 2/15/47	965,862	1,286,797
1.000% 2/15/48	1,575,723	2,176,714
1.375% 2/15/44	1,889,635	2,691,869
2.125% 2/15/41	1,301,256	2,023,555
2.375% 1/15/25	2,817,377	3,271,403
3.375% 4/15/32	364,870	554,225
3.625% 4/15/28	1,521,606	2,087,066

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.875% 4/15/29	$4,097,184	$5,892,103
		73,943,160

TOTAL U.S. TREASURY OBLIGATIONS (Cost $69,215,388)		73,943,160

TOTAL BONDS & NOTES (Cost $294,707,294)		299,058,153

TOTAL PURCHASED OPTIONS (#) — 0.4% (Cost $1,845,236)		1,192,932

TOTAL LONG-TERM INVESTMENTS (Cost $296,552,530)		300,251,085

Short-Term Investments — 10.5%
Commercial Paper — 8.9%
Avangrid, Inc.
0.254% 10/20/20 (a)	1,000,000	999,898
BP Capital Markets PLC
1.274% 11/02/20 (a)	3,000,000	2,999,667
Carnival Corp.
1.746% 11/25/20 (a)	4,000,000	3,975,690
1.902% 11/25/20 (a)	2,000,000	1,987,845
Dominion Resources, Inc.
0.203%, 10/13/20	1,000,000	999,937
0.335%, 11/03/20	3,000,000	2,999,453
Duke Energy Corp.
0.223% 1/05/21 (a)	2,000,000	1,998,712
Harley-Davidson Funding Corp.
0.304% 10/19/20 (a)	3,000,000	2,999,669
NRW Bank
0.183% 12/08/20 (a)	1,000,000	999,707
Nutrien Ltd.
0.223% 12/17/20 (a)	4,000,000	3,998,076
Schlumberger Holdings Corp.
0.254% 1/11/21 (a)	1,000,000	999,671
Societe Generale SA
0.081% 10/06/20 (a)	1,000,000	999,983
Suncor Energy, Inc.
0.254% 12/07/20 (a)	4,000,000	3,998,376
		29,956,684
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (d)	2,321,040	2,321,040
U.S. Treasury Bill — 0.9%
U.S. Treasury Bill
0.000% 10/06/20	3,000,000	2,999,972

TOTAL SHORT-TERM INVESTMENTS (Cost $35,294,112)		35,277,696

TOTAL INVESTMENTS — 99.9% (Cost $331,846,642) (e)		335,528,781

Other Assets/(Liabilities) — 0.1%		323,397

NET ASSETS — 100.0%		$335,852,178

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2020, the aggregate market value of these securities amounted to $213,039,561 or 63.43% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2020.
(c)	A portion of this security is pledged/held as collateral for open derivatives.
(d)	Maturity value of $2,321,040. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $2,367,539.
(e)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	1,967,000	$249,612	$98,335	$151,277
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	22,880,000	$631,717	$1,143,840	$(512,123)
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	12,590,000	311,603	603,061	(291,458)
									943,320	1,746,901	(803,581)
									$1,192,932	$1,845,236	$(652,304)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	12/21/20	36	$6,355,798	$(9,673)
U.S. Treasury Note 2 Year	12/31/20	2	441,897	25
U.S. Treasury Note 5 Year	12/31/20	48	6,048,199	1,301
				$(8,347)
Short
U.S. Treasury Ultra 10 Year	12/21/20	34	$(5,423,486)	$(13,858)
U.S. Treasury Ultra Bond	12/21/20	16	(3,591,369)	42,369
				$28,511

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 35†	1.00%	Quarterly	12/20/2025	USD	1,800,000	$(37,514)	$(44,103)	$6,589

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
1.833%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs & Co.	8/28/23	USD	3,000,000	$(3,500)	$—	$(3,500)
1.880%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs & Co.	8/28/25	USD	2,000,000	(3,660)	—	(3,660)
1.643%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International	12/09/21	USD	11,000,000	(77,658)	—	(77,658)
1.180%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International	6/22/22	USD	3,000,000	34,335	—	34,335
1.669%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International	11/08/22	USD	1,920,000	(15,200)	—	(15,200)
								$(65,683)	$—	$(65,683)

OTC Total Return Swaps
Paid by the Fund				Received by the Fund
Rate/ Reference	No. of Contracts/ Notional		Frequency	Rate/ Reference	No. of Contracts/ Notional	Frequency	Counterparty	Termination Date	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
0.29%	USD	42,656,014	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	123,929	Maturity	BNP Paribas SA	1/29/21	$306,525	$—	$306,525
0.30%	USD	64,794,997	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	186,216	Maturity	BNP Paribas SA	2/26/21	(239,621)	—	(239,621)
0.31%	USD	32,000,000	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	96,168	Maturity	Goldman Sachs International	10/30/20	1,338,554	—	1,338,554
0.29%	USD	53,814,689	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	156,349	Maturity	Goldman Sachs International	1/29/21	386,715	—	386,715
0.30%	USD	53,995,831	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	155,180	Maturity	Goldman Sachs International	2/26/21	(199,684)	—	(199,684)
									$1,592,489	$—	$1,592,489

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD	U.S. Dollar

MML Managed Bond Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 0.2%

Preferred Stock — 0.2%
Financial — 0.2%
Insurance — 0.2%
Allstate Corp., 3 mo. USD LIBOR + 3.165% 5.100% VRN 1/15/53	95,000	$2,467,150

TOTAL PREFERRED STOCK (Cost $2,375,000)		2,467,150

TOTAL EQUITIES (Cost $2,375,000)		2,467,150

	Principal Amount
Bonds & Notes — 98.4%

Corporate Debt — 40.0%
Aerospace & Defense — 0.2%
BAE Systems PLC 1.900% 2/15/31 (a)	$595,000	592,274
Raytheon Technologies Corp. 4.500% 6/01/42	1,000,000	1,262,526
		1,854,800
Agriculture — 1.0%
BAT Capital Corp. 2.259% 3/25/28	725,000	728,597
4.700% 4/02/27	1,050,000	1,204,592
4.758% 9/06/49	540,000	586,469
Bunge Ltd. Finance Corp. 1.630% 8/17/25	385,000	386,684
3.250% 8/15/26	1,179,000	1,271,374
4.350% 3/15/24	1,810,000	1,994,441
Imperial Brands Finance PLC 3.875% 7/26/29 (a)	2,764,000	2,993,921
Reynolds American, Inc. 5.850% 8/15/45	985,000	1,196,917
		10,362,995
Airlines — 0.3%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	140,132	99,245
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.500% 10/20/25 (a)	980,000	1,006,315
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.100% 10/01/29	1,431,516	1,284,875

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	$465,264	$360,777
		2,751,212
Auto Manufacturers — 1.7%
Ford Motor Credit Co. LLC 3.087% 1/09/23	1,410,000	1,381,645
4.140% 2/15/23	2,760,000	2,777,167
General Motors Co. 4.200% 10/01/27	565,000	605,520
5.150% 4/01/38	800,000	849,574
General Motors Financial Co., Inc. 3.500% 11/07/24	2,100,000	2,206,149
4.150% 6/19/23	2,193,000	2,327,913
4.200% 11/06/21	1,216,000	1,255,088
Hyundai Capital America 2.850% 11/01/22 (a)	1,705,000	1,763,175
3.000% 2/10/27 (a)	4,225,000	4,365,570
		17,531,801
Banks — 5.7%
ABN AMRO Bank NV 4.750% 7/28/25 (a)	310,000	349,091
Associated Banc-Corp. 4.250% 1/15/25	2,411,000	2,568,832
Bank of America Corp. SOFR + 2.150% 2.592% VRN 4/29/31	1,255,000	1,335,221
4.183% 11/25/27	1,090,000	1,248,832
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,150,000	1,401,404
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	475,000	557,204
6.110% 1/29/37	1,550,000	2,188,062
7.750% 5/14/38	400,000	662,475
The Bank of Nova Scotia 4.500% 12/16/25	795,000	920,915
3 mo. USD LIBOR + 2.648% 4.650% VRN (b)	3,575,000	3,465,533
Barclays Bank PLC 10.179% 6/12/21 (a)	3,351,000	3,525,617
Barclays PLC 3 mo. USD LIBOR + 1.380% 1.660% FRN 5/16/24	2,085,000	2,090,679
4.337% 1/10/28	1,720,000	1,915,323
BPCE SA 1.652% 10/06/26 (a) (c)	3,635,000	3,640,844
Citigroup, Inc. 4.125% 7/25/28	1,725,000	1,986,878
4.450% 9/29/27	450,000	521,817
6.625% 6/15/32	375,000	523,924
Credit Suisse AG 6.500% 8/08/23 (a)	3,069,000	3,475,642
Deutsche Bank AG 3.150% 1/22/21	1,998,000	2,010,088
Discover Bank 5 year USD Swap + 1.730% 4.682% VRN 8/09/28	2,905,000	3,045,428
First Republic Bank 4.375% 8/01/46	3,210,000	3,888,295
Fulton Financial Corp. 3.600% 3/16/22	1,565,000	1,599,513
The Goldman Sachs Group, Inc.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.250% 10/21/25	$550,000	$625,736
5.950% 1/15/27	1,410,000	1,735,001
6.750% 10/01/37	1,145,000	1,663,603
HSBC Holdings PLC 4.250% 3/14/24	1,225,000	1,313,646
4.250% 8/18/25	1,512,000	1,643,199
JP Morgan Chase & Co. SOFR + 2.515% 2.956% VRN 5/13/31	990,000	1,062,175
5.600% 7/15/41	1,125,000	1,649,805
Morgan Stanley 4.350% 9/08/26	3,200,000	3,704,003
Valley National Bancorp 5.125% 9/27/23	1,530,000	1,639,389
Wells Fargo & Co. 5.375% 11/02/43	909,000	1,203,290
		59,161,464
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46	3,475,000	4,284,777
Bacardi Ltd. 5.150% 5/15/38 (a)	450,000	548,776
Molson Coors Beverage Co. 4.200% 7/15/46	1,124,000	1,185,640
5.000% 5/01/42	360,000	407,720
		6,426,913
Chemicals — 1.0%
DuPont de Nemours, Inc. 5.319% 11/15/38	1,750,000	2,220,676
Huntsman International LLC 5.125% 11/15/22	1,000,000	1,075,298
Nutrition & Biosciences, Inc. 1.832% 10/15/27 (a)	755,000	758,423
Syngenta Finance NV 4.441% 4/24/23 (a)	2,065,000	2,180,931
Yara International ASA 3.148% 6/04/30 (a)	295,000	315,676
4.750% 6/01/28 (a)	3,328,000	3,899,811
		10,450,815
Commercial Services — 0.1%
ERAC USA Finance LLC 6.700% 6/01/34 (a)	125,000	172,648
PayPal Holdings, Inc. 3.250% 6/01/50	695,000	768,818
		941,466
Computers — 0.9%
Apple, Inc. 2.650% 5/11/50	700,000	733,518
Dell International LLC/EMC Corp. 6.020% 6/15/26 (a)	2,702,000	3,172,633
Genpact Luxembourg Sarl 3.375% 12/01/24	2,660,000	2,785,523
3.700% STEP 4/01/22	2,400,000	2,456,983

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Leidos, Inc. 4.375% 5/15/30 (a)	$575,000	$673,871
		9,822,528
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.500% 9/15/23	1,370,000	1,411,855
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.500% 7/15/25	645,000	696,320
Aircastle Ltd. 4.400% 9/25/23	3,095,000	3,061,729
5.000% 4/01/23	1,750,000	1,753,943
Antares Holdings LP 6.000% 8/15/23 (a)	2,945,000	2,978,152
8.500% 5/18/25 (a)	720,000	759,324
Ares Finance Co. LLC 4.000% 10/08/24 (a)	2,080,000	2,223,481
Avolon Holdings Funding Ltd. 3.250% 2/15/27 (a)	1,365,000	1,217,759
Brookfield Finance, Inc. 4.350% 4/15/30	2,825,000	3,298,015
4.850% 3/29/29	1,752,000	2,090,352
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	335,000	353,612
Global Aircraft Leasing Co. Ltd. 6.500% 9/15/24 (a)	1,398,937	779,907
Lazard Group LLC 3.625% 3/01/27	1,253,000	1,353,346
3.750% 2/13/25	800,000	867,172
4.500% 9/19/28	755,000	873,386
LeasePlan Corp. NV 2.875% 10/24/24 (a)	1,535,000	1,584,146
Legg Mason, Inc. 5.625% 1/15/44	1,195,000	1,654,600
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (a)	1,550,000	1,535,971
5.250% 8/15/22 (a)	5,055,000	5,075,450
5.500% 2/15/24 (a)	545,000	549,155
		34,117,675
Electric — 1.2%
Appalachian Power Co. 4.500% 3/01/49	1,250,000	1,562,679
CMS Energy Corp. 4.875% 3/01/44	780,000	1,021,222
Entergy Arkansas LLC 2.650% 6/15/51	1,765,000	1,781,240
Entergy Louisiana LLC 4.950% 1/15/45	1,005,000	1,105,999
Infraestructura Energetica Nova SAB de CV 3.750% 1/14/28 (a)	820,000	811,800
ITC Holdings Corp. 2.950% 5/14/30 (a)	895,000	962,428
Nevada Power Co. 6.650% 4/01/36	550,000	812,511
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	815,771

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pacific Gas and Electric Co. 2.500% 2/01/31	$775,000	$737,389
Potomac Electric Power Co. 4.150% 3/15/43	700,000	846,996
Xcel Energy, Inc. 6.500% 7/01/36	1,250,000	1,832,624
		12,290,659
Foods — 0.3%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.500% 1/15/30 (a)	776,000	844,653
Kraft Heinz Foods Co. 3.950% 7/15/25	616,000	668,390
Mars, Inc. 3.950% 4/01/49 (a)	660,000	798,983
Smithfield Foods, Inc. 3.000% 10/15/30 (a)	943,000	945,037
		3,257,063
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	1,250,000	1,325,000
Gas — 0.4%
CenterPoint Energy Resources Corp. 6.625% 11/01/37	1,250,000	1,793,018
NiSource, Inc. 4.800% 2/15/44	1,035,000	1,293,507
5.800% 2/01/42	950,000	1,291,512
		4,378,037
Health Care – Products — 0.1%
Dentsply Sirona, Inc. 3.250% 6/01/30	600,000	652,309
Health Care – Services — 0.3%
City of Hope 4.378% 8/15/48	1,050,000	1,277,470
Humana, Inc. 4.800% 3/15/47	830,000	1,086,563
UnitedHealth Group, Inc. 3.125% 5/15/60	845,000	906,882
		3,270,915
Insurance — 5.7%
Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	4,260,000	4,435,827
American International Group, Inc. 3.400% 6/30/30	745,000	824,986
4.200% 4/01/28	1,025,000	1,188,694
4.500% 7/16/44	725,000	845,753
4.750% 4/01/48	505,000	618,705
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	2,860,000	3,123,952
AmTrust Financial Services, Inc. 6.125% 8/15/23	3,370,000	3,124,659

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Arch Capital Group US, Inc.
5.144% 11/01/43	$540,000	$687,035
Athene Global Funding 2.500% 1/14/25 (a)	2,780,000	2,865,524
Athene Holding Ltd. 4.125% 1/12/28	5,728,000	6,220,088
6.150% 4/03/30	200,000	237,505
AXIS Specialty Finance LLC 3.900% 7/15/29	1,110,000	1,213,182
5 year CMT + 3.186% 4.900% VRN 1/15/40	1,315,000	1,313,753
AXIS Specialty Finance PLC
4.000% 12/06/27	2,500,000	2,736,529
Brighthouse Financial, Inc. 3.700% 6/22/27	1,175,000	1,218,901
4.700% 6/22/47	1,125,000	1,082,697
5.625% 5/15/30	1,055,000	1,228,616
Brown & Brown, Inc. 2.375% 3/15/31	600,000	603,690
4.200% 9/15/24	1,132,000	1,249,173
CNO Financial Group, Inc.
5.250% 5/30/25	2,621,000	3,006,193
Enstar Group Ltd. 4.500% 3/10/22	920,000	958,502
4.950% 6/01/29	1,600,000	1,792,891
Equitable Holdings, Inc.
5.000% 4/20/48	900,000	1,063,827
Markel Corp.
3.350% 9/17/29	585,000	645,907
New York Life Insurance Co.
3.750% 5/15/50 (a)	510,000	574,985
The Progressive Corp. 3 mo. USD LIBOR + 2.539% 5.375% VRN (b)	1,625,000	1,625,000
Prudential Financial, Inc. 5 year CMT + 3.035% 3.700% VRN 10/01/50	460,000	469,338
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	1,025,000	1,088,730
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	2,440,000	2,758,543
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	550,000	579,265
Reinsurance Group of America, Inc.
3.150% 6/15/30	1,160,000	1,262,935
Teachers Insurance & Annuity Association of America
4.270% 5/15/47 (a)	750,000	878,114
USF&G Capital I
8.500% 12/15/45 (a)	885,000	1,390,803
Voya Financial, Inc. 3 mo. USD LIBOR + 2.084%
4.700% VRN 1/23/48	1,080,000	1,081,013
Willis North America, Inc. 2.950% 9/15/29	905,000	975,209
4.500% 9/15/28	1,965,000	2,336,406
XLIT Ltd. 4.450% 3/31/25	2,250,000	2,544,654
		59,851,584
Internet — 0.2%
Alphabet, Inc. 2.250% 8/15/60	820,000	775,374

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Amazon.com, Inc.
4.050% 8/22/47	$775,000	$1,006,886
		1,782,260
Investment Companies — 1.3%
Ares Capital Corp. 3.500% 2/10/23	2,600,000	2,670,648
4.200% 6/10/24	1,450,000	1,510,462
BlackRock TCP Capital Corp. 3.900% 8/23/24	2,910,000	2,956,618
4.125% 8/11/22	2,870,000	2,910,846
Sixth Street Specialty Lending, Inc. 3.875% 11/01/24	3,575,000	3,621,657
		13,670,231
Iron & Steel — 0.2%
Vale Overseas Ltd. 6.250% 8/10/26	1,250,000	1,478,125
6.875% 11/21/36	630,000	820,065
		2,298,190
Machinery – Diversified — 0.3%
CNH Industrial Capital LLC 1.950% 7/02/23	560,000	570,499
3.875% 10/15/21	2,280,000	2,342,042
		2,912,541
Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.484% 10/23/45	735,000	985,821
Comcast Corp. 3.450% 2/01/50	1,340,000	1,513,743
3.969% 11/01/47	630,000	753,094
4.750% 3/01/44	880,000	1,159,427
6.950% 8/15/37	265,000	419,479
Discovery Communications LLC 3.950% 3/20/28	1,052,000	1,196,754
4.000% 9/15/55 (a)	1,210,000	1,228,519
4.650% 5/15/50	490,000	561,694
Grupo Televisa SAB 6.625% 3/18/25	2,196,000	2,644,808
Time Warner Cable, Inc.
6.750% 6/15/39	985,000	1,332,030
ViacomCBS, Inc. 4.200% 5/19/32	1,220,000	1,396,114
The Walt Disney Co.
3.600% 1/13/51	1,515,000	1,707,264
		14,898,747
Mining — 0.9%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (a)	894,000	1,047,983
Glencore Funding LLC
3.875% 10/27/27 (a)	975,000	1,063,120

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.000% 4/16/25 (a)	$2,150,000	$2,359,818
4.625% 4/29/24 (a)	3,065,000	3,376,562
Kinross Gold Corp. 4.500% 7/15/27	470,000	533,070
Teck Resources Ltd. 6.000% 8/15/40	850,000	962,518
		9,343,071
Miscellaneous - Manufacturing — 0.2%
Carlisle Cos., Inc. 2.750% 3/01/30	1,353,000	1,438,188
General Electric Co. 4.125% 10/09/42	113,000	114,327
6.875% 1/10/39	298,000	382,809
		1,935,324
Oil & Gas — 2.4%
BP Capital Markets PLC 5 year CMT + 4.036% 4.375% VRN (b)	1,500,000	1,563,750
Cenovus Energy, Inc. 4.250% 4/15/27	1,125,000	1,017,090
6.750% 11/15/39	765,000	769,092
Devon Energy Corp. 5.850% 12/15/25	1,510,000	1,692,252
Diamondback Energy, Inc. 3.250% 12/01/26	1,105,000	1,108,640
EQT Corp. 3.900% 10/01/27	4,510,000	4,152,019
7.875% STEP 2/01/25	1,725,000	1,912,076
Marathon Petroleum Corp. 4.500% 4/01/48	510,000	516,861
6.500% 3/01/41	1,120,000	1,365,410
Newfield Exploration Co. 5.375% 1/01/26	1,650,000	1,549,565
5.625% 7/01/24	975,000	945,799
5.750% 1/30/22	1,904,000	1,903,177
Occidental Petroleum Corp. 6.600% 3/15/46	1,258,000	1,083,453
Ovintiv, Inc.
6.500% 2/01/38	545,000	494,933
Patterson-UTI Energy, Inc. 3.950% 2/01/28	1,680,000	1,298,460
Petroleos Mexicanos
5.350% 2/12/28	665,000	575,225
6.375% 1/23/45	595,000	456,068
6.500% 3/13/27	585,000	548,163
6.625% 6/15/35	140,000	116,262
Saudi Arabian Oil Co.
4.250% 4/16/39 (a)	2,075,000	2,385,183
		25,453,478
Oil & Gas Services — 0.3%
National Oilwell Varco, Inc. 3.600% 12/01/29	1,570,000	1,524,895

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.950% 12/01/42	$1,506,000	$1,354,236
		2,879,131
Packaging & Containers — 0.3%
Amcor Finance USA, Inc. 3.625% 4/28/26	2,230,000	2,484,153
WRKCo, Inc. 3.000% 6/15/33	655,000	712,505
		3,196,658
Pharmaceuticals — 1.6%
AbbVie, Inc. 4.050% 11/21/39 (a)	1,045,000	1,201,706
4.700% 5/14/45	1,260,000	1,551,439
Bristol-Myers Squibb Co. 4.350% 11/15/47	830,000	1,096,192
Cigna Corp. 4.800% 7/15/46 (a)	880,000	1,102,696
CVS Health Corp. 4.300% 3/25/28	425,000	497,450
5.050% 3/25/48	455,000	580,766
6.125% 9/15/39	560,000	778,116
CVS Pass-Through Trust 5.926% 1/10/34 (a)	1,048,962	1,213,960
7.507% 1/10/32 (a)	895,812	1,118,664
McKesson Corp. 6.000% 3/01/41	550,000	749,359
Mylan NV 3.950% 6/15/26	2,230,000	2,508,817
5.250% 6/15/46	1,375,000	1,706,518
Takeda Pharmaceutical Co. Ltd. 3.375% 7/09/60	970,000	1,021,837
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	724,000	717,122
Upjohn, Inc. 2.700% 6/22/30 (a)	1,235,000	1,278,671
		17,123,313
Pipelines — 2.0%
Energy Transfer Operating LP 4.200% 4/15/27	1,085,000	1,122,594
5.875% 1/15/24	1,150,000	1,266,136
6.125% 12/15/45	1,000,000	1,003,791
3 mo. USD LIBOR + 4.028% 6.250% VRN (b)	2,370,000	1,546,425
EnLink Midstream Partners LP 4.150% 6/01/25	2,924,000	2,517,652
4.850% 7/15/26	951,000	822,720
Enterprise Products Operating LLC 3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	1,775,000	1,690,244
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	1,205,000	1,072,450
EQM Midstream Partners LP 4.750% 7/15/23	2,325,000	2,320,466
MPLX LP 4.500% 4/15/38	595,000	609,130
6.250% 10/15/22	652,000	652,708
3 mo. USD LIBOR + 4.652% 6.875% VRN (b)	1,775,000	1,453,521

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110% 6.125% VRN (b)	$2,345,000	$1,487,668
Plains All American Pipeline LP/PAA Finance Corp. 3.800% 9/15/30	1,150,000	1,115,134
4.500% 12/15/26	617,000	656,022
4.700% 6/15/44	1,195,000	1,059,543
6.650% 1/15/37	375,000	410,338
Sunoco Logistics Partners Operations LP 5.300% 4/01/44	525,000	489,137
		21,295,679
Private Equity — 0.7%
Apollo Management Holdings LP 5 year CMT + 3.266% 4.950% VRN 1/14/50 (a)	805,000	804,696
Carlyle Finance Subsidiary LLC 3.500% 9/19/29 (a)	1,100,000	1,190,348
Hercules Capital, Inc. 4.625% 10/23/22	2,910,000	2,945,776
KKR Group Finance Co. VI LLC 3.750% 7/01/29 (a)	1,260,000	1,449,564
KKR Group Finance Co. VIII LLC 3.500% 8/25/50 (a)	710,000	723,516
		7,113,900
Real Estate Investment Trusts (REITS) — 2.3%
Agree LP 2.900% 10/01/30	470,000	487,492
American Tower Trust #1
3.652% 3/15/48 (a)	1,910,000	2,072,114
Crown Castle International Corp. 5.200% 2/15/49	287,000	377,680
Healthcare Trust of America Holdings LP 3.500% 8/01/26	915,000	1,018,534
Highwoods Realty LP 4.125% 3/15/28	475,000	524,052
Host Hotels & Resorts LP 3.500% 9/15/30	2,120,000	2,029,286
SBA Tower Trust 1.884% 7/15/50 (a)	1,441,000	1,473,005
Service Properties Trust 4.500% 6/15/23	760,000	745,317
4.950% 10/01/29	1,155,000	990,412
Spirit Realty LP 3.200% 1/15/27	2,280,000	2,309,250
3.400% 1/15/30	515,000	512,037
4.000% 7/15/29	1,290,000	1,341,849
4.450% 9/15/26	133,000	142,713
Store Capital Corp. 4.625% 3/15/29	1,626,000	1,743,563
Tanger Properties LP 3.875% 12/01/23	1,448,000	1,456,272
VEREIT Operating Partnership LP 3.100% 12/15/29	2,790,000	2,794,878
3.400% 1/15/28	365,000	381,094
4.625% 11/01/25	2,260,000	2,497,086

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
WP Carey, Inc.
4.250% 10/01/26	$757,000	$854,647
		23,751,281
Retail — 0.6%
Advance Auto Parts, Inc.
1.750% 10/01/27	315,000	314,065
AutoZone, Inc.
1.650% 1/15/31	975,000	954,528
El Puerto de Liverpool SAB de CV
3.950% 10/02/24 (a)	2,620,000	2,728,101
Starbucks Corp.
2.550% 11/15/30	1,595,000	1,693,498
		5,690,192
Semiconductors — 0.2%
KLA Corp.
3.300% 3/01/50	1,615,000	1,706,282
Software — 0.4%
Broadridge Financial Solutions, Inc.
2.900% 12/01/29	1,210,000	1,310,827
Microsoft Corp.
4.450% 11/03/45	2,064,000	2,916,399
		4,227,226
Telecommunications — 1.5%
AT&T, Inc.
1.650% 2/01/28	680,000	681,286
3.500% 9/15/53 (a)	1,578,000	1,525,648
3.550% 9/15/55 (a)	5,153,000	4,994,147
Crown Castle Towers LLC
3.222% 5/15/42 (a)	1,700,000	1,724,814
4.241% 7/15/48 (a)	2,750,000	3,133,828
Qwest Corp
6.750% 12/01/21	725,000	765,636
Telefonica Emisiones SAU
4.665% 3/06/38	1,105,000	1,273,551
Verizon Communications, Inc.
6.550% 9/15/43	885,000	1,440,586
		15,539,496
Transportation — 0.3%
Autoridad del Canal de Panama
4.950% 7/29/35 (a)	1,050,000	1,305,948
CSX Corp.
4.750% 11/15/48	650,000	862,931
Norfolk Southern Corp.
4.050% 8/15/52	860,000	1,053,887
		3,222,766

TOTAL CORPORATE DEBT (Cost $394,012,068)		416,487,002

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Municipal Obligations — 0.4%
AccessLex Institute, Revenue Bonds, Series 2004-A, Class A3 1.699% 7/01/39 (d)	$50,000	$49,951
JobsOhio Beverage System Series B, Revenue Bonds 4.532% 1/01/35	1,950,000	2,503,585
Orange County Local Transportation Authority BAB, Revenue Bonds 6.908% 2/15/41	1,350,000	2,067,768
		4,621,304
TOTAL MUNICIPAL OBLIGATIONS (Cost $3,992,089)		4,621,304

Non-U.S. Government Agency Obligations — 31.1%
Automobile Asset-Backed Securities — 1.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C 4.530% 3/20/23 (a)	1,271,000	1,287,054
Carmax Auto Owner Trust, Series 2019-3, Class D 2.850% 1/15/26	1,974,000	1,990,112
Carvana Auto Receivables Trust, Series 2019-4A, Class D 3.070% 7/15/25 (a)	1,625,000	1,671,771
Hertz Vehicle Financing II LP Series 2019-3A, Class B, 3.030% 12/26/25 (a)	2,293,000	2,282,684
Series 2018-1A, Class B, 3.600% 2/25/24 (a)	2,310,000	2,290,217
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class B 3.950% 11/14/28 (a)	1,774,000	1,864,521
Santander Revolving Auto Loan Trust Series 2019-A, Class B, 2.800% 1/26/32 (a)	856,000	900,661
Series 2019-A, Class C, 3.000% 1/26/32 (a)	561,000	567,995
Series 2019-A, Class D, 3.450% 1/26/32 (a)	1,087,000	1,083,077
		13,938,092
Commercial Mortgage-Backed Securities — 5.5%
Aventura Mall Trust, Series 2018-AVM, Class C, 4.249% VRN 7/05/40 (a) (d)	4,270,000	4,009,047
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 1.502% FRN 9/15/34 (a)	670,000	626,465
BANK Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (d)	441,000	510,490
Series 2019-BN16, Class AS, 4.267% 2/15/52	665,833	792,590
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (d)	547,420	612,081
BBCMS Mortgage Trust Series 2020-C7, Class AS, 2.444% 4/15/53	1,326,000	1,392,874
Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (a) (d)	2,250,000	2,000,607
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (a) (d)	1,610,000	1,321,506
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (a) (d)	1,370,000	1,030,630
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, 5.513% VRN 1/12/45 (d)	362,773	359,064
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 1.402% FRN 7/15/35 (a)	4,450,000	4,255,385
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 1.652% FRN 7/15/35 (a)	4,950,000	4,591,252
BX Commercial Mortgage Trust Series 2018-IND, Class B, 1 mo. USD LIBOR + .900% 1.052% FRN 11/15/35 (a)	735,000	732,303

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 1.752% FRN 12/15/36 (a)	$4,113,235	$4,064,664
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.852% FRN 11/15/35 (a)	1,876,000	1,860,886
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.952% FRN 10/15/36 (a)	1,641,336	1,626,062
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.152% FRN 10/15/36 (a)	1,982,134	1,958,732
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
1.902% FRN 12/15/37 (a)	898,516	878,586
Century Plaza Towers
Series 2019-CPT, Class D, 3.097% VRN 11/13/39 (a) (d)	982,000	979,183
Series 2019-CPT, Class E, 3.097% VRN 11/13/39 (a) (d)	1,556,000	1,468,825
Commercial Mortgage Pass-Through Certificates
Series 2012-CR4, Class B, 3.703% 10/15/45 (a)	1,060,000	692,134
Series 2014-UBS2, Class AM, 4.199% 3/10/47	1,375,000	1,477,202
Series 2015-CR23, Class C, 4.435% VRN 5/10/48 (d)	1,000,000	1,006,746
Series 2014-LC17, Class C, 4.705% VRN 10/10/47 (d)	2,908,000	2,943,687
Jackson Park Trust, Series 2019-LIC, Class C,
3.131% VRN 10/14/39 (a) (d)	2,300,000	2,374,559
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.952% FRN 5/15/36 (a)	1,505,000	1,488,548
Manhattan West, Series 2020-1MW, Class B,
2.413% VRN 9/10/39 (a) (d)	2,122,000	2,174,247
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	919,000	950,507
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (a) (d)	1,003,000	1,018,731
MKT Mortgage Trust
Series 2020-525M, Class D, 2.941% VRN 2/12/40 (a) (d)	475,000	464,465
Series 2020-525M, Class E, 2.941% VRN 2/12/40 (a) (d)	976,000	911,014
Morgan Stanley Capital I Trust
Series 2019-L2, Class AS, 4.272% 3/15/52	1,950,000	2,291,275
Series 2018-H3, Class B, 4.620% VRN 7/15/51 (d)	760,000	878,977
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (a) (d)	1,325,000	1,330,081
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (d)	1,450,000	1,701,505
Series 2018-C45, Class B, 4.556% 6/15/51	400,000	439,686
		57,214,596
Other Asset-Backed Securities — 14.8%
321 Henderson Receivables LLC, Series 2015-1A, Class A
3.260%9/15/72 (a)	1,863,640	1,938,805
522 Funding CLO I Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.250%
2.522% FRN 10/20/31 (a)	820,000	798,516
AASET Trust
Series 2020-1A, Class A, 3.351% 1/16/40 (a)	1,549,240	1,427,493
Series 2019-1, Class A, 3.844% 5/15/39 (a)	1,683,470	1,568,743
Series 2018-2A, Class A, 4.454% 11/18/38 (a)	1,495,616	1,391,025
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	1,920,026	1,997,748
AGL CLO 7 Ltd., Series 2020-7A, Class A1, 3 mo. USD LIBOR + 1.800%
2.050% FRN 7/15/31 (a)	375,000	375,860
AIMCO CLO, Series 2019-10A, Class C, 3 mo. USD LIBOR + 2.450%
2.708% FRN 7/22/32 (a)	2,000,000	1,963,998

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Allegro CLO X Ltd., Series 2019-1A, Class C, 3 mo. USD LIBOR + 2.750% 3.022% FRN 4/20/32 (a)	$2,200,000	$2,200,587
Anchorage Capital CLO Ltd., Series 2020-15A, Class A, 3 mo. USD LIBOR + 1.850% 2.089% FRN 7/20/31 (a)	1,500,000	1,505,416
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750% 2.006% FRN 1/23/31 (a)	1,190,000	1,175,055
Avery Point VII CLO Ltd., Series 2015-7A, Class DR, 3 mo. USD LIBOR + 3.600% 3.875% FRN 1/15/28 (a)	1,000,000	954,041
Ballyrock CLO Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 4.100% 4.353% FRN 11/20/30 (a)	400,000	399,904
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class CR, 3 mo. USD LIBOR + 3.500% 3.775% FRN 1/15/29 (a)	500,000	470,490
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class B, 3 mo. USD LIBOR + 1.950% 2.225% FRN 10/15/32 (a)	500,000	500,310
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A 2.940% 5/25/29 (a)	499,493	501,748
CAL Funding II Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (a)	1,216,000	1,205,816
Canyon Capital CLO Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 2.750% 3.025% FRN 10/15/32 (a)	250,000	247,272
Capital Automotive REIT Series 2014-1A, Class A, 3.660% 10/15/44 (a)	850,298	848,845
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	938,608	941,552
Carlyle Global Market Strategies CLO Ltd., Series 2015-3A, Class CR, 3 mo. USD LIBOR + 2.850% 3.097% FRN 7/28/28 (a)	330,000	308,274
CARS-DB4 LP Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	495,699	508,473
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	398,000	412,485
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A 3.967% 4/15/39 (a)	1,289,292	1,193,185
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (a)	1,343,348	1,254,108
CBAM Ltd. Series 2019-10A, Class B, 3 mo. USD LIBOR + 2.050% 2.322% FRN 4/20/32 (a)	1,900,000	1,902,316
Series 2018-6A, Class B1R, 3 mo. USD LIBOR + 2.100% 2.375% FRN 1/15/31 (a)	900,000	900,474
CF Hippolyta LLC Series 2020-1, Class A1, 1.690% 7/15/60 (a)	1,200,000	1,213,561
Series 2020-1, Class B1, 2.280% 7/15/60 (a)	547,000	556,555
CIFC Funding Ltd. Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180% 1.453% FRN 11/16/30 (a)	2,330,000	2,309,547
Series 2020-1A, Class A1, 3 mo. USD LIBOR + 1.700% 1.942% FRN 7/15/32 (a)	1,000,000	1,003,013
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.200% 1.472% FRN 10/20/30 (a)	2,040,000	2,014,592
Cronos Containers Program Ltd., Series 2014-2A, Class A 3.270% 11/18/29 (a)	211,111	211,445
DB Master Finance LLC, Series 2019-1A, Class A23 4.352% 5/20/49 (a)	1,542,420	1,686,093

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2, 3.668% 10/25/49 (a)	$1,091,750	$1,158,996
Series 2017-1A, Class A23, 4.118% 7/25/47 (a)	758,550	809,898
Series 2015-1A, Class A2II, 4.474% 10/25/45 (a)	2,976,000	3,164,523
Dryden 72 CLO Ltd., Series 2019-72A, Class B, 3 mo. USD LIBOR + 1.900% 2.180% FRN 5/15/32 (a)	1,500,000	1,500,460
Eaton Vance CLO Ltd. Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 2.025% FRN 10/15/30 (a)	1,700,000	1,691,638
Series 2019-1A, Class B, 3 mo. USD LIBOR + 1.950% 2.225% FRN 4/15/31 (a)	1,800,000	1,802,558
Series 2020-1A, Class C, 3 mo. USD LIBOR + 2.800% 3.050% FRN 10/15/30 (a)	350,000	350,172
Elmwood CLO Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450% 1.722% FRN 4/20/31 (a)	2,900,000	2,901,122
Elmwood CLO Ltd., Series 2019-3A, Class B, 3 mo. USD LIBOR + 1.950% 2.225% FRN 10/15/32 (a)	350,000	350,764
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (a)	310,031	315,447
Flatiron CLO Ltd. Series 2019-1A, Class B, 3 mo. USD LIBOR + 1.900% 2.180% FRN 11/16/32 (a)	350,000	350,076
Series 2019-1A, Class C, 3 mo. USD LIBOR + 2.700% 2.980% FRN 11/16/32 (a)	250,000	246,273
Global SC Finance SRL, Series 2014-1A, Class A1 3.190% 7/17/29 (a)	191,667	190,663
Goodgreen Trust Series 2019-2A, Class A, 2.760% 10/15/54 (a)	2,786,653	2,824,164
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	1,597,423	1,660,471
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	760,272	801,850
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,326,099	1,404,292
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD LIBOR + 1.700% 1.972% FRN 1/20/31 (a)	1,290,000	1,285,940
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (a)	1,478,654	1,574,039
Hero Funding Trust Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	830,271	841,898
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	867,780	894,322
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	256,114	264,979
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	1,028,352	1,070,086
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	205,895	217,483
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	1,554,656	1,668,248
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A 4.458% 12/15/38 (a)	940,892	888,848
Horizon Aircraft Finance Ltd. Series 2019-2, Class A, 3.425% 11/15/39 (a)	2,335,647	2,141,404
Series 2019-1, Class A, 3.721% 7/15/39 (a)	1,317,248	1,229,905
ICG US CLO Ltd., Series 2019-1A, Class A1A, 3 mo. USD LIBOR + 1.380% 1.625% FRN 10/26/32 (a)	750,000	744,523
J.G. Wentworth LLC, Series 2018-2A, Class A 3.960% 10/15/75 (a)	1,380,609	1,412,461
KREF Ltd., Series 2018-FL1, Class C, 1 mo. USD LIBOR + 2.000% 2.151% FRN 6/15/36 (a)	1,670,000	1,621,078
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 4.300% 1/15/42 (a)	2,173,750	1,921,755
Lunar Aircraft Ltd., Series 2020-1A, Class A 3.376% 2/15/45 (a)	957,745	887,223

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MACH 1 Cayman Ltd., Series 2019-1, Class A 3.474% 10/15/39 (a)	$2,057,302	$1,871,253
Madison Park Funding Ltd. Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 1.875% FRN 7/15/30 (a)	1,665,000	1,635,798
Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 2.472% FRN 10/18/30 (a)	620,000	603,639
Magnetite XXVI Ltd., Series 2020-26A, Class A, 3 mo. USD LIBOR + 1.750% 1.949% FRN 7/15/30 (a)	1,500,000	1,504,158
Magnetite XXVII Ltd., Series 2020-27A, Class C, 3 mo. USD LIBOR + 2.650% 2.899% FRN 7/20/33 (a)	450,000	450,347
Mosaic Solar Loans LLC Series 2018-1A, Class A, 4.010% 6/22/43 (a)	289,230	305,469
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	300,650	322,721
MP CLO III Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.250% 1.522% FRN 10/20/30 (a)	1,750,000	1,728,573
MVW Owner Trust, Series 2017-1A, Class A 2.420% 12/20/34 (a)	167,577	170,849
NP SPE LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (a)	2,260,000	2,322,812
OCP CLO 2018-15 Ltd., Series 2018-15A, Class A1, 1.372% FRN 7/20/31 (a) (d)	250,000	246,454
OHA Credit Funding Ltd. Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.330% 1.588% FRN 10/22/32 (a)	1,000,000	994,220
Series 2019-4A, Class C, 3 mo. USD LIBOR + 2.650% 2.908% FRN 10/22/32 (a)	500,000	498,885
OneMain Financial Issuance Trust Series 2020-2A, Class B, 2.210% 9/14/35 (a)	396,000	394,918
Series 2019-2A, Class A, 3.140% 10/14/36 (a)	8,400,000	8,951,852
Oxford Finance Funding Trust Series 2020-1A, Class A2, 3.101% 2/15/28 (a)	1,536,000	1,557,957
Series 2016-1A, Class A, 3.968% 6/17/24 (a)	171,050	171,116
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A 3.967% 6/15/44 (a)	1,529,217	1,415,274
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2 3.858% 12/05/49 (a)	2,304,585	2,167,534
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850% 2.998% FRN 2/25/23 (a)	1,270,000	1,239,538
Rockford Tower CLO Ltd., Series 2019-1A, Class B1, 3 mo. USD LIBOR + 2.050% 2.322% FRN 4/20/32 (a)	1,500,000	1,500,074
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090% 1.365% FRN 1/15/30 (a)	2,450,000	2,424,339
Sierra Receivables Funding LLC Series 2020-2A, Class B, 2.320% 7/20/37 (a)	975,489	974,678
Series 2015-3A, Class B, 3.080% 9/20/32 (a)	71,041	70,975
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	737,935	712,690
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2 1.893% 8/25/45 (a)	874,000	879,827
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300% 2.570% FRN 8/18/31 (a)	1,170,000	1,092,769
Store Master Funding I-VII Series 2019-1, Class A2, 3.650% 11/20/49 (a)	2,866,967	2,908,508

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-1A, Class A2, 4.290% 10/20/48 (a)	$1,296,539	$1,373,002
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + .800% 0.948% FRN 11/25/35 (a)	3,295,874	3,139,579
Structured Receivables Finance LLC, Series 2010-B, Class A 3.730% 8/15/36 (a)	144,382	151,428
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A 4.870% 7/20/48 (a)	439,146	472,517
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (a)	1,925,081	2,227,328
Taco Bell Funding LLC, Series 2018-1A, Class A2II 4.940% 11/25/48 (a)	1,120,050	1,195,773
TAL Advantage VII LLC, Series 2020-1A, Class A 2.050% 9/20/45 (a)	4,500,000	4,508,041
Textainer Marine Containers VII Ltd., Series 2019-1A, Class A 3.960% 4/20/44 (a)	485,893	485,893
Tif Funding II LLC, Series 2020-1A, Class A 2.090% 8/20/45 (a)	641,963	640,908
Trinity Rail Leasing LP Series 2019-2A, Class A2, 3.100% 10/18/49 (a)	3,289,000	3,207,850
Series 2018-1A, Class A2, 4.620% 6/17/48 (a)	2,420,000	2,459,775
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 2.709% 8/15/47 (a)	174,097	174,252
Triton Container Finance VIII LLC, Series 2020-1A, Class A 2.110% 9/20/45 (a)	3,150,000	3,154,052
Vantage Data Centers LLC, Series 2020-2A, Class A2 1.992% 9/15/45 (a) (c)	1,301,000	1,301,596
Vivint Solar Financing V LLC, Series 2018-1A, Class B 7.370% 4/30/48 (a)	2,621,999	2,661,135
WAVE LLC Series 2019-1A, Class A, 3.597% 9/15/44 (a)	3,861,264	3,581,593
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	1,843,383	770,634
WAVE Trust, Series 2017-1A, Class A 3.844% 11/15/42 (a)	3,119,083	2,822,296
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	1,171,900	988,429
Wind River CLO Ltd. Series 2018-2A, Class B, 3 mo. USD LIBOR + 1.750% 2.025% FRN 7/15/30 (a)	1,150,000	1,132,864
Series 2016-2A, Class BR, 3 mo. USD LIBOR + 1.800% 2.051% FRN 11/01/31 (a)	900,000	889,574
		154,530,650
Student Loans Asset-Backed Securities — 9.0%
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + .100% 0.333% FRN 6/28/39	5,411,817	5,145,033
College Avenue Student Loans LLC Series 2019-A, Class B, 3.810% 12/28/48 (a)	2,244,000	2,222,161
Series 2019-A, Class C, 4.460% 12/28/48 (a)	1,281,000	1,267,952
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS FRN 1/25/47	900,000	716,499
ECMC Group Student Loan Trust Series 2018-2A, Class A, 1 mo. USD LIBOR + .800% 0.948% FRN 9/25/68 (a)	1,998,397	1,960,808
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 1.348% FRN 12/27/66 (a)	2,142,787	2,130,925

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME - 1.150% 3.600% FRN 12/01/47 (a)	$1,840,217	$1,818,476
Education Services of America Series 2014-4, Class B, 1 mo. USD LIBOR + 1.500% 1.648% FRN 6/25/48 (a)	1,200,000	1,160,393
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 1.648% FRN 10/25/56 (a)	1,100,000	1,060,027
Educational Funding of the South, Inc., Series 2011-1, Class B, 3 mo. USD LIBOR + 3.700% 3.945% FRN 4/25/46	625,000	596,975
EDvestinU Private Education Loan Issue No 1 LLC, Series 2019-A, Class A, 3.580% VRN 11/25/38 (a) (d)	1,338,821	1,420,627
Higher Education Funding I Series 2004-1, Class B2, 28 day ARS 0.000%FRN 1/01/44 (a)	450,000	393,099
Series 2004-1, Class B1, 28 day ARS 1.796% FRN 1/01/44 (a)	450,000	399,331
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX 3.020% 8/25/42 (a)	547,785	553,579
Navient Private Education Refi Loan Trust Series 2019-CA, Class B, 3.670% 2/15/68 (a)	2,249,000	2,310,289
Series 2019-A, Class B, 3.900% 1/15/43 (a)	1,190,000	1,213,879
Series 2018-CA, Class B, 4.220% 6/16/42 (a)	1,530,000	1,547,367
Navient Student Loan Trust Series 2018-3A, Class A3, 1 mo. USD LIBOR + .800% 0.948% FRN 3/25/67 (a)	4,700,000	4,653,552
Series 2019-1A, Class A2, 1 mo. USD LIBOR + .900% 1.048% FRN 12/27/67 (a)	4,530,000	4,517,987
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 1.298% FRN 3/25/66 (a)	1,724,855	1,724,855
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 1.398% FRN 6/25/65 (a)	3,117,011	3,117,010
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 1.448% FRN 3/25/66 (a)	7,050,000	7,111,640
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 1.648% FRN 10/25/58	940,000	847,173
Series 2016-2, Class A3, 1 mo. USD LIBOR + 1.500% 1.648% FRN 6/25/65 (a)	2,370,000	2,353,231
Series 2019-BA, Class B, 4.040% 12/15/59 (a)	2,950,000	3,077,619
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B 3.600% 12/26/40 (a)	358,059	359,898
Nelnet Student Loan Trust Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 0.475% FRN 6/25/41	564,505	488,373
Series 2019-2A, Class A, 1 mo. USD LIBOR + .900% 1.075% FRN 6/27/67 (a)	1,617,440	1,600,655
Series 2019-1A, Class B, 1 mo. USD LIBOR + 1.400% 1.548% FRN 4/25/67 (a)	3,250,000	3,066,017
Series 2005-4, Class A4A, 7 day ARS 1.929% FRN 3/22/32	315,057	302,450
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,150,000	2,047,263
SLC Student Loan Trust, Series 2007-1, Class A5, 3 mo. USD LIBOR + .090% 0.370% FRN 2/15/68	4,000,000	3,542,900
SLM Student Loan Trust Series 2006-2, Class R, 0.000% 1/25/41	7,308	4,401,722
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.455% FRN 10/25/40	1,859,707	1,662,654
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 0.535% FRN 1/25/44	1,933,416	1,722,662
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 0.845% FRN 10/25/65 (a)	4,300,000	4,200,583
SoFi Alternative Trust, Series 2019-C, Class PT, 4.861% VRN 1/25/45 (a) (d)	5,045,961	5,424,408

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Professional Loan Program LLC
Series 2017-D, Class R1, 0.000% 9/25/40 (a)	$4,688,500	$1,617,626
Series 2018-A, Class R1, 0.000% 2/25/42 (a)	3,759,800	1,554,459
Series 2018-B, Class R1, 0.000% 8/26/47 (a)	3,324,300	1,227,664
Series 2018-D, Class R1, 0.000% 2/25/48 (a)	4,961,600	1,097,010
Series 2019-A, Class R1, 0.000% 6/15/48 (a)	6,724,700	1,593,081
Series 2017-C, Class C, 4.210% VRN 7/25/40 (a) (d)	990,000	1,003,872
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 1.655% FRN 8/01/35	3,050,000	2,927,219
		93,161,003
Whole Loan Collateral Collateralized Mortgage Obligations — 0.5%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 3.091% VRN 8/25/34 (d)	18,209	17,806
Countrywide Home Loans, Inc. Series 2004-2, Class 1A1, 3.666% VRN 2/25/34 (d)	14,677	14,170
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (d)	3,871	3,713
Deephaven Residential Mortgage Trust, Series 2019-1A, Class A3, 3.948% VRN 1/25/59 (a) (d)	540,208	546,141
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 3.490% VRN 8/25/34 (d)	5,542	5,595
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.165% VRN 8/25/34 (d)	34,625	34,524
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (a) (d)	1,946,788	1,984,555
Merrill Lynch Mortgage Investors, Inc. Series 2003-A4, Class IA, 3.032% VRN 7/25/33 (d)	1,857	1,770
Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (d)	1,888	1,864
PSMC Trust, Series 2018-2, Class A1, 3.500% VRN 6/25/48 (a) (d)	1,687,735	1,717,781
Sequoia Mortgage Trust, Series 2019-1, Class A1, 4.000% VRN 2/25/49 (a) (d)	208,150	212,154
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 2.970% VRN 3/25/34 (d)	15,461	15,346
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 2.419% FRN 4/25/44	45,680	43,688
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1, 4.000% VRN 11/25/48 (a) (d)	875,326	893,747
		5,492,854
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $329,645,284)		324,337,195

Sovereign Debt Obligations — 0.7%
Colombia Government International Bond 6.125% 1/18/41	2,080,000	2,667,600
Mexico Government International Bond 4.750% 3/08/44	3,727,000	4,064,294
6.750% 9/27/34	685,000	918,585
		7,650,479

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $6,705,365)		7,650,479

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities — 22.9%
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp. Series 2617, Class Z, 5.500% 5/15/33	$847,821	$980,498
Series 2693, Class Z, 5.500% 10/15/33	1,533,885	1,741,651
Series 2178, Class PB, 7.000% 8/15/29	32,207	36,556
		2,758,705
Pass-Through Securities — 22.2%
Federal Home Loan Mortgage Corp. Pool #J13972 3.500% 1/01/26	28,159	29,899
Pool #C91344 3.500% 11/01/30	89,415	96,158
Pool #C91424 3.500% 1/01/32	59,321	63,980
Pool #RA2483 3.500% 6/01/50	10,178,837	10,841,234
Pool #C91239 4.500% 3/01/29	4,349	4,801
Pool #C91251 4.500% 6/01/29	28,858	31,858
Pool #G05253 5.000% 2/01/39	149,993	172,757
Pool #C90939 5.500% 12/01/25	15,172	16,880
Pool #D97258 5.500% 4/01/27	10,355	11,537
Pool #C91026 5.500% 4/01/27	25,449	28,353
Pool #C91074 5.500% 8/01/27	2,669	2,976
Pool #D97417 5.500% 10/01/27	9,444	10,527
Pool #C91128 5.500% 12/01/27	1,393	1,553
Pool #C91148 5.500% 1/01/28	62,580	69,761
Pool #C91176 5.500% 5/01/28	21,622	24,123
Pool #C91217 5.500% 11/01/28	8,621	9,618
Pool #C01079 7.500% 10/01/30	1,037	1,217
Pool #C01135 7.500% 2/01/31	4,129	4,816
Federal National Mortgage Association Pool #775539 12 mo. USD LIBOR + 1.641% 2.516% FRN 5/01/34	13,871	14,441
Pool #MA3029 3.000% 6/01/32	2,861,431	3,016,131
Pool #MA3090 3.000% 8/01/32	1,222,188	1,288,264
Pool #AO8180 3.000% 9/01/42	23,907	25,461
Pool #AP8668 3.000% 12/01/42	148,155	157,786
Pool #AR1975 3.000% 12/01/42	34,313	36,544
Pool #AB7397 3.000% 12/01/42	133,764	142,460
Pool #AB7401 3.000% 12/01/42	119,663	127,442
Pool #AR0306 3.000% 1/01/43	8,702	9,268
Pool #AR5391 3.000% 1/01/43	69,072	73,562
Pool #AL3215 3.000% 2/01/43	109,340	116,449
Pool #AR4109 3.000% 2/01/43	107,613	114,609
Pool #AT0169 3.000% 3/01/43	211,307	225,044
Pool #AB8809 3.000% 3/01/43	58,095	61,872
Pool #MA1368 3.000% 3/01/43	207,899	221,415
Pool #AR4432 3.000% 3/01/43	46,644	49,677
Pool #AR2174 3.000% 4/01/43	213,057	226,907
Pool #725692 1 year CMT + 2.137% 3.138% FRN 10/01/33	60,615	63,492
Pool #888586 1 year CMT + 2.196% 3.326% FRN 10/01/34	76,517	80,631
Pool #AS1304 3.500% 12/01/28	968,818	1,041,756
Pool #AV1897 3.500% 12/01/28	180,129	193,690
Pool #AV2325 3.500% 12/01/28	503,572	541,483
Pool #MA1356 3.500% 2/01/43	7,774,599	8,438,460
Pool #CA6096 3.500% 6/01/50	9,323,238	10,020,276
Pool #FM4017 3.500% 8/01/50	898,668	951,813
Pool #AA3980 4.500% 4/01/28	50,116	54,342
Pool #CA1909 4.500% 6/01/48	5,554,063	6,013,807

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AD6437 5.000% 6/01/40	$360,572	$413,277
Pool #AD6996 5.000% 7/01/40	2,340,446	2,682,554
Pool #AL8173 5.000% 2/01/44	964,119	1,096,911
Pool #AD0836 5.500% 11/01/28	49,796	55,498
Pool #575667 7.000% 3/01/31	6,997	8,302
Pool #529453 7.500% 1/01/30	2,322	2,726
Pool #535996 7.500% 6/01/31	3,756	4,402
Pool #252926 8.000% 12/01/29	82	95
Pool #532819 8.000% 3/01/30	112	130
Pool #534703 8.000% 5/01/30	2,382	2,775
Pool #253437 8.000% 9/01/30	99	116
Pool #253481 8.000% 10/01/30	58	68
Pool #190317 8.000% 8/01/31	2,326	2,722
Pool #602008 8.000% 8/01/31	3,299	3,857
Pool #597220 8.000% 9/01/31	2,834	3,343
Government National Mortgage Association Pool #371146 7.000% 9/15/23	50	52
Pool #374440 7.000% 11/15/23	186	197
Pool #352022 7.000% 11/15/23	2,224	2,355
Pool #491089 7.000% 12/15/28	6,398	6,976
Pool #480539 7.000% 4/15/29	212	239
Pool #488634 7.000% 5/15/29	1,927	2,191
Pool #500928 7.000% 5/15/29	3,074	3,530
Pool #499410 7.000% 7/15/29	1,104	1,272
Pool #510083 7.000% 7/15/29	756	862
Pool #493723 7.000% 8/15/29	2,245	2,588
Pool #581417 7.000% 7/15/32	4,417	5,032
Government National Mortgage Association II Pool# MA6656 3.000% 5/20/50	9,698,561	10,177,931
Pool# MA6710 3.000% 6/20/50	9,758,808	10,262,504
Pool #008746 1 year CMT + 1.500% 3.125% FRN 11/20/25	2,648	2,702
Pool #080136 1 year CMT + 1.500% 3.125% FRN 11/20/27	584	598
Pool #MA4321 3.500% 3/20/47	6,803,968	7,278,338
Government National Mortgage Association II TBA Pool #548 3.000% 8/01/49 (c)	1,975,000	2,067,732
Pool #1635 3.500% 6/01/49 (c)	58,720,000	61,839,500
Uniform Mortgage Backed Securities TBA Pool #505 2.000% 5/01/35 (c)	43,225,000	44,933,736
Pool #1082 2.000% 4/01/50 (c)	15,025,000	15,536,789
Pool #17115 3.500% 4/01/49 (c)	28,200,000	29,728,970
		230,860,000
Whole Loans — 0.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-HQA3, Class M2, 1 mo. USD LIBOR + 1.350% 1.498% FRN 3/25/29	64,131	64,029
Series 2020-DNA3, Class M1, 1 mo. USD LIBOR + 1.500% 1.648% FRN 6/25/50 (a)	2,630,000	2,634,425
Series 2020-DNA3, Class M2, 1 mo. USD LIBOR + 3.000% 3.148% FRN 6/25/50 (a)	1,908,000	1,913,328
		4,611,782

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $236,992,192)		238,230,487

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Obligations — 3.3%
U.S. Treasury Bonds & Notes — 3.3%
U.S. Treasury Bond 2.250% 8/15/49 (e)	$9,800,000	$11,683,417
3.500% 2/15/39 (e)	7,000,000	9,834,446

U.S. Treasury Note 0.375% 4/30/25	12,300,000	12,373,206
		33,891,069

TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,262,520)		33,891,069

TOTAL BONDS & NOTES (Cost $1,003,609,518)		1,025,217,536

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $2,989,580)		2,018,451

TOTAL LONG-TERM INVESTMENTS (Cost $1,008,974,098)		1,029,703,137

Short-Term Investments — 15.7%
Commercial Paper — 15.7%
American Honda Finance Corp. 0.315% 11/19/20	11,000,000	10,996,074
Avangrid, Inc. 0.223% 12/07/20	1,000,000	999,594
0.233% 12/07/20	10,000,000	9,995,939
BAT International Finance 0.233% 10/14/20 (a)	3,000,000	2,999,482
Bemis Co., Inc. 0.142% 10/05/20 (a)	2,000,000	1,999,961
0.183% 10/21/20 (a)	9,000,000	8,999,034
Dominion Resources, Inc. 0.203% 10/13/20	11,000,000	10,999,305
Duke Energy Corp. 0.223% 10/02/20 (a)	4,000,000	3,999,980
Enbridge (US), Inc. 0.203% 10/20/20 (a)	7,000,000	6,999,288
FMC Tech, Inc. 0.254% 10/15/20 (a)	6,000,000	5,999,550
Harley-Davidson Funding Corp. 0.203% 10/19/20 (a)	2,000,000	1,999,779
0.203% 10/20/20 (a)	1,000,000	999,891
0.254% 10/08/20 (a)	1,000,000	999,962
0.304% 10/19/20 (a)	6,000,000	5,999,338
Intercontinental Exchange, Inc. 0.376% 12/03/20 (a) (f)	10,000,000	9,993,370
Keurig Dr Pepper, Inc. 0.193% 10/13/20 (a)	1,000,000	999,937
LyondellBasell Industries NV 0.162% 10/28/20 (a)	11,000,000	10,998,383
Macquarie Bank Ltd. 0.188% 12/17/20 (a)	4,000,000	3,998,319

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
NRW Bank 0.162% 10/15/20 (a)	$5,000,000	$4,999,813
0.172% 11/02/20 (a)	3,000,000	2,999,670
0.183% 12/08/20 (a)	5,000,000	4,998,534
Nutrien Ltd. 0.213% 12/22/20 (a)	1,000,000	999,481
0.223% 12/24/20 (a)	9,000,000	8,995,176
Parker-Hannifin Corp. 0.152% 11/13/20 (a)	6,000,000	5,998,423
Schlumberger Holdings Corp. 0.254% 1/11/21 (a)	1,000,000	999,671
0.406% 12/09/20 (a)	10,000,000	9,998,444
Spire, Inc. 0.183% 10/13/20 (a)	11,500,000	11,499,273
Suncor Energy, Inc. 0.223% 11/23/20 (a)	1,000,000	999,691
0.254% 12/07/20 (a)	11,000,000	10,995,533
		163,460,895

TOTAL SHORT-TERM INVESTMENTS (Cost $163,453,568)		163,460,895

TOTAL INVESTMENTS — 114.5% (Cost $1,172,427,666) (g)		1,193,164,032

Other Assets/(Liabilities) — (14.5)%		(151,242,426)
NET ASSETS — 100.0%		$1,041,921,606

Abbreviation Legend

ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2020, the aggregate market value of these securities amounted to $521,180,007 or 50.02% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2020.
(e)	A portion of this security is pledged/held as collateral for open derivatives.
(f)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2020, these securities amounted to a value of $9,993,370 or 0.96% of net assets.
(g)	See Note 3 for aggregate cost for federal tax purposes.

MML Managed Bond Fund — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	3,700,000	$469,530	$184,971	$284,559
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	56,100,000	$1,548,921	$2,804,609	$(1,255,688)
									$2,018,451	$2,989,580	$(971,129)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	12/21/20	113	$19,931,978	$(12,197)
U.S. Treasury Ultra Bond	12/21/20	256	57,513,893	(729,893)
U.S. Treasury Note 2 Year	12/31/20	705	155,717,919	59,542
U.S. Treasury Note 5 Year	12/31/20	315	39,675,488	24,356
				$(658,192)
Short
90 Day Eurodollar	12/14/20	10	$(2,437,842)	$(56,033)
U.S. Treasury Ultra 10 Year	12/21/20	72	(11,484,687)	(29,688)
90 Day Eurodollar	3/15/21	9	(2,194,846)	(50,767)
90 Day Eurodollar	9/13/21	17	(4,146,456)	(95,469)
90 Day Eurodollar	3/14/22	15	(3,657,513)	(84,237)
90 Day Eurodollar	9/19/22	14	(3,412,278)	(79,322)
90 Day Eurodollar	3/13/23	12	(2,923,010)	(68,590)
90 Day Eurodollar	12/18/23	15	(3,650,388)	(84,987)
90 Day Eurodollar	12/16/24	40	(9,722,367)	(219,133)
				$(768,226)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 35†	1.000%	Quarterly	12/20/2025	USD	4,000,000	$(83,364)	$(98,006)	$14,642
CDX.NA.IG Series 35†	1.000%	Quarterly	12/20/2025	USD	5,000,000	(104,205)	(119,481)	15,276
						$(187,569)	$(217,487)	$29,918

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD U.S. Dollar

MML Short-Duration Bond Fund — Portfolio of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 92.3%

Corporate Debt — 39.0%
Agriculture — 1.5%
BAT Capital Corp.
3.222% 8/15/24	$415,000	$444,016
Bunge Ltd. Finance Corp.
1.630% 8/17/25	140,000	140,612
3.500% 11/24/20	930,000	934,071
Imperial Brands Finance PLC
3.125% 7/26/24 (a)	400,000	422,989
3.500% 2/11/23 (a)	387,000	404,841
Reynolds American, Inc.
4.450% 6/12/25	505,000	568,296
		2,914,825
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2014-1, Class B,
4.375% 4/01/24	20,383	14,435
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.500% 10/20/25 (a)	185,000	189,968
		204,403
Auto Manufacturers — 1.7%
Ford Motor Credit Co. LLC
3 mo. USD LIBOR + .810% 1.114% FRN 4/05/21	405,000	399,079
3 mo. USD LIBOR + 1.235% 1.515% FRN 2/15/23	275,000	253,052
3.087% 1/09/23	260,000	254,771
3.350% 11/01/22	365,000	359,525
General Motors Financial Co., Inc.
3.250% 1/05/23	970,000	1,002,482
Hyundai Capital America
2.375% 2/10/23 (a)	600,000	615,985
2.850% 11/01/22 (a)	320,000	330,918
Nissan Motor Acceptance Corp.
1.900% 9/14/21 (a)	200,000	200,812
		3,416,624
Banks — 8.8%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	435,000	489,853
Banco Santander SA
2.746% 5/28/25	200,000	209,791
3.500% 4/11/22	600,000	622,366
Bank of America Corp. 3 mo. USD LIBOR + .930%
2.816% VRN 7/21/23	1,910,000	1,983,772
The Bank of Nova Scotia
4.500% 12/16/25	420,000	486,521
Barclays Bank PLC
10.179% 6/12/21 (a)	504,000	530,263

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Barclays PLC 3 mo. USD LIBOR + 1.380%
1.660% FRN 5/16/24	$485,000	$486,321
BPCE SA
5.700% 10/22/23 (a)	825,000	925,232
Citigroup, Inc.
4.400% 6/10/25	835,000	942,137
Credit Suisse AG
6.500% 8/08/23 (a)	930,000	1,053,225
Danske Bank A/S
5.000% 1/12/22 (a)	455,000	478,000
Deutsche Bank AG SOFR + 2.159%
2.222% VRN 9/18/24	685,000	689,761
Discover Bank
3.350% 2/06/23	673,000	711,779
4.200% 8/08/23	310,000	339,413
First Horizon National Corp.
3.500% 12/15/20	520,000	521,767
The Goldman Sachs Group, Inc.
4.250% 10/21/25	1,845,000	2,099,059
HSBC Holdings PLC
4.250% 3/14/24	865,000	927,595
Mitsubishi UFJ Financial Group, Inc.
2.665% 7/25/22	820,000	850,093
Morgan Stanley
SOFR + 1.990% 2.188% VRN 4/28/26	425,000	445,096
4.100% 5/22/23	424,000	459,264
Sumitomo Mitsui Financial Group, Inc.
1.474% 7/08/25	335,000	341,161
2.448% 9/27/24	520,000	549,357
3.748% 7/19/23	151,000	163,621
Synchrony Bank
3.000% 6/15/22	470,000	485,032
UBS Group AG
4.125% 9/24/25 (a)	355,000	404,374
		17,194,853
Beverages — 0.9%
Bacardi Ltd.
4.450% 5/15/25 (a)	778,000	868,988
Molson Coors Beverage Co.
2.100% 7/15/21	230,000	232,752
3.000% 7/15/26	505,000	538,391
3.500% 5/01/22	197,000	204,819
		1,844,950
Chemicals — 1.5%
DuPont de Nemours, Inc.
4.493% 11/15/25	705,000	812,625
Huntsman International LLC
5.125% 11/15/22	716,000	769,914
Nutrition & Biosciences, Inc.
1.230% 10/01/25 (a)	360,000	359,098
RPM International, Inc.
3.450% 11/15/22	8,000	8,290
Syngenta Finance NV
4.441% 4/24/23 (a)	570,000	602,000

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.892% 4/24/25 (a)	$335,000	$363,209
		2,915,136
Computers — 1.2%
Dell International LLC / EMC Corp.
4.000% 7/15/24 (a)	414,000	447,029
5.850% 7/15/25 (a)	432,000	503,363
Genpact Luxembourg Sarl
3.375% 12/01/24	335,000	350,808
3.700% STEP 4/01/22	635,000	650,077
Leidos, Inc.
2.950% 5/15/23 (a)	390,000	407,971
		2,359,248
Diversified Financial Services — 3.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.875% 8/14/24	1,025,000	987,219
4.500% 9/15/23	255,000	262,790
Aircastle Ltd.
5.000% 4/01/23	1,010,000	1,012,276
Antares Holdings LP
6.000% 8/15/23 (a)	473,000	478,325
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (a)	335,000	307,062
BGC Partners, Inc.
4.375% 12/15/25 (a)	350,000	357,075
Brookfield Finance, Inc.
4.000% 4/01/24	580,000	638,474
Lazard Group LLC
3.750% 2/13/25	805,000	872,591
LeasePlan Corp. NV
2.875% 10/24/24 (a)	280,000	288,965
Park Aerospace Holdings Ltd.
5.250% 8/15/22 (a)	1,250,000	1,255,057
Synchrony Financial
2.850% 7/25/22	605,000	622,635
		7,082,469
Electric — 0.7%
Enel Finance International NV
2.875% 5/25/22 (a)	285,000	294,083
Entergy Texas, Inc.
2.550% 6/01/21	95,000	96,257
Pacific Gas and Electric Co.
1.750% 6/16/22	640,000	640,769
Puget Energy, Inc.
6.000% 9/01/21	260,000	272,463
		1,303,572
Gas — 0.3%
NiSource, Inc.
0.950% 8/15/25	670,000	669,298
Housewares — 0.5%
Newell Brands, Inc.
4.350% STEP 4/01/23	979,000	1,023,329

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 2.9%
AmTrust Financial Services, Inc.
6.125% 8/15/23	$620,000	$574,863
Athene Global Funding
2.750% 6/25/24 (a)	1,020,000	1,063,549
CNO Financial Group, Inc.
5.250% 5/30/25	685,000	785,670
Enstar Group Ltd.
4.500% 3/10/22	685,000	713,667
Equitable Holdings, Inc.
3.900% 4/20/23	87,000	93,536
Jackson National Life Global Funding
2.500% 6/27/22 (a)	495,000	511,345
Lincoln National Corp.
4.000% 9/01/23	122,000	133,188
Trinity Acquisition PLC
3.500% 9/15/21	600,000	614,788
Unum Group
3.875% 11/05/25	620,000	673,829
4.500% 3/15/25	265,000	294,357
Willis Towers Watson PLC
5.750% 3/15/21	190,000	194,245
		5,653,037
Investment Companies — 1.4%
Ares Capital Corp.
4.200% 6/10/24	953,000	992,738
BlackRock TCP Capital Corp.
3.900% 8/23/24	360,000	365,767
4.125% 8/11/22	675,000	684,607
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24	655,000	663,548
		2,706,660
Iron & Steel — 0.4%
Reliance Steel & Aluminum Co.
1.300% 8/15/25	355,000	354,561
Steel Dynamics, Inc.
2.400% 6/15/25	165,000	172,156
2.800% 12/15/24	250,000	263,732
		790,449
Lodging — 0.6%
Las Vegas Sands Corp.
3.200% 8/08/24	1,025,000	1,036,141
Marriott International, Inc. /MD
5.750% 5/01/25	161,000	179,679
		1,215,820
Machinery – Diversified — 0.4%
CNH Industrial Capital LLC
1.950% 7/02/23	120,000	122,250
3.875% 10/15/21	635,000	652,279
		774,529

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 1.0%
Sirius XM Radio, Inc.
3.875% 8/01/22 (a)	$1,047,000	$1,058,124
ViacomCBS, Inc.
4.750% 5/15/25	840,000	965,070
		2,023,194
Mining — 0.9%
Glencore Finance Canada Ltd.
4.250% STEP 10/25/22 (a)	254,000	269,683
Glencore Funding LLC
4.125% 5/30/23 (a)	360,000	385,952
Kinross Gold Corp.
5.125% 9/01/21	370,000	380,718
5.950% 3/15/24	550,000	627,268
		1,663,621
Oil & Gas — 1.3%
Continental Resources, Inc.
5.000% 9/15/22	390,000	387,106
EQT Corp.
3.000% 10/01/22	565,000	551,581
7.875% STEP 2/01/25	320,000	354,704
Newfield Exploration Co.
5.625% 7/01/24	505,000	489,876
Petroleos Mexicanos
4.625% 9/21/23	495,000	490,721
Valero Energy Corp.
2.700% 4/15/23	179,000	185,458
		2,459,446
Packaging & Containers — 0.4%
Graphic Packaging International LLC
4.750% 4/15/21	759,000	764,692
Pharmaceuticals — 1.1%
AbbVie, Inc.
3.800% 3/15/25 (a)	495,000	548,877
Cardinal Health, Inc. 3 mo. USD LIBOR + .770%
1.020% FRN 6/15/22	590,000	593,570
Mylan, Inc.
3.125% 1/15/23 (a)	525,000	552,267
Teva Pharmaceutical Finance Netherlands III BV
2.200% 7/21/21	240,000	237,720
Upjohn, Inc.
1.650% 6/22/25 (a)	190,000	194,492
		2,126,926
Pipelines — 1.7%
Energy Transfer Operating LP
4.200% 9/15/23	960,000	1,013,234
EnLink Midstream Partners LP
4.400% 4/01/24	490,000	441,000
EQM Midstream Partners LP
4.750% 7/15/23	505,000	504,015

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MPLX LP 3 mo. USD LIBOR + 1.100%
1.342% FRN 9/09/22	$1,050,000	$1,050,042
Plains All American Pipeline LP/PAA Finance Corp.
3.850% 10/15/23	384,000	401,898
		3,410,189
Private Equity — 0.3%
Hercules Capital, Inc.
4.625% 10/23/22	610,000	617,500
Real Estate Investment Trusts (REITS) — 2.6%
CubeSmart LP
4.375% 12/15/23	313,000	343,934
Essex Portfolio LP
3.500% 4/01/25	130,000	142,789
3.875% 5/01/24	170,000	185,871
Host Hotels & Resorts LP
3.750% 10/15/23	950,000	980,094
SBA Tower Trust
1.884% 7/15/50 (a)	287,000	293,374
2.836% 1/15/50 (a)	1,450,000	1,551,838
Service Properties Trust
4.350% 10/01/24	510,000	461,550
Tanger Properties LP
3.875% 12/01/23	610,000	613,485
VEREIT Operating Partnership LP
4.600% 2/06/24	570,000	611,496
		5,184,431
Retail — 1.1%
O'Reilly Automotive, Inc.
3.800% 9/01/22	123,000	129,611
3.850% 6/15/23	873,000	937,423
QVC, Inc.
4.375% 3/15/23	1,060,000	1,099,088
		2,166,122
Semiconductors — 0.2%
Microchip Technology, Inc.
3.922% 6/01/21	390,000	398,632
Telecommunications — 1.0%
Qwest Corp
6.750% 12/01/21	485,000	512,184
Sprint Communications, Inc.
9.250% 4/15/22	330,000	366,125
T-Mobile USA, Inc.
1.500% 2/15/26 (a)	430,000	433,320
Telefonaktiebolaget LM Ericsson
4.125% 5/15/22	628,000	654,593
		1,966,222
Transportation — 0.4%
Ryder System, Inc.
3.400% 3/01/23	175,000	185,638

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.750% 6/09/23	$482,000	$518,106
		703,744
Trucking & Leasing — 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.875% 7/11/22 (a)	816,000	876,934

TOTAL CORPORATE DEBT (Cost $74,690,998)		76,430,855

Municipal Obligations — 0.2%
Louisiana State Public Facilities Authority, Revenue Bonds, Series 2011-A, Class A2, 3 mo. USD LIBOR
1.168% FRN 4/26/27	10,467	10,476
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Series 2006-2, Class B, 28 day ARS
1.655% FRN 10/25/42	450,000	446,634

TOTAL MUNICIPAL OBLIGATIONS (Cost $454,280)		457,110

Non-U.S. Government Agency Obligations — 50.7%
Auto Floor Plan Asset-Backed Securities — 0.2%
Navistar Financial Dealer Note Master Owner Trust II
Series 2019-1, Class C, 1 mo. USD LIBOR + .950% 1.098% FRN 5/25/24 (a)	236,000	234,771
Series 2019-1, Class D, 1 mo. USD LIBOR + 1.450% 1.598% FRN 5/25/24 (a)	214,000	212,806
		447,577
Automobile Asset-Backed Securities — 6.4%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D, 1.800% 12/18/25	947,000	954,218
Series 2019-3, Class D, 2.580% 9/18/25	588,000	602,920
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class C, 3.020% 8/20/26 (a)	1,259,000	1,226,723
Series 2019-3A, Class C, 3.150% 3/20/26 (a)	1,083,000	1,063,813
Series 2019-1A, Class C, 4.530% 3/20/23 (a)	233,000	235,943
Series 2018-1A, Class C, 4.730% 9/20/24 (a)	500,000	517,195
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B
3.630% 1/19/24 (a)	180,000	183,661
Carmax Auto Owner Trust, Series 2019-4, Class D
2.800% 4/15/26	560,000	565,044
Carvana Auto Receivables Trust, Series 2019-4A, Class D
3.070% 7/15/25 (a)	719,000	739,695
Drive Auto Receivables Trust, Series 2019-4, Class D
2.700% 2/16/27	550,000	563,073
Exeter Automobile Receivables Trust, Series 2019-3A, Class D
3.110% 8/15/25 (a)	400,000	412,708
Hertz Fleet Lease Funding LP, Series 2019-1, Class D
3.440% 1/10/33 (a)	649,000	620,377
Hertz Vehicle Financing II LP
Series 2019-3A, Class B, 3.030% 12/26/25 (a)	410,000	408,156
Series 2017-1A, Class B, 3.560% 10/25/21 (a)	910,000	902,384
Hertz Vehicle Financing LLC, Series 2018-3A, Class B
4.370% 7/25/24 (a)	330,000	326,713

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hertz Vehicle Financing LP, Series 2016-2A, Class C
4.990% 3/25/22 (a)	$1,800,000	$1,738,725
Oscar US Funding X LLC, Series 2019-1A, Class A4
3.270% 5/11/26 (a)	500,000	527,725
Santander Revolving Auto Loan Trust
Series 2019-A, Class B, 2.800% 1/26/32 (a)	170,000	178,870
Series 2019-A, Class C, 3.000% 1/26/32 (a)	101,000	102,259
Series 2019-A, Class D, 3.450% 1/26/32 (a)	215,000	214,224
Tesla Auto Lease Trust, Series 2020-A, Class C
1.680% 2/20/24 (a)	456,000	460,641
		12,545,067
Commercial Mortgage-Backed Securities — 5.0%
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 1.502% FRN 9/15/34 (a)	130,000	121,553
Series 2019-BPR, Class CMP, 4.024% VRN 11/05/32 (a) (b)	370,000	333,447
Series 2019-BPR, Class DMP, 4.024% VRN 11/05/32 (a) (b)	450,000	363,881
BHMS Mortgage Trust
Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 1.402% FRN 7/15/35 (a)	770,000	736,325
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 1.652% FRN 7/15/35 (a)	950,000	881,149
BX Commercial Mortgage Trust
Series 2018-IND, Class C, 1 mo. USD LIBOR + 1.100% 1.252% FRN 11/15/35 (a)	759,500	755,761
Series 2020-BXLP, Class D, 1 mo. USD LIBOR + 1.250% 1.402% FRN 12/15/36 (a)	649,406	643,362
Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 1.752% FRN 12/15/36 (a)	766,299	757,250
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.852% FRN 11/15/35 (a)	728,000	722,135
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.952% FRN 10/15/36 (a)	299,978	297,187
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.152% FRN 10/15/36 (a)	841,078	831,148
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150%
2.302% FRN 12/15/37 (a)	545,194	538,413
Commercial Mortgage Trust
Series 2014-CR14, Class A2, 3.147% 2/10/47	90,050	90,062
Series 2015-DC1, Class AM, 3.724% 2/10/48	480,000	518,460
Series 2015-DC1, Class B, 4.035% VRN 2/10/48 (b)	333,000	343,865
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%
1.752% FRN 5/15/36 (a)	200,000	198,000
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E,
3.558% VRN 7/10/39 (a) (b)	700,000	684,495
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.952% FRN 5/15/36 (a)	251,000	248,256
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B
3.769% 2/15/46	250,000	248,896
Morgan Stanley Capital I Trust, Series 2012-STAR, Class D
4.057% 8/05/34 (a)	400,000	387,518

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MSCG Trust, Series 2018-SELF, Class C, 1 mo. USD LIBOR + 1.180%
1.332% FRN 10/15/37 (a)	$90,000	$88,923
		9,790,086
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%
0.388% FRN 10/25/34 (a)	56,785	56,315
Other Asset-Backed Securities — 23.1%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%
0.352% FRN 3/15/41 (a)	26,604	26,173
321 Henderson Receivables I LLC, Series 2010-3A, Class A
3.820% 12/15/48 (a)	159,782	166,754
AASET Trust
Series 2017-1A, Class A, 3.967% 5/16/42 (a)	142,463	128,796
Series 2018-2A, Class A, 4.454% 11/18/38 (a)	643,463	598,464
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	385,935	401,557
Affirm Asset Securitization Trust
Series 2020-A, Class A, 2.100% 2/18/25 (a)	1,235,000	1,237,323
Series 2020-Z1, Class A, 3.460% 10/15/24 (a)	423,699	426,487
American Tower Trust #1, Series 13, Class 2A
3.070% 3/15/48 (a)	500,000	511,053
Ares LV CLO Ltd., Series 2020-55A, Class A1, 3 mo. USD LIBOR + 1.700%
2.011% FRN 4/15/31 (a)	500,000	501,505
Ascentium Equipment Receivables Trust, Series 2019-2A, Class E
3.780% 5/10/27 (a)	669,000	670,381
Avant Loans Funding Trust, Series 2019-A, Class A
3.480% 7/15/22 (a)	27,446	27,455
Bain Capital Credit CLO Ltd.
Series 2016-2A, Class BR, 3 mo. USD LIBOR + 1.800% 2.075% FRN 1/15/29 (a)	750,000	746,079
Series 2020-2A, Class A, 3 mo. USD LIBOR + 1.850% 2.211% FRN 7/21/31 (a)	500,000	501,081
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A2R, 3 mo. USD LIBOR + 1.750%
2.025% FRN 1/15/29 (a)	500,000	493,570
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (a)	98,440	98,885
Series 2019-A, Class B, 3.780% 9/26/33 (a)	276,339	273,320
CAL Funding II Ltd., Series 2018-2A, Class A
4.340% 9/25/43 (a)	232,000	230,057
Capital Automotive REIT
Series 2017-1A, Class A1, 3.870% 4/15/47 (a)	244,038	244,485
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	610,095	612,009
CARS-DB4 LP, Series 2020-1A, Class B1
4.170% 2/15/50 (a)	484,000	499,433
Castlelake Aircraft Structured Trust, Series 2018-1, Class A
4.125% 6/15/43 (a)	290,666	271,357
Cbam CLO Management Cbam, Series 2018-6A, Class A1R, 3 mo. USD LIBOR + 1.270%
1.545% FRN 1/15/31 (a)	500,000	497,214
CF Hippolyta LLC
Series 2020-1, Class A1, 1.690% 7/15/60 (a)	250,000	252,825
Series 2020-1, Class B1, 2.280% 7/15/60 (a)	101,000	102,764

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CIFC Funding IV Ltd., Series 2015-4A, Class A2R,
2.122% FRN 10/20/27 (a) (b)	$300,000	$299,522
CNH Equipment Trust, Series 2020-A, Class B
2.300% 10/15/27	235,000	245,659
DB Master Finance LLC
Series 2019-1A, Class A2I, 3.787% 5/20/49 (a)	273,240	280,550
Series 2019-1A, Class A2II, 4.021% 5/20/49 (a)	322,740	341,345
Diamond Resorts Owner Trust
Series 2019-1A, Class A, 2.890% 2/20/32 (a)	413,984	420,972
Series 2018-1, Class A, 3.700% 1/21/31 (a)	150,943	154,209
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A2II, 3.082% 7/25/47 (a)	340,375	340,741
Series 2018-1A, Class A2I, 4.116% 7/25/48 (a)	352,800	372,820
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A, 2.690% 3/25/30 (a)	106,549	106,193
Series 2016-A, Class A, 2.730% 4/25/28 (a)	194,797	193,964
Series 2017-A, Class B, 2.960% 3/25/30 (a)	315,701	310,234
Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (b)	25,013	24,977
Series 2019-A, Class C, 3.450% 1/25/34 (a)	657,609	645,947
Elmwood CLO Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450%
1.722% FRN 4/20/31 (a)	350,000	350,135
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	104,740	106,570
Global SC Finance II SRL, Series 2013-1A, Class A
2.980% 4/17/28 (a)	76,208	76,306
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 10/15/54 (a)	575,139	582,881
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	292,775	304,331
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	285,956	302,817
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (b)	253,829	269,757
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	170,261	175,468
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	170,706	177,634
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	352,702	370,833
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	309,740	332,371
Hilton Grand Vacations Trust
Series 2017-AA, Class A, 2.660% 12/26/28 (a)	1,126,123	1,150,646
Series 2017-AA, Class B, 2.960% 12/26/28 (a)	122,729	123,813
HIN Timeshare Trust, Series 2020-A, Class B
2.230% 10/09/39 (a)	1,027,000	1,027,995
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	532,581	503,121
Horizon Aircraft Finance III Ltd, Series 2019-2, Class B
4.458% 11/15/39 (a)	683,333	515,179
KDAC Aviation Finance Ltd., Series 2017-1A, Class A
4.212% 12/15/42 (a)	190,448	167,285
KREF Ltd.
Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.100% 1.251% FRN 6/15/36 (a)	800,000	794,351
Series 2018-FL1, Class AS, 1 mo. USD LIBOR + 1.350% 1.501% FRN 6/15/36 (a)	1,150,000	1,139,326
Lendmark Funding Trust, Series 2018-1A, Class A
3.810% 12/21/26 (a)	350,000	356,565
Lunar Aircraft Ltd., Series 2020-1A, Class A
3.376% 2/15/45 (a)	175,127	162,232
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	373,211	339,460

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Magnetite XXVI Ltd., Series 2020-26A, Class A, 3 mo. USD LIBOR + 1.750%
1.949% FRN 7/15/30 (a)	$750,000	$752,079
Mariner Finance Issuance Trust, Series 2018-AA, Class A
4.200% 11/20/30 (a)	903,000	907,664
Marlette Funding Trust
Series 2019-2A, Class A, 3.130% 7/16/29 (a)	65,196	65,892
Series 2019-2A, Class B, 3.530% 7/16/29 (a)	146,000	148,862
Mosaic Solar Loans LLC
Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	229,463	244,115
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	59,339	63,695
Neuberger Berman CLO Ltd., Series 2015-20A, Class BR, 3 mo. USD LIBOR + 1.250%
1.525% FRN 1/15/28 (a)	600,000	591,442
New Residential Advance Receivables Trust Advance Receivables Backed, Series 2019-T4, Class DT4
2.804% 10/15/51 (a)	714,000	713,995
NP SPE II LLC
Series 2019-1A, Class A1, 2.574% 9/20/49 (a)	203,677	202,260
Series 2017-1A, Class A1, 3.372% 10/21/47 (a)	135,252	138,129
OCP CLO Ltd., Series 2015-8A, Class A2AR, 3 mo. USD LIBOR + 1.450%
1.723% FRN 4/17/27 (a)	650,000	647,689
OneMain Financial Issuance Trust, Series 2019-2A, Class C
3.660% 10/14/36 (a)	600,000	627,040
Orange Lake Timeshare Trust
Series 2016-A, Class A, 2.610% 3/08/29 (a)	341,910	342,614
Series 2016-A, Class B, 2.910% 3/08/29 (a)	140,207	132,509
Series 2019-A, Class D, 4.930% 4/09/38 (a)	502,357	462,721
Oxford Finance Funding Trust
Series 2020-1A, Class A2, 3.101% 2/15/28 (a)	281,000	285,017
Series 2016-1A, Class A, 3.968% 6/17/24 (a)	24,436	24,445
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I
4.262% 9/05/48 (a)	588,000	587,763
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
2.998% FRN 2/25/23 (a)	250,000	244,003
Recette CLO Ltd., Series 2015-1A, Class CR, 3 mo. USD LIBOR + 1.700%
1.972% FRN 10/20/27 (a)	250,000	248,386
Rockford Tower CLO Ltd., Series 2017-3A, Class A, 3 mo. USD LIBOR + 1.190%
1.462% FRN 10/20/30 (a)	1,000,000	990,419
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090%
1.365% FRN 1/15/30 (a)	400,000	395,810
SBA Tower Trust, Series 2014-2A, Class C,
3.869% STEP 10/15/49 (a)	430,000	452,747
Sierra Receivables Funding LLC
Series 2016-2A, Class B, 2.780% 7/20/33 (a)	89,880	89,606
Series 2017-1A, Class A, 2.910% 3/20/34 (a)	152,941	155,560
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	350,397	345,373
Series 2015-3A, Class B, 3.080% 9/20/32 (a)	10,149	10,139
Series 2020-2A, Class C, 3.510% 7/20/37 (a)	117,895	119,022
Series 2018-1A, Class B, 4.236% 4/20/35	332,784	325,859
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	282,640	272,872
SoFi Consumer Loan Program Trust
Series 2016-1A, Class A, 3.260% 8/25/25 (a)	142,829	143,945
Series 2017-2, Class A, 3.280% 2/25/26 (a)	26,085	26,073
SoFi Consumer Loan Program Trust, Series 2019-3, Class D
3.890% 5/25/28 (a)	772,000	773,496

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SpringCastle America Funding LLC, Series 2020-AA, Class A
1.970% 9/25/37 (a)	$950,000	$960,208
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2
1.893% 8/25/45 (a)	162,000	163,080
Store Master Funding I-VII, Series 2018-1A, Class A3
4.400% 10/20/48 (a)	515,017	526,183
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + .800%
0.948% FRN 11/25/35 (a)	241,161	229,725
Taco Bell Funding LLC, Series 2018-1A, Class A2I
4.318% 11/25/48 (a)	982,500	1,003,377
TAL Advantage VII LLC, Series 2020-1A, Class B
3.290% 9/20/45 (a)	900,000	899,053
Tif Funding II LLC, Series 2020-1A, Class A
2.090% 8/20/45 (a)	118,256	118,062
TLF National Tax Lien Trust, Series 2017-1A, Class A
3.090% 12/15/29 (a)	337,362	339,587
Trafigura Securitisation Finance PLC
Series 2018-1A, Class A1, 1 mo. USD LIBOR + .730% 0.882% FRN 3/15/22 (a)	610,000	599,706
Series 2018-1A, Class B, 4.290% 3/15/22 (a)	920,000	917,468
Treman Park CLO Ltd., Series 2015-1A, Class ARR, 3 mo. USD LIBOR + 1.070%
1.342% FRN 10/20/28 (a)	1,000,000	993,488
Trinity Rail Leasing LP
Series 2018-1A, Class A1, 3.820% 6/17/48 (a)	464,572	465,597
Series 2019-1A, Class A, 3.820% 4/17/49 (a)	638,748	665,398
Trip Rail Master Funding LLC
Series 2017-1A, Class A1, 2.709% 8/15/47 (a)	49,742	49,786
Series 2011-1A, Class A2, 6.024% 7/15/41 (a)	668,991	695,714
Triton Container Finance VIII LLC, Series 2020-1A, Class A
2.110% 9/20/45 (a)	600,000	600,772
Vantage Data Centers LLC, Series 2020-1A, Class A2
1.645% 9/15/45 (a) (c)	675,000	675,000
VSE VOI Mortgage LLC, Series 2018-A, Class C
4.020% 2/20/36 (a)	160,084	149,747
Welk Resorts LLC
Series 2015-AA, Class A, 2.790% 6/16/31 (a)	34,032	33,892
Series 2017-AA, Class B, 3.410% 6/15/33 (a)	116,376	114,859
Westgate Resorts LLC
Series 2020-1A, Class A, 2.713% 3/20/34 (a)	416,610	425,910
Series 2017-1A, Class A, 3.050% 12/20/30 (a)	88,135	87,867
Series 2018-1A, Class A, 3.380% 12/20/31 (a)	188,129	186,893
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	225,699	190,364
		45,208,213
Student Loans Asset-Backed Securities — 8.9%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
1.648% FRN 7/25/58 (a)	140,000	123,627
College Avenue Student Loans LLC
Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200% 1.348% FRN 12/26/47 (a)	435,566	431,226
Series 2017-A, Class A1, FRN, 1 mo. USD LIBOR + 1.650% 1.798% FRN 11/26/46 (a)	357,733	358,850
Series 2017-A, Class B, 4.500% 11/26/46 (a)	700,000	717,224

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
0.765% FRN 1/15/37	$165,709	$148,843
Commonbond Student Loan Trust
Series 2019-AGS, Class B, 3.040% 1/25/47 (a)	479,587	463,853
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	39,030	38,461
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	45,406	45,413
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	24,559	24,724
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	83,276	85,985
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500% 1/25/30 (a)	56,642	56,511
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%
2.048% FRN 10/25/44 (a)	144,509	144,861
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%
2.198% FRN 2/26/35 (a)	54,590	51,496
ECMC Group Student Loan Trust, Series 2018-2A, Class A, 1 mo. USD LIBOR + .800%
0.948% FRN 9/25/68 (a)	399,679	392,162
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME - 1.150%
3.600% FRN 12/01/47 (a)	338,987	334,982
ELFI Graduate Loan Program LLC, Series 2018-A, Class B
4.000% 8/25/42 (a)	194,218	192,922
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS
1.796% FRN 1/01/44 (a)	950,000	843,033
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	256,646	260,855
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	172,101	164,297
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	191,151	195,511
Navient Private Education Loan Trust, Series 2018-BA, Class A2B, 1 mo. USD LIBOR + .720%
0.872% FRN 12/15/59 (a)	155,899	149,265
Navient Private Education Refi Loan Trust, Series 2020-BA, Class B
2.770% 1/15/69 (a)	2,200,000	2,219,234
Navient Student Loan Trust
Series 2018-1A, Class A3, 1 mo. USD LIBOR + .720% 0.868% FRN 3/25/67 (a)	850,000	841,842
Series 2019-1A, Class A2, 1 mo. USD LIBOR + .900% 1.048% FRN 12/27/67 (a)	400,000	398,939
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 1.298% FRN 3/25/66 (a)	701,420	701,420
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 1.398% FRN 6/25/65 (a)	563,315	563,315
Nelnet Private Education Loan Trust
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 1.898% FRN 12/26/40 (a)	98,356	93,949
Series 2016-A, Class A1B, 3.600% 12/26/40 (a)	70,825	71,189
Nelnet Student Loan Trust
Series 2007-2A, Class A4A2, 28 day ARS 1.497% FRN 6/25/35 (a)	600,000	575,002
Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500% 1.648% FRN 10/25/47 (a)	270,000	253,585
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 1.648% FRN 6/25/54 (a)	130,000	125,820
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%
0.480% FRN 2/15/45	298,942	269,086
SLM Student Loan Trust
Series 2006-2, Class R, 0.000% 1/25/41	1,396	840,832

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.455% FRN 10/25/40	$360,234	$322,064
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 0.535% FRN 1/25/44	488,442	435,199
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 0.545% FRN 7/25/25	87,589	85,585
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 0.545% FRN 1/25/41	366,476	328,633
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 0.555% FRN 1/25/55	144,310	128,296
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 1.191% FRN 1/27/42	901,701	797,937
SMB Private Education Loan Trust
Series 2018-C, Class A2B, 1 mo. USD LIBOR + .750% 0.902% FRN 11/15/35 (a)	455,940	449,621
Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 1.022% FRN 7/15/36 (a)	504,000	497,641
Series 2019-B, Class A2B, 1 mo. USD LIBOR + 1.000% 1.152% FRN 6/15/37 (a)	500,000	499,170
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100% 1.252% FRN 9/15/34 (a)	167,427	166,911
Series 2014-A, Class A2B, 1 mo. USD LIBOR + 1.150% 1.302% FRN 5/15/26 (a)	132,604	132,897
Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450% 1.602% FRN 2/17/32 (a)	73,579	73,911
SoFi Professional Loan Program LLC
Series 2017-D, Class R1, 0.000% 9/25/40 (a)	1,000,000	345,020
Series 2018-A, Class R1, 0.000% 2/25/42 (a)	1,000,000	413,442
Series 2018-D, Class R1, 0.000% 2/25/48 (a)	956,000	211,372
Series 2019-A, Class R1, 0.000% 6/15/48 (a)	1,314,800	311,476
Series 2016-D, Class A1, 1 mo. USD LIBOR + .950% 1.098% FRN 1/25/39 (a)	27,694	27,750
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 1.348% FRN 6/25/33 (a)	49,819	49,978
		17,455,217
Whole Loan Collateral Collateralized Mortgage Obligations — 7.1%
Angel Oak Mortgage Trust
Series 2020-5, Class A2, 1.579% VRN 5/25/65 (a) (b)	429,457	428,882
Series 2020-5, Class A3, 2.041% VRN 5/25/65 (a) (b)	387,089	386,579
Series 2018-3, Class A3, 3.238% VRN 5/25/59 (a) (b)	250,814	253,398
Series 2019-6, Class M1, 3.389% VRN 11/25/59 (a) (b)	800,000	808,975
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
3.091% VRN 8/25/34 (b)	3,468	3,392
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3,
2.406% VRN 5/25/60 (a) (b)	415,414	414,737
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
1.125% FRN 8/25/49 (a)	1,220,667	1,220,619
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A3, 3.030% VRN 7/25/49 (a) (b)	440,479	439,106
Series 2019-IMC1, Class M1, 3.170% VRN 7/25/49 (a) (b)	391,000	381,127
Countrywide Home Loans, Inc.
Series 2004-2, Class 1A1, 3.666% VRN 2/25/34 (b)	2,796	2,699
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (b)	727	697
Deephaven Residential Mortgage Trust
Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (b)	148,743	149,749
Series 2019-4A, Class M1, 3.484% VRN 10/25/59 (a) (b)	550,000	555,016
Series 2018-2A, Class A3, 3.684% VRN 4/25/58 (a) (b)	346,132	348,680
Series 2018-3A, Class A3, 3.963% VRN 8/25/58 (a) (b)	254,021	256,953
Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (b)	368,559	372,258
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1,
3.490% VRN 8/25/34 (b)	1,057	1,067
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1,
1.657% VRN 5/25/65 (a) (b)	392,241	393,985

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A,
3.165% VRN 8/25/34 (b)	$6,528	$6,509
JP Morgan Mortgage Trust
Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	145,998	146,287
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	272,197	274,079
Series 2018-4, Class A15, 3.500% VRN 10/25/48 (a) (b)	100,957	101,175
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	174,655	176,719
Merrill Lynch Mortgage Investors, Inc.
Series 2003-A4, Class IA, 3.032% VRN 7/25/33 (b)	352	336
Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (b)	355	351
New Residential Mortgage Loan Trust
Series 2016-4A, Class A1, 3.750% VRN 11/25/56 (a) (b)	225,527	240,636
Series 2019-NQM2, Class A3, 3.752% VRN 4/25/49 (a) (b)	153,052	155,416
Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (a) (b)	364,675	370,972
Onslow Bay Financial LLC, Series 2020-INV1, Class A21,
3.500% VRN 12/25/49 (a) (b)	602,476	614,204
PSMC Trust
Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	199,699	201,842
Series 2018-2, Class A3, 3.500% VRN 6/25/48 (a) (b)	160,745	161,680
Sequoia Mortgage Trust
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	275,682	276,501
Series 2018-5, Class A4, 3.500% VRN 5/25/48 (a) (b)	150,990	151,961
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (b)	111,666	112,563
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (b)	295,025	298,558
Series 2018-CH3, Class A11, 4.000% VRN 8/25/48 (a) (b)	117,578	118,213
Series 2018-7, Class A4, 4.000% VRN 9/25/48 (a) (b)	16,480	16,458
Series 2019-1, Class A4, 4.000% VRN 2/25/49 (a) (b)	7,153	7,139
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3,
3.000% VRN 10/25/31 (a) (b)	397,827	405,730
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (b)	532,984	540,149
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A,
2.970% VRN 3/25/34 (b)	2,953	2,931
TIAA Bank Mortgage Loan Trust, Series 2018-2, Class A4,
3.500% VRN 7/25/48 (a) (b)	87,826	87,947
Verus Securitization Trust
Series 2020-1, Class M1, 3.021% VRN 1/25/60 (a) (b)	1,034,000	1,029,256
Series 2019-4, Class M1, 3.207% VRN 11/25/59 (a) (b)	430,000	423,699
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (b)	813,605	831,059
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (b)	265,000	265,728
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (b)	548,000	546,650
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%
2.419% FRN 4/25/44	8,701	8,321
		13,990,988

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $100,546,255)		99,493,463

U.S. Government Agency Obligations and Instrumentalities — 1.7%
Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association Series 2014-131, Class BW 2.868% FRN 5/20/41 (b)	77,749	80,236
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp.
Pool #C01079 7.500% 10/01/30	198	233

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #C01135 7.500% 2/01/31	$779	$908
Federal National Mortgage Association
Pool #775539 12 mo. USD LIBOR + 1.641% 2.516% FRN 5/01/34	2,642	2,751
Pool #725692 1 year CMT + 2.137% 3.138% FRN 10/01/33	11,523	12,070
Pool #888586 1 year CMT + 2.196% 3.326% FRN 10/01/34	14,475	15,254
Pool #575667 7.000% 3/01/31	1,333	1,581
Pool #529453 7.500% 1/01/30	443	520
Pool #535996 7.500% 6/01/31	714	836
Pool #252926 8.000% 12/01/29	13	15
Pool #532819 8.000% 3/01/30	26	31
Pool #534703 8.000% 5/01/30	443	516
Pool #253437 8.000% 9/01/30	20	23
Pool #253481 8.000% 10/01/30	9	10
Pool #602008 8.000% 8/01/31	627	734
Pool #190317 8.000% 8/01/31	434	508
Pool #597220 8.000% 9/01/31	551	650
Government National Mortgage Association I
Pool #371146 7.000% 9/15/23	31	32
Pool #352022 7.000% 11/15/23	448	474
Pool #491089 7.000% 12/15/28	1,233	1,345
Pool #500928 7.000% 5/15/29	570	654
Pool #499410 7.000% 7/15/29	210	242
Pool #510083 7.000% 7/15/29	144	164
Pool #493723 7.000% 8/15/29	422	486
Pool #581417 7.000% 7/15/32	841	959
Government National Mortgage Association II
Pool #008746 1 year CMT + 1.500% 3.125% FRN 11/20/25	506	517
Pool #080136 1 year CMT + 1.500% 3.125% FRN 11/20/27	107	110
		41,623
Whole Loans — 1.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2020-DNA3, Class M1, 1 mo. USD LIBOR + 1.500% 1.648% FRN 6/25/50 (a)	490,000	490,824
Series 2020-DNA3, Class M2, 1 mo. USD LIBOR + 3.000% 3.148% FRN 6/25/50 (a)	1,436,000	1,440,010
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 2.298% FRN 9/25/31 (a)	369,143	368,172
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 2.448% FRN 8/25/31 (a)	838,220	832,994
		3,132,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,263,441)		3,253,859

U.S. Treasury Obligations — 0.7%
U.S. Treasury Bonds & Notes — 0.7%
U.S. Treasury Note
8.000% 11/15/21 (d)	1,220,000	1,327,438

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,395,661)		1,327,438

TOTAL BONDS & NOTES (Cost $180,350,635)		180,962,725

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $147,532)		76,230

TOTAL LONG-TERM INVESTMENTS (Cost $180,498,167)		181,038,955

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value

Short-Term Investments — 6.1%
Commercial Paper — 5.1%
American Honda Finance Corp.
0.315% 11/19/20	$1,000,000	$999,643
Avangrid, Inc.
0.254% 11/09/20 (a)	1,000,000	999,781
Duke Energy Corp.
0.223% 10/02/20 (a)	2,000,000	1,999,990
Harley-Davidson Funding Corp.
0.254% 10/08/20 (a)	1,000,000	999,962
Intercontinental Exchange, Inc.
0.376% 11/13/20 (a) (e)	1,000,000	999,557
0.376% 12/03/20 (a) (e)	1,000,000	999,337
NRW. Bank
0.162% 11/03/20 (a)	2,000,000	1,999,774
Societe Generale SA
0.081% 10/06/20 (a)	1,000,000	999,983
		9,998,027
U.S. Treasury Bill — 1.0%
U.S. Treasury Bill
0.000% 10/06/20	2,000,000	1,999,982

TOTAL SHORT-TERM INVESTMENTS (Cost $11,997,839)		11,998,009

TOTAL INVESTMENTS — 98.4% (Cost $192,496,006) (f)		193,036,964

Other Assets/(Liabilities) — 1.6%		3,146,209

NET ASSETS — 100.0%		$196,183,173

Abbreviation Legend
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2020, the aggregate market value of these securities amounted to $124,101,453 or 63.26% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2020.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(d)	A portion of this security is pledged/held as collateral for open derivatives.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2020, these securities amounted to a value of $1,998,894 or 1.02% of net assets.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	3,080,000	$76,230	$147,532	$(71,302)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	12/21/20	152	$21,186,675	$22,075

Short
90 Day Eurodollar	12/14/20	2	$(487,568)	$(11,207)
U.S. Treasury Ultra 10 Year	12/21/20	54	(8,613,771)	(22,010)
U.S. Treasury Note 2 Year	12/31/20	129	(28,490,861)	(13,100)
U.S. Treasury Note 5 Year	12/31/20	524	(65,977,525)	(62,850)
90 Day Eurodollar	3/15/21	2	(487,743)	(11,282)
90 Day Eurodollar	9/13/21	3	(731,728)	(16,847)
90 Day Eurodollar	3/14/22	3	(731,503)	(16,847)
90 Day Eurodollar	9/19/22	3	(731,203)	(16,997)
90 Day Eurodollar	3/13/23	2	(487,168)	(11,432)
90 Day Eurodollar	12/18/23	3	(730,078)	(16,997)
90 Day Eurodollar	12/16/24	7	(1,701,414)	(38,349)
				$(237,918)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 35†	1.000%	Quarterly	12/20/2025	USD	900,000	$(18,757)	$(21,507)	$2,750
CDX.NA.IG Series 35†	1.000%	Quarterly	12/20/2025	USD	800,000	(16,673)	(19,601)	2,928
						$(35,430)	$(41,108)	$5,678

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend
USD	U.S. Dollar

MML Small Cap Equity Fund — Portfolio of Investments
September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.2%

Common Stock — 99.2%
Basic Materials — 2.6%
Forest Products & Paper — 0.6%
Schweitzer-Mauduit International, Inc.	19,548	$594,064
Mining — 2.0%
Compass Minerals International, Inc.	22,969	1,363,210
Kaiser Aluminum Corp.	15,061	807,119
		2,170,329
		2,764,393
Communications — 1.4%
Internet — 1.4%
Q2 Holdings, Inc. (a) (b)	16,660	1,520,392
Consumer, Cyclical — 14.8%
Auto Parts & Equipment — 3.0%
Dorman Products, Inc. (a)	16,534	1,494,343
Visteon Corp. (a)	24,124	1,669,863
		3,164,206
Entertainment — 0.3%
Cedar Fair LP (c)	11,532	323,703
Retail — 11.5%
AutoNation, Inc. (a)	40,877	2,163,620
Big Lots, Inc.	13,696	610,842
BJ's Wholesale Club Holdings, Inc. (a)	60,784	2,525,575
Foot Locker, Inc.	15,562	514,013
Jack in the Box, Inc.	18,697	1,482,859
Ollie's Bargain Outlet Holdings, Inc. (a)	5,492	479,726
Suburban Propane Partners LP (c)	96,387	1,569,180
Texas Roadhouse, Inc.	25,636	1,558,412
The Wendy's Co.	54,677	1,219,024
		12,123,251
		15,611,160
Consumer, Non-cyclical — 26.9%
Biotechnology — 4.5%
ADC Therapeutics SA (a)	9,047	298,461
Emergent BioSolutions, Inc. (a)	19,710	2,036,634
NeoGenomics, Inc. (a)	26,800	988,652
Twist Bioscience Corp. (a)	13,931	1,058,338

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zai Lab Ltd. ADR (a)	4,469	$371,687
		4,753,772
Commercial Services — 5.3%
ASGN, Inc. (a)	34,083	2,166,315
Korn Ferry	55,051	1,596,479
Monro, Inc.	26,168	1,061,636
Paylocity Holding Corp. (a)	4,392	708,957
		5,533,387
Foods — 1.9%
BellRing Brands, Inc. Class A (a)	47,288	980,753
The Simply Good Foods Co. (a) (b)	48,080	1,060,164
		2,040,917
Health Care – Products — 7.5%
Adaptive Biotechnologies Corp. (a)	14,359	698,278
AtriCure, Inc. (a)	24,434	974,917
Inspire Medical Systems, Inc. (a)	10,088	1,301,856
Intersect ENT, Inc. (a)	24,122	393,430
iRhythm Technologies, Inc. (a)	4,332	1,031,492
OraSure Technologies, Inc. (a)	32,136	391,095
Repligen Corp. (a)	6,940	1,023,928
Tandem Diabetes Care, Inc. (a)	17,964	2,038,914
		7,853,910
Health Care – Services — 5.0%
Addus HomeCare Corp. (a)	16,976	1,604,402
American Well Corp. (a)	9,640	285,730
LHC Group, Inc. (a)	12,468	2,650,198
Tenet Healthcare Corp. (a)	31,242	765,741
		5,306,071
Household Products & Wares — 1.2%
Acco Brands Corp.	221,316	1,283,633
Pharmaceuticals — 1.5%
Axsome Therapeutics, Inc. (a) (b)	5,551	395,509
Collegium Pharmaceutical, Inc. (a)	29,984	624,267
G1 Therapeutics, Inc. (a) (b)	14,390	166,204
uniQure NV (a)	10,924	402,331
		1,588,311
		28,360,001
Energy — 3.1%
Energy – Alternate Sources — 2.7%
Renewable Energy Group, Inc. (a)	51,961	2,775,756
Pipelines — 0.4%
Noble Midstream Partners LP (c)	59,412	434,896
		3,210,652

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 18.6%
Banks — 5.2%
The Bank of NT Butterfield & Son Ltd.	44,792	$997,966
BankUnited, Inc.	46,583	1,020,634
Cathay General Bancorp	27,102	587,571
CIT Group, Inc.	32,326	572,493
First Horizon National Corp.	106,969	1,008,718
Heritage Financial Corp.	47,725	877,663
Signature Bank	5,087	422,170
		5,487,215
Diversified Financial Services — 2.6%
Federated Hermes, Inc.	22,924	493,095
Focus Financial Partners, Inc. Class A (a)	30,129	987,930
Stifel Financial Corp.	24,341	1,230,681
		2,711,706
Insurance — 0.6%
ProSight Global, Inc. (a)	24,881	282,150
Selectquote, Inc. (a)	19,075	386,269
		668,419
Real Estate Investment Trusts (REITS) — 6.0%
Brandywine Realty Trust (b)	117,087	1,210,680
DiamondRock Hospitality Co.	194,360	985,405
EPR Properties	37,320	1,026,300
Four Corners Property Trust, Inc.	75,976	1,944,226
National Storage Affiliates Trust	34,751	1,136,705
		6,303,316
Savings & Loans — 4.2%
Berkshire Hills Bancorp, Inc.	41,167	416,198
OceanFirst Financial Corp.	48,157	659,269
Pacific Premier Bancorp, Inc.	49,108	989,035
Sterling Bancorp	61,596	647,990
WSFS Financial Corp.	61,438	1,656,983
		4,369,475
		19,540,131
Industrial — 16.4%
Building Materials — 2.3%
Masonite International Corp. (a)	15,280	1,503,552
Summit Materials, Inc. Class A (a)	55,636	920,219
		2,423,771
Electrical Components & Equipment — 1.9%
Energizer Holdings, Inc.	27,701	1,084,217
EnerSys	13,971	937,734
		2,021,951

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 0.7%
Atkore International Group, Inc. (a)	34,162	$776,502
Engineering & Construction — 3.7%
Comfort Systems USA, Inc.	11,867	611,269
KBR, Inc.	70,933	1,586,062
TopBuild Corp. (a)	10,053	1,715,947
		3,913,278
Environmental Controls — 1.6%
Evoqua Water Technologies Corp. (a)	54,229	1,150,739
US Ecology, Inc.	14,665	479,106
		1,629,845
Machinery – Diversified — 1.0%
Chart Industries, Inc. (a)	15,578	1,094,666
Metal Fabricate & Hardware — 2.4%
Rexnord Corp.	64,271	1,917,847
Valmont Industries, Inc.	4,813	597,678
		2,515,525
Miscellaneous - Manufacturing — 1.0%
EnPro Industries, Inc.	18,027	1,016,903
Transportation — 1.8%
CryoPort, Inc. (a) (b)	24,903	1,180,402
Hub Group, Inc. Class A (a)	13,215	663,327
		1,843,729
		17,236,170
Technology — 12.4%
Computers — 2.5%
CACI International, Inc. Class A (a)	6,853	1,460,785
Perspecta, Inc.	60,799	1,182,541
		2,643,326
Semiconductors — 4.7%
Brooks Automation, Inc.	30,521	1,411,901
MKS Instruments, Inc.	16,108	1,759,477
Semtech Corp. (a)	34,528	1,828,603
		4,999,981
Software — 5.2%
1Life Healthcare, Inc. (a)	15,062	427,158
Bottomline Technologies de, Inc. (a)	36,063	1,520,416
Envestnet, Inc. (a)	11,222	865,890
j2 Global, Inc. (a)	24,325	1,683,777
Zynga, Inc. Class A (a)	101,441	925,142
		5,422,383
		13,065,690

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 3.0%
Electric — 0.9%
Avista Corp.	28,920	$986,751
Gas — 2.1%
National Fuel Gas Co.	19,363	785,944
South Jersey Industries, Inc.	74,323	1,432,204
		2,218,148
		3,204,899

TOTAL COMMON STOCK (Cost $90,680,883)		104,513,488

TOTAL EQUITIES (Cost $90,680,883)		104,513,488

TOTAL LONG-TERM INVESTMENTS (Cost $90,680,883)		104,513,488

	Principal Amount
Short-Term Investments — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (d)	$845,522	845,522

TOTAL SHORT-TERM INVESTMENTS (Cost $845,522)		845,522

TOTAL INVESTMENTS — 100.0% (Cost $91,526,405) (e)		105,359,010

Other Assets/(Liabilities) — (0.0)%		(14,880)

NET ASSETS — 100.0%		$105,344,130

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2020, was $3,483,618 or 3.31% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,591,138 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Maturity value of $845,522. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $862,502.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Special Situations Fund — Portfolio of Investments
September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.7%

Common Stock — 99.7%
Basic Materials — 21.1%
Chemicals — 15.6%
The Chemours Co.	43,100	$901,221
Dow, Inc.	61,300	2,884,165
DuPont de Nemours, Inc.	6,600	366,168
Ingevity Corp. (a)	7,900	390,576
		4,542,130
Mining — 5.5%
Alcoa Corp. (a)	45,300	526,839
Arconic Corp. (a)	57,100	1,087,755
		1,614,594
		6,156,724
Communications — 2.2%
Media — 2.2%
Altice USA, Inc. Class A (a)	23,956	622,856
Consumer, Cyclical — 16.6%
Apparel — 1.6%
Kontoor Brands, Inc. (a) (b)	18,900	457,380
Auto Parts & Equipment — 1.9%
Delphi Technologies PLC (a)	32,800	548,088
Distribution & Wholesale — 1.9%
IAA, Inc. (a)	10,300	536,321
Resideo Technologies, Inc. (a)	510	5,610
		541,931
Entertainment — 6.3%
Penn National Gaming, Inc. (a) (b)	25,200	1,832,040
Leisure Time — 1.2%
Brunswick Corp.	6,000	353,460
Lodging — 3.7%
Hilton Grand Vacations, Inc. (a)	14,400	302,112
Wyndham Hotels & Resorts, Inc.	15,700	792,850
		1,094,962
		4,827,861

MML Special Situations Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 19.8%
Biotechnology — 6.9%
Corteva, Inc.	69,500	$2,002,295
Commercial Services — 3.2%
PayPal Holdings, Inc. (a)	4,762	938,257
Foods — 5.0%
Lamb Weston Holdings, Inc.	22,100	1,464,567
Health Care – Products — 2.1%
West Pharmaceutical Services, Inc.	2,197	603,955
Pharmaceuticals — 2.6%
Zoetis, Inc.	4,649	768,805
		5,777,879
Financial — 4.6%
Insurance — 3.2%
Brighthouse Financial, Inc. (a)	34,500	928,395
Real Estate Investment Trusts (REITS) — 1.4%
Park Hotels & Resorts, Inc.	41,900	418,581
		1,346,976
Industrial — 33.7%
Building Materials — 10.6%
Carrier Global Corp.	101,300	3,093,702
Electronics — 7.9%
Fortive Corp.	12,900	983,109
Honeywell International, Inc.	3,060	503,707
Keysight Technologies, Inc. (a)	8,302	820,071
		2,306,887
Engineering & Construction — 8.3%
Arcosa, Inc.	37,179	1,639,222
frontdoor, Inc. (a)	9,900	385,209
Jacobs Engineering Group, Inc.	4,100	380,357
		2,404,788
Machinery – Diversified — 6.9%
Otis Worldwide Corp.	29,800	1,860,116
Welbilt, Inc. (a)	24,400	150,304
		2,010,420
		9,815,797
Technology — 1.7%
Computers — 1.7%
Perspecta, Inc.	25,437	494,750

TOTAL COMMON STOCK (Cost $25,540,654)		29,042,843

TOTAL EQUITIES (Cost $25,540,654)		29,042,843

TOTAL LONG-TERM INVESTMENTS (Cost $25,540,654)		29,042,843

MML Special Situations Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (c)	$148,206	$148,206

TOTAL SHORT-TERM INVESTMENTS (Cost $148,206)		148,206

TOTAL INVESTMENTS — 100.2% (Cost $25,688,860) (d)		29,191,049

Other Assets/(Liabilities) — (0.2)%		(56,362)

NET ASSETS — 100.0%		$29,134,687

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2020, was $2,131,683 or 7.32% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,082,736 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $148,206. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $151,227.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Strategic Emerging Markets Fund — Portfolio of Investments
September 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.4%

Common Stock — 95.1%
Belgium — 1.0%
Anheuser-Busch InBev SA	24,487	$1,321,749
Bermuda — 1.8%
Credicorp Ltd.	11,881	1,473,125
Jardine Strategic Holdings Ltd.	47,189	934,885
		2,408,010
Brazil — 2.3%
Ambev SA	279,013	623,021
B3 SA - Brasil Bolsa Balcao	120,253	1,177,926
Vale SA Sponsored ADR (a)	123,636	1,308,069
		3,109,016
Cayman Islands — 25.7%
Alibaba Group Holding Ltd. Sponsored ADR (b)	30,407	8,939,050
Budweiser Brewing Co. APAC Ltd. (c)	450,100	1,314,833
Hansoh Pharmaceutical Group Co. Ltd. (b) (c)	112,000	548,497
Huazhu Group Ltd. ADR	108,203	4,678,697
Innovent Biologics, Inc. (b) (c)	94,500	703,757
Meituan Dianping Class B (b)	34,000	1,069,275
New Oriental Education & Technology Group, Inc. Sponsored ADR (b)	2,436	364,182
OneConnect Financial Technology Co. Ltd. (a) (b)	63,180	1,345,734
Pagseguro Digital Ltd. Class A (a) (b)	32,845	1,238,585
Tencent Holdings Ltd.	148,209	9,869,737
Wuxi Biologics Cayman, Inc. (b) (c)	23,000	564,431
ZTO Express Cayman, Inc. (b)	7,437	215,144
ZTO Express Cayman, Inc. ADR	114,375	3,422,100
		34,274,022
Chile — 0.7%
Falabella SA	326,307	955,980
China — 5.0%
Jiangsu Hengrui Medicine Co. Ltd. Class A	211,287	2,796,883
Ping An Insurance Group Co. of China Ltd. Class A	340,562	3,817,321
		6,614,204
Colombia — 0.3%
Grupo Aval Acciones y Valores SA (a)	94,824	437,139
Egypt — 0.9%
Commercial International Bank Egypt SAE	276,906	1,168,105
France — 6.0%
Kering SA	10,707	7,113,572

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	109	$50,957
Pernod Ricard SA	5,064	808,164
		7,972,693
Hong Kong — 4.0%
AIA Group Ltd.	543,000	5,349,190
India — 11.8%
HDFC Bank Ltd. (b)	95,071	1,400,098
Housing Development Finance Corp. Ltd.	218,919	5,174,668
Infosys Ltd.	42,733	589,057
Kotak Mahindra Bank Ltd. (b)	223,900	3,849,218
Oberoi Realty Ltd. (b)	88,933	478,064
Tata Consultancy Services Ltd.	99,759	3,370,837
Zee Entertainment Enterprises Ltd.	315,798	905,550
		15,767,492
Indonesia — 1.1%
Bank Central Asia Tbk PT	525,600	959,206
Indocement Tunggal Prakarsa Tbk PT	337,997	236,670
Semen Indonesia Persero Tbk PT	394,300	243,883
		1,439,759
Italy — 1.9%
Moncler SpA (b)	22,108	905,507
PRADA SpA (b)	412,800	1,611,319
		2,516,826
Mexico — 4.6%
Alsea SAB de CV (b)	243,074	231,405
Fomento Economico Mexicano SAB de CV	457,471	2,569,608
Fomento Economico Mexicano SAB de CV Sponsored ADR	10,826	608,313
Grupo Aeroportuario del Sureste SAB de CV Class B (b)	42,094	488,493
Grupo Financiero Inbursa SAB de CV Class O (b)	524,534	405,413
Grupo Mexico SAB de CV Series B	741,532	1,887,408
		6,190,640
Netherlands — 3.6%
Yandex NV Class A (a) (b)	73,892	4,821,453
Philippines — 2.4%
Ayala Land, Inc.	1,631,200	999,413
SM Investments Corp.	95,845	1,739,839
SM Prime Holdings, Inc.	855,212	520,096
		3,259,348
Republic of Korea — 1.7%
Amorepacific Corp.	920	128,087
AMOREPACIFIC Group	5,263	218,394
Samsung Biologics Co. Ltd. (b) (c)	3,161	1,863,516
		2,209,997
Russia — 5.9%
Novatek PJSC Sponsored GDR Registered (c)	1,712	234,544

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Novatek PJSC Sponsored GDR Registered (a) (c)	31,597	$4,323,408
Polyus PJSC (b)	2,130	447,351
Polyus PJSC GDR (c) (d)	4,342	457,647
Polyus PJSC GDR (c) (d)	129	13,597
Sberbank of Russia PJSC (b)	802,803	2,358,422
		7,834,969
South Africa — 0.6%
FirstRand Ltd.	337,042	828,201
Switzerland — 0.7%
Cie Financiere Richemont SA Registered	12,810	858,024
Taiwan — 8.7%
MediaTek, Inc.	17,000	358,477
Taiwan Semiconductor Manufacturing Co. Ltd.	748,000	11,233,895
		11,592,372
Turkey — 0.3%
Akbank T.A.S. (b)	651,198	433,878
United States — 4.1%
Yum China Holdings, Inc.	103,507	5,480,696

TOTAL COMMON STOCK (Cost $104,603,949)		126,843,763

Preferred Stock — 3.3%
Brazil — 1.7%
Lojas Americanas SA 0.640%
	438,159	2,215,021
India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	503,840	24,584
Singapore — 1.6%
Grab Holdings, Inc. (Acquired 6/18/19, Cost $2,160,355) (b) (d) (e) (f)	350,542	2,160,355

TOTAL PREFERRED STOCK (Cost $4,537,114)		4,399,960

TOTAL EQUITIES (Cost $109,141,063)		131,243,723

Mutual Funds — 0.2%
United States — 0.2%
State Street Navigator Securities Lending Prime Portfolio (g)	304,707	304,707

TOTAL MUTUAL FUNDS (Cost $304,707)		304,707

TOTAL LONG-TERM INVESTMENTS (Cost $109,445,770)		131,548,430

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 1.7%
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/20, 0.000%, due 10/01/20 (h)	$2,248,141	$2,248,141

TOTAL SHORT-TERM INVESTMENTS (Cost $2,248,141)		2,248,141

TOTAL INVESTMENTS — 100.3% (Cost $111,693,911) (i)		133,796,571

Other Assets/(Liabilities) — (0.3)%		(371,392)

NET ASSETS — 100.0%		$133,425,179

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2020, was $4,247,601 or 3.18% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $4,019,128 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2020, the aggregate market value of these securities amounted to $10,024,230 or 7.51% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2020, these securities amounted to a value of $2,631,599 or 1.97% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)	Restricted security. Certain securities are restricted as to resale. At September 30, 2020, these securities amounted to a value of $2,160,355 or 1.62% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $2,248,141. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 3/15/22, and an aggregate market value, including accrued interest, of $2,293,114.
(i)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Asset Momentum Fund ("Asset Momentum Fund")

MML Blend Fund (“Blend Fund”)

MML Dynamic Bond Fund ("Dynamic Bond Fund")

MML Equity Fund (“Equity Fund”)

MML Equity Rotation Fund ("Equity Rotation Fund")

MML High Yield Fund ("High Yield Fund")

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Short-Duration Bond Fund ("Short-Duration Bond Fund")

MML Small Cap Equity Fund ("Small Cap Equity Fund")

MML Special Situations Fund ("Special Situations Fund")

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

2.	Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees ("Trustees"), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds' Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds' Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds' Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

1	The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company's interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Equity Rotation Fund, Small Cap Equity Fund, and Special Situations Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2020. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of September 30, 2020, for the remaining Funds' investments:

Asset Momentum Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$5,925,778	$2,645,574	*	$—	$8,571,352
U.S. Treasury Obligations	—	9,070,012		—	9,070,012
Mutual Funds	17,622,193	—		—	17,622,193
Short-Term Investments	—	5,383,393		—	5,383,393
Total Investments	$23,547,971	$17,098,979		$—	$40,646,950
Asset Derivatives
Futures Contracts	$8,708	$—		$—	$8,708
Liability Derivatives
Futures Contracts	$(210,375)	$—		$—	$(210,375)

Notes to Portfolio of Investments (Unaudited) (Continued)

Blend Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$483,866,527	$—	$—	$483,866,527
Preferred Stock	519,400	—	—	519,400
Corporate Debt	—	100,131,787	—	100,131,787
Municipal Obligations	—	958,691	—	958,691
Non-U.S. Government Agency Obligations	—	77,942,740	—	77,942,740
Sovereign Debt Obligations	—	1,908,282	—	1,908,282
U.S. Government Agency Obligations and Instrumentalities	—	57,658,810	—	57,658,810
U.S. Treasury Obligations	—	7,645,947	—	7,645,947
Purchased Options	—	398,474	—	398,474
Rights	57,546	—	—	57,546
Warrants	1,359	—	—	1,359
Mutual Funds	341,438	—	—	341,438
Short-Term Investments	—	41,949,440	—	41,949,440
Total Investments	$484,786,270	$288,594,171	$—	$773,380,441
Asset Derivatives
Futures Contracts	$18,526	$—	$—	$18,526
Liability Derivatives
Futures Contracts	$(382,122)	$—	$—	$(382,122)
Swap Agreements	—	(43,766)	—	(43,766)
Total	$(382,122)	$(43,766)	$—	$(425,888)

Notes to Portfolio of Investments (Unaudited) (Continued)

Dynamic Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans (Less Unfunded Loan Commitments)	$—	$12,636,408	$—	$12,636,408
Corporate Debt	—	89,062,627	—	89,062,627
Municipal Obligations	—	484,720	—	484,720
Non-U.S. Government Agency Obligations	—	88,348,064	—	88,348,064
Sovereign Debt Obligations	—	3,999,124	—	3,999,124
U.S. Government Agency Obligations and Instrumentalities	—	67,082,837	—	67,082,837
U.S. Treasury Obligations	—	92,376,378	—	92,376,378
Short-Term Investments	—	11,326,010	—	11,326,010
Unfunded Loan Commitments**	—	369	—	369
Total Investments	$—	$365,316,537	$—	$365,316,537

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$679,137,287	$591,093	$—	$679,728,380
Preferred Stock	424,910	—	—	424,910
Mutual Funds	15,261,843	—	—	15,261,843
Short-Term Investments	1,501,349	2,357,493	—	3,858,842
Total Investments	$696,325,389	$2,948,586	$—	$699,273,975

Notes to Portfolio of Investments (Unaudited) (Continued)

High Yield Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$143,704	$163	$—	+	$143,867
Bank Loans	—	5,072,431	—		5,072,431
Corporate Debt	—	111,030,305	225,280		111,255,585
Warrants	—	—	—	+	—
Total Investments	$143,704	$116,102,899	$225,280		$116,471,883

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Protected and Income Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$24,811	$—	$24,811
Non-U.S. Government Agency Obligations	—	209,567,714	—	209,567,714
U.S. Government Agency Obligations and Instrumentalities	—	15,522,468	—	15,522,468
U.S. Treasury Obligations	—	73,943,160	—	73,943,160
Purchased Options	—	1,192,932	—	1,192,932
Short-Term Investments	—	35,277,696	—	35,277,696
Total Investments	$—	$335,528,781	$—	$335,528,781
Asset Derivatives
Futures Contracts	$43,695	$—	$—	$43,695
Swap Agreements	—	2,066,129	—	2,066,129
Total	$43,695	$2,066,129	$—	$2,109,824
Liability Derivatives
Futures Contracts	$(23,531)	$—	$—	$(23,531)
Swap Agreements	—	(576,837)	—	(576,837)
Total	$(23,531)	$(576,837)	$—	$(600,368)

Notes to Portfolio of Investments (Unaudited) (Continued)

Managed Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Preferred Stock	$2,467,150	$—	$—	$2,467,150
Corporate Debt	—	416,487,002	—	416,487,002
Municipal Obligations	—	4,621,304	—	4,621,304
Non-U.S. Government Agency Obligations	—	324,337,195	—	324,337,195
Sovereign Debt Obligations	—	7,650,479	—	7,650,479
U.S. Government Agency Obligations and Instrumentalities	—	238,230,487	—	238,230,487
U.S. Treasury Obligations	—	33,891,069	—	33,891,069
Purchased Options	—	2,018,451	—	2,018,451
Short-Term Investments	—	163,460,895	—	163,460,895
Total Investments	$2,467,150	$1,190,696,882	$—	$1,193,164,032
Asset Derivatives
Futures Contracts	$83,898	$—	$—	$83,898
Liability Derivatives
Futures Contracts	$(1,510,316)	$—	$—	$(1,510,316)
Swap Agreements	—	(187,569)	—	(187,569)
Total	$(1,510,316)	$(187,569)	$—	$(1,697,885)

Notes to Portfolio of Investments (Unaudited) (Continued)

Short-Duration Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$76,430,855	$—	$76,430,855
Municipal Obligations	—	457,110	—	457,110
Non-U.S. Government Agency Obligations	—	99,493,463	—	99,493,463
U.S. Government Agency Obligations and Instrumentalities	—	3,253,859	—	3,253,859
U.S. Treasury Obligations	—	1,327,438	—	1,327,438
Purchased Options	—	76,230	—	76,230
Short-Term Investments	—	11,998,009	—	11,998,009
Total Investments	$—	$193,036,964	$—	$193,036,964
Asset Derivatives
Futures Contracts	$22,075	$—	$—	$22,075
Liability Derivatives
Futures Contracts	$(237,918)	$—	$—	$(237,918)
Swap Agreements	—	(35,430)	—	(35,430)
Total	$(237,918)	$(35,430)	$—	$(273,348)

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Emerging Markets Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Belgium	$—	$1,321,749	$—	$1,321,749
Bermuda	1,473,125	934,885	—	2,408,010
Brazil	3,109,016	—	—	3,109,016
Cayman Islands	20,203,492	14,070,530	—	34,274,022
Chile	955,980	—	—	955,980
China	—	6,614,204	—	6,614,204
Colombia	437,139	—	—	437,139
Egypt	—	1,168,105	—	1,168,105
France	—	7,972,693	—	7,972,693
Hong Kong	—	5,349,190	—	5,349,190
India	—	15,767,492	—	15,767,492
Indonesia	—	1,439,759	—	1,439,759
Italy	—	2,516,826	—	2,516,826
Mexico	6,190,640	—	—	6,190,640
Netherlands	4,821,453	—	—	4,821,453
Philippines	—	3,259,348	—	3,259,348
Republic of Korea	—	2,209,997	—	2,209,997
Russia	234,544	7,600,425	—	7,834,969
South Africa	—	828,201	—	828,201
Switzerland	—	858,024	—	858,024
Taiwan	—	11,592,372	—	11,592,372
Turkey	—	433,878	—	433,878
United States	5,480,696	—	—	5,480,696
Preferred Stock
Brazil	2,215,021	—	—	2,215,021
India	24,584	—	—	24,584
Singapore	—	—	2,160,355	2,160,355
Mutual Funds	304,707	—	—	304,707
Short-Term Investments	—	2,248,141	—	2,248,141
Total Investments	$45,450,397	$86,185,819	$2,160,355	$133,796,571

Notes to Portfolio of Investments (Unaudited) (Continued)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.

+	Represents a security at $0 value as of September 30, 2020.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission's ("SEC") EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2020, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Notes to Portfolio of Investments (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal  Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3.	Federal Income Tax Information

At September 30, 2020, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Momentum Fund	$37,069,260	$4,560,797	$(983,107)	$3,577,690
Blend Fund	598,623,352	190,753,946	(15,996,857)	174,757,089
Dynamic Bond Fund	360,150,207	14,997,191	(9,830,861)	5,166,330
Equity Fund	632,692,629	100,723,613	(34,142,267)	66,581,346
Equity Rotation Fund	29,545,839	7,998,975	(1,623,882)	6,375,093
High Yield Fund	120,188,007	4,325,450	(8,041,574)	(3,716,124)
Inflation-Protected and Income Fund	331,846,642	6,407,579	(2,725,440)	3,682,139
Managed Bond Fund	1,172,427,666	41,700,186	(20,963,820)	20,736,366
Short-Duration Bond Fund	192,496,006	3,542,378	(3,001,420)	540,958
Small Cap Equity Fund	91,526,405	28,096,675	(14,264,070)	13,832,605
Special Situations Fund	25,688,860	5,600,692	(2,098,503)	3,502,189
Strategic Emerging Markets Fund	111,693,911	31,706,178	(9,603,518)	22,102,660

Notes to Portfolio of Investments (Unaudited) (Continued)

4.	New Accounting Pronouncements

In March 2020, FASB issued Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

In October 2020, Accounting Standards Update 2017-08, Receivables --Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) was amended by Accounting Standards Update 2020-08, Codification Improvements to Subtopic 310-20, Receivables --Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 requires entities to reevaluate whether callable debt securities fall within the scope of ASU 2017-08 at each reporting period. ASU 2020-08 also amends the relevant guidance to require premiums to be amortized to the “next call date” rather than the “earliest call date,” and further clarifies the definition of “next call date.” ASU 2020-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption of ASU 2020-08 is not permitted. Management is currently evaluating the impact, if any, of applying ASU 2020-08.

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amounts sought to be recovered from the Blend Fund and Small Cap Equity Fund are approximately $207,400 and $93,500, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds' net asset value depending on the net assets of each applicable Fund at the time of such judgment or settlement.

Notes to Portfolio of Investments (Unaudited) (Continued)

6.	Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadvisers, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

7.	Subsequent Events

Effective November 18, 2020, the Asset Momentum Fund changed its name to the MML Equity Momentum Fund.